April 27, 2001


Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account A
     File Number 333-14061


Commissioners:

Enclosed for filing is a complete copy, including exhibits, of Post-Effective Amendment Number 7 to the above referenced Form
S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VUL4CVR.TXT

    As filed with the Securities and Exchange Commission on April 27,
2001
                                             Registration No. 333-14061
                                             POST-EFFECTIVE AMENDMENT
NO. 7

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM S-6
                              --------

              FOR REGISTRATION UNDER THE SECURITIES ACT
              OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A
              ________________________________________
                         (Exact Name of Trust)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)
                           One Midland Plaza
                         Sioux Falls, SD 57193
               (Address of Principal Executive Office)
                       _________________________
    Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193

          (Name and Address of Agent for Service of Process)

                               Copy to:

                         Frederick R. Bellamy
                     Sutherland Asbill& Brennan  L L P
                    1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

              Variable Universal Life 3 Insurance Policies
              Variable Universal Life 4 Insurance Policies

                  (Title of Securities being offered)

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b)
        _x_  on April 27, 2001 pursuant to paragraph (b)
        ___  60 days after filing pursuant to paragraph (a) (1)
        ___  on ____________ pursuant to paragraph (a) (1) of Rule 485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    --------------------------------------------------------------------
--


S6VL4.TXT

VARIABLE UNIVERSAL LIFE 3


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700


Variable Universal Life 3 is an individual variable life insurance policy issued by Midland National Life
Insurance Company. Variable Universal Life 3:
	provides insurance coverage with flexibility in death
benefits and premiums;
	pays a death benefit if the insured person dies while the contract is still in force;
	can provide substantial Contract Fund build-up on a tax-deferred basis. However, there is no guaranteed
Contract Fund for amounts you allocate to the
Investment Divisions. You bear the risk of poor
investment performance for those amounts.
	lets you borrow against your contract, withdraw part
of the    Cash Surrender Valuecash surrender
value    , or completely surrender your contract.
Loans and withdrawals affect the Contract Fund,
and may affect the death benefit.
After the first premium, you may decide how much
your premiums will be and how often you wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may
or may not be a Modified Endowment
   cC    ontract     ("MEC")     . If it is a
   Modified Endowment contract, thenMEC,
loans and withdrawals may have    negative more
adverse     tax consequences    than
otherwise    .
You have a limited right to examine your contract and
return it to us for a refund.
You may allocate your    CC    ontract Fund to
our General Account    or and     up to ten
investment divisions.  Each division invests in a
specified mutual fund portfolio.  You can choose
among the following    twenty five thirty
    investment divisions:
	VIP Money Market Portfolio
	VIP High Income Portfolio
	VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	   VIP Mid Cap Portfolio
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II Contrafund Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
	American Century VP Capital Appreciation
Portfolio
	American Century VP Value Portfolio
	American Century VP Balanced Portfolio
	American Century VP International Portfolio
	American Century VP Income & Growth Portfolio
	MFS VIT Emerging Growth Series
	MFS VIT Research Series
	MFS VIT    Growth with Income SeriesInvestors
Trust Series
	MFS VIT New Discovery Series
	Lord Abbett Series Fund, Inc. Growth & Income Portfolio (hereinafter referred to as Lord Abbett VC
Growth and Income Portfolio)
	Lord Abbett Series Fund, Inc. Mid-Cap Value
Portfolio  (hereinafter referred to as Lord Abbett VC
Mid-Cap Value Portfolio)
	Lord Abbett Series Fund, Inc. International
Portfolio (hereinafter referred to as Lord Abbett
VC International Portfolio)
	   Alger American Small Capitalization Portfolio Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged AllCap Portfolio

Your Contract Fund in the investment divisions will increase or decrease based on investment performance.
You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
   Prospectus: May 1, 2001
Prospectus: May 1, 2001.








Table of Contents



   PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 3	4
Death Benefit Options	4
Contract Changes	4
Flexible Premium Payments	4
Additional Benefits	5
INVESTMENT CHOICES	5
YOUR CONTRACT FUND	5
Transfers	6
Policy Loans	6
Withdrawing Money	6
Surrendering Your Contract	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your Contract Fund	6
Surrender Charges	7
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	9
Your Right To Examine This Contract	9
Your Contract Can Lapse	9
Tax Effects of Variable Universal Life 3	9
Illustrations	9
Inquiries and Correspondence	10
State Variations	10
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 3	10
INSURANCE FEATURES	10
How the Contracts Differ From Whole Life Insurance	10
Application for Insurance	11
Death Benefit	11
Notice and Proof of Death	12
Payment of Death Benefits	12
Maturity Benefit	12
Changes In Variable Universal Life 3	12
Changing The Face Amount of Insurance	13
Changing Your Death Benefit Option	13
When Contract Changes Go Into Effect	14
Flexible Premium Payments	14
Allocation of Premiums	15
Additional Benefits	15
Automatic Benefit Increase Provision	16
SEPARATE ACCOUNT INVESTMENT CHOICES	17
Our Separate Account And Its Investment Divisions	17
The Funds	17
Investment Policies Of The Portfolios	17
USING YOUR CONTRACT FUND	20
The Contract Fund	20
Amounts In Our Separate Account	21
How We Determine The Accumulation Unit Value	21
Contract Fund Transactions	21
Transfers Of Contract Fund	21
Dollar Cost Averaging	22
Contract Loans	23
Withdrawing Money From Your Contract Fund	24
Surrendering Your Contract	24
THE GENERAL ACCOUNT	25
DEDUCTIONS AND CHARGES	25
Deductions From Your Premiums	25
Charges Against The Separate Account	26
Deductions From Your Contract Fund	26
Transaction Charges	27
How Contract Fund Charges Are Allocated	28
Surrender Charges	28
Charges In The Funds	29
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	29
Your Right To Examine The Contract	29
Your Contract Can Lapse	30
You May Reinstate Your Contract	30
Contract Periods And Anniversaries	30
Maturity Date	30
We Own The Assets Of Our Separate Account	31
Changing the Separate Account	31
Limits On Our Right To Challenge The Contract	31
Your Payment Options	32
Lump Sum Payments	32
Optional Payment Methods	32
Your Beneficiary	33
Assigning Your Contract	33
When We Pay Proceeds From This Contract	33
TAX EFFECTS	34
Contract Proceeds	34
Possible Charge for Midland's Taxes	36
Other Tax Considerations	36
PART 3: ADDITIONAL INFORMATION	36
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	36
YOUR VOTING RIGHTS AS AN OWNER	37
OUR REPORTS TO CONTRACT OWNERS	37
DIVIDENDS	38
MIDLAND'S SALES AND OTHER AGREEMENTS	38
REGULATION	38
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	39
LEGAL MATTERS	39
FINANCIAL	39
ADDITIONAL INFORMATION	39
MANAGEMENT OF MIDLAND	40
ILLUSTRATIONS	45
DEFINITIONS	50
PERFORMANCE	52
FINANCIAL STATEMENTS	53
Prospectus: May 1, 2001	3
PART 1: SUMMARY	5
FEATURES OF VARIABLE UNIVERSAL LIFE 3	6
Death Benefit Options	6
Contract Changes	6
Flexible Premium Payments	6
Additional Benefits	6
INVESTMENT CHOICES	7
YOUR CONTRACT FUND	7
Transfers	8
Policy Loans	8
Withdrawing Money	8
Surrendering Your Contract	8
DEDUCTIONS AND CHARGES	8
Deductions From Your Premiums	8
Deductions From Your Contract Fund	8
Surrender Charges	9
Portfolio Expenses	9
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	12
Your Right To Examine This Contract	12
Your Contract Can Lapse	12
Tax Effects of Variable Universal Life 3	12
Illustrations	12
Inquiries and Correspondence	13
State Variations	13
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 3	13
INSURANCE FEATURES	13
How the Contracts Differ From Whole Life Insurance	13
Application for Insurance	14
Death Benefit	14
Notice and Proof of Death	15
Payment of Death Benefits	15
Maturity Benefit	15
Changes In Variable Universal Life 3	15
Changing The Face Amount of Insurance	16
Changing Your Death Benefit Option	16
When Contract Changes Go Into Effect	17
Flexible Premium Payments	17
Allocation of Premiums	18
Additional Benefits	18
Automatic Benefit Increase Provision	19
SEPARATE ACCOUNT INVESTMENT CHOICES	20
Our Separate Account And Its Investment Divisions	20
The Funds	20
Investment Policies Of The Portfolios	20
USING YOUR CONTRACT FUND	24
The Contract Fund	24
Amounts In Our Separate Account	24
How We Determine The Accumulation Unit Value	24
Contract Fund Transactions	25
Transfers Of Contract Fund	25
Dollar Cost Averaging	25
Contract Loans	26
Withdrawing Money From Your Contract Fund	27
Surrendering Your Contract	28
THE GENERAL ACCOUNT	28
DEDUCTIONS AND CHARGES	29
Deductions From Your Premiums	29
Charges Against The Separate Account	29
Deductions From Your Contract Fund	29
Transaction Charges	31
How Contract Fund Charges Are Allocated	31
Surrender Charges	31
Charges In The Funds	33
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	33
Your Right To Examine The Contract	33
Your Contract Can Lapse	33
You May Reinstate Your Contract	34
Contract Periods And Anniversaries	34
Maturity Date	34
We Own The Assets Of Our Separate Account	34
Changing the Separate Account	34
Limits On Our Right To Challenge The Contract	35
Your Payment Options	35
Lump Sum Payments	36
Optional Payment Methods	36
Your Beneficiary	37
Assigning Your Contract	37
When We Pay Proceeds From This Contract	37
TAX EFFECTS	37
Contract Proceeds	37
Possible Charge for Midland's Taxes	40
Other Tax Considerations	40
PART 3: ADDITIONAL INFORMATION	40
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	40
YOUR VOTING RIGHTS AS AN OWNER	40
OUR REPORTS TO CONTRACT OWNERS	41
DIVIDENDS	41
MIDLAND'S SALES AND OTHER AGREEMENTS	42
REGULATION	42
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	42
LEGAL MATTERS	43
FINANCIAL	43
ADDITIONAL INFORMATION	43
MANAGEMENT OF MIDLAND	44
ILLUSTRATIONS	50
DEFINITIONS	58
PERFORMANCE	60
FINANCIAL STATEMENTS	61
PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 3	4
Death Benefit Options	4
Contract Changes	4
Flexible Premium Payments	4
Additional Benefits	4
INVESTMENT CHOICES	5
YOUR CONTRACT FUND	5
Transfers	6
Policy Loans	6
Withdrawing Money	6
Surrendering Your Contract	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your Contract Fund	6
Surrender Charges	7
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	8
Your Right To Examine This Contract	8
Your Contract Can Lapse	9
Tax Effects of Variable Universal Life 3	9
Illustrations	9
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 3	9
INSURANCE FEATURES	9
How the Contracts Differ From Whole Life Insurance	9
Application for Insurance	10
Death Benefit	10
Maturity Benefit	11
Changes In Variable Universal Life 3	11
Changing The Face Amount of Insurance	11
Changing Your Death Benefit Option	12
When Contract Changes Go Into Effect	12
Flexible Premium Payments	12
Allocation of Premiums	13
Additional Benefits	14
Automatic Benefit Increase Provision	15
SEPARATE ACCOUNT INVESTMENT CHOICES	16
Our Separate Account And Its Investment Divisions	16
The Funds	16
Investment Policies Of The Portfolios	16
USING YOUR CONTRACT FUND	19
The Contract Fund	19
Amounts In Our Separate Account	19
How We Determine The Accumulation Unit Value	19
Contract Fund Transactions	20
Transfers Of Contract Fund	20
Dollar Cost Averaging	20
Contract Loans	21
Withdrawing Money From Your Contract Fund	22
Surrendering Your Contract	23
THE GENERAL ACCOUNT	23
DEDUCTIONS AND CHARGES	23
Deductions From Your Premiums	23
Charges Against The Separate Account	24
Deductions From Your Contract Fund	24
Transaction Charges	26
How Contract Fund Charges Are Allocated	26
Surrender Charges	26
Charges In The Funds	27
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	28
Your Right To Examine The Contract	28
Your Contract Can Lapse	28
You May Reinstate Your Contract	28
Contract Periods And Anniversaries	29
Maturity Date	29
We Own The Assets Of Our Separate Account	29
Changing the Separate Account	29
Limits On Our Right To Challenge The Contract	30
Your Payment Options	30
Your Beneficiary	31
Assigning Your Contract	31
When We Pay Proceeds From This Contract	32
TAX EFFECTS	32
Contract Proceeds	32
Possible Charge for Midland's Taxes	34
Other Tax Considerations	34
PART 3: ADDITIONAL INFORMATION	35
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	35
YOUR VOTING RIGHTS AS AN OWNER	35
OUR REPORTS TO CONTRACT OWNERS	36
DIVIDENDS	36
MIDLAND'S SALES AND OTHER AGREEMENTS	36
REGULATION	36
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	37
LEGAL MATTERS	37
FINANCIAL	37
ADDITIONAL INFORMATION	37
MANAGEMENT OF MIDLAND	38
ILLUSTRATIONS	41
DEFINITIONS	46
PERFORMANCE	48
FINANCIAL STATEMENTS	49






This prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.
Buying this contract might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance contract.
You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company.
"You" and "Your" mean the owner of the contract. We
refer to the person who is covered by the contract as
the "Insured" or "Insured Person", because the insured
person and the owner may not be the same.
There is a list of definitions at the end of this
prospectus, explaining many words and phrases used
here and in the actual insurance policy.
The detailed information appearing later in this
prospectus further explains the following summary.
This summary must be read along with that
detailed information. Unless otherwise indicated,
the description of the contract in this prospectus
assumes that the contract is in force and that there
is no outstanding contract loan.
FEATURES OF VARIABLE UNIVERSAL LIFE 3
Death Benefit Options
Variable Universal Life 3 is life insurance on the
insured person.  If the contract is in force we will pay
a death benefit when the insured person dies.  You can
choose between two death benefit options:
	Option 1: death benefit equals the face amount
("Specified Amount") of the insurance contract.
This is sometimes called a "level" death benefit.
	Option 2: death benefit equals the face amount plus
the Contract Fund.  This is sometimes called a
"variable" death benefit.
The death benefit may be even greater in some
circumstances. See "Death Benefit" on page
   1410    .
We deduct any outstanding loans and unpaid charges
before paying any benefits.  The beneficiary can take
the death benefit in a lump sum or under a variety of
payment plans.
Whether your contract lapses or remains in force can
depend on the amount of your Contract Fund (less any
outstanding loans and surrender charges).  The
Contract Fund, in turn, depends on the investment
performance of the investment divisions you select.
(The Contract Fund also depends on the premiums you
pay and the charges we deduct.)  However, during the
Minimum Premium Period, you can keep your policy
in force by paying a certain level of premiums.
The minimum face amount is generally $50,000.
However, for:
	insured persons, age 0 to 14 at issue, the minimum
face amount is $25,000; and
	insured persons, age 20 to 44 at issue which are in
the preferred non-smoker rate class, the minimum
face amount is $100,000.
Contract Changes
You may change the death benefit option you have
chosen. You may also increase or decrease the face
amount of your contract, within limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever
amount you want, within certain limits.  We require an
initial minimum premium based on the contract's face
amount and the insured person's age and sex.
You choose a planned periodic premium.  But
payment of the planned premiums does not ensure
that your contract will remain in force.  Additional
premiums may be required to keep your policy from
lapsing.  You need not pay premiums according to the
planned schedule.  However, you can ensure that your
contract stays in force during the Minimum Premium
Period by paying premiums    at least     equal to
the accumulated minimum premium amounts. See
"Flexible Premium Payments" on page    1712    .
Additional Benefits
You may choose to include additional benefits in the
contract by rider. These benefits may include:
	a disability waiver benefit (to waive the cost of
monthly deductions)
	a monthly disability benefit
	an accidental death benefit
	life insurance for children
	family life insurance coverage
	life insurance for additional insured persons
	an accelerated death benefit in the event of a
terminal illness.
We deduct any costs of additional benefits from your
Contract Fund monthly. See "Additional Benefits" on
page    1814    .
INVESTMENT CHOICES
You may allocate your Contract Fund to up to ten of
the following investment divisions:
1.	Fidelity's Variable Insurance Products Fund (VIP)
Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund (VIP)
High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund (VIP)
Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund (VIP)
Overseas Portfolio
6.	   Fidelity's Variable Insurance Products Fund
(VIP) Mid Cap Portfolio
6.7.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager Portfolio
7.8.	Fidelity's Variable Insurance Products Fund II
(VIP II) Investment Grade Bond Portfolio
8.9.	Fidelity's Variable Insurance Products Fund II
(VIP II) Contrafund Portfolio
9.10.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager: Growth Portfolio
10.11.	Fidelity's Variable Insurance Products Fund II
(VIP II) Index 500 Portfolio
11.12.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth & Income Portfolio
12.13.	Fidelity's Variable Insurance Products Fund III
(VIP III) Balanced Portfolio
13.14.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation
Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth
Portfolio
19.20.	MFS VIT Emerging Growth Series
20.21.	MFS VIT Research Series
21.22.	MFS VIT    Growth with Income
SeriesInvestors Trust Series
22.23.	MFS VIT New Discovery Series
23.24.	Lord Abbett VC Growth & Income Portfolio
24.25.	Lord Abbett VC Mid-Cap Value Portfolio
26.	Lord Abbett VC International Portfolio
27.	   Alger American Small Capitalization
Portfolio
28.	Alger American Mid Cap Growth Portfolio
29.	Alger American Growth Portfolio
25.30.	Alger American Leveraged AllCap
Portfolio
You bear the complete investment risk for all amounts
allocated to any of these investment divisions.
You may also allocate your Contract Fund to our
General Account, where we guarantee the safety of
principal and a minimum interest rate.
For more information, see "The Funds" on page
   2016    , and the General Account on page 23.
YOUR CONTRACT FUND
Your Contract Fund begins with your first premium
payment.  From your premium we deduct a sales
charge, a premium tax and any per premium expenses.
The balance of the premium is your beginning
Contract Fund.
Your Contract Fund changes daily to reflect:
	the amount and frequency of premium payments,
	deductions for the cost of insurance and expenses,
	the investment performance of your chosen
investment divisions,
	interest earned on amounts allocated to the General
Account,
	loans, and
	partial withdrawals.
There is no guaranteed Contract Fund for amounts
allocated to the investment divisions.
See "The Contract Fund" on page    2419    .
Transfers
You may transfer your Contract Fund among the
investment divisions and between the General Account
and the various investment divisions. Transfers take
effect when we receive your request.  We require a
minimum amount for each transfer, usually $200.
Currently, we allow an unlimited number of
   free     transfers.  We reserve the right to charge
a $25 fee after the 12th transfer in a contract year.
There are other limitations on transfers to and from the
General Account. See "Transfers Of Contract Fund"
on page    2520    .
Policy Loans
You may borrow up to 92% of your    cash
surrender valueCash Surrender Value     (the
Contract Fund less the surrender charge).  Your
contract will be the sole security for the loan.  Your
contract states a minimum loan amount, usually $200.
Contract loan interest accrues daily at an annually
adjusted rate. See "Contract Loans" on page
   2621    . Contract loan interest is not tax
deductible on contracts owned by an individual.  There
may be federal tax consequences for taking a policy
loan. See "TAX EFFECTS" on page    3732    .
Withdrawing Money
You may make a partial withdrawal from your
Contract Fund. The current minimum withdrawal
amount is $200.  The maximum partial withdrawal
you can make    in any one contract year     is
50% of the    Cash Surrender ValueCash Surrender
Value    .  The    Cash Surrender ValueCash
Surrender Value     is the    cash surrender
valueCash Surrender Value     (your Contract Fund
minus any surrender charge) minus any outstanding
loan and loan interest due.  Withdrawals are subject to
other requirements.  If you make more than one
withdrawal in a contract year, then we deduct a service
charge (no more than $25). See "Withdrawing Money
From Your Contract Fund" on page    2722    .
Withdrawals and surrenders may have negative tax
effects. See "TAX EFFECTS" on page    3732    .
Surrendering Your Contract
You can surrender your contract for cash and then we
will pay you the    Net Cash Surrender ValueCash
Surrender Value    .  A surrender charge may be
deducted, and taxes and a tax penalty may apply. See
"Surrendering Your Contract" on page    2823    .
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a 4% sales charge from each premium
payment.  This charge partially reimburses us for the
selling and distributing costs of this contract.  We also
charge a 2.25% premium tax on each premium
payment.  We may decrease or increase this charge
depending on our expenses, and we may vary this
charge by state.  If you elect to pay premiums by Civil
Service Allotment, we also deduct a $.46 charge from
each premium payment. See "Deductions From Your
Premiums" on page    2923    .
Deductions From Your Contract Fund
Certain amounts are deducted from your Contract
Fund each month.



These are:
	an expense charge of $7.00 (currently, we plan to
   make waive     this deduction    for only
the after     first 15 contract years    but this
waiver is not guaranteed    ),
	a cost of insurance charge.  The amount of this
charge is based on the insured person's attained
age, sex, risk class, and the amount of insurance
under your contract; and
	charges for additional benefits.
In addition, we deduct fees when you make:
	a partial withdrawal of    Cash Surrender
ValueCash Surrender Value     more than once in
a contract year or
	more than twelve transfers a year between
investment divisions. (We currently waive this
charge).
See "Deductions From Your Contract Fund" on page
   2924    .
We also deduct a daily charge at an annual rate of
0.90% of the assets in every investment division.  We
currently intend to reduce this charge to 0.50% after
the 10th contract year.  (This reduction is not
guaranteed.)  This charge is for certain mortality and
expense risks.
Surrender Charges
We deduct a surrender charge only if you surrender
your contract for its    Cash Surrender ValueCash
Surrender Value     or let your contract lapse during
the first 15 contract years.  If you keep this contract in
force for 15 years, then you will not incur a surrender
charge.
The surrender charge has two parts: a deferred sales
charge and a deferred issue charge.  The deferred sales
charge partially reimburses us for our costs in selling
and distributing this contract.  The deferred issue
charge reimburses us for underwriting and our other
costs in issuing the contract.
The maximum deferred sales charge is:
	26% of any premium payment in the first 2 contract
years up to one guideline annual premium (this
varies for each contract); and
	5% of all other premium payments.
After ten years, this charge begins to decline.  There is
no surrender charge after 15 years. The amount of the
deferred sales charge depends on:
1)	the amount of your premium payments,
2)	when you pay your premiums and
3)	when you surrender your contract or allow it to
lapse.
The deferred issue charge is on a fixed schedule per
thousand dollars of face amount.  It starts at $3.00 per
$1,000 of face amount for the first 10 contract years
and decreases to $0.00 after the 15th contract year.
This summary of the deferred sales charge and the
deferred issue charge assumes no changes in face
amount. See "Surrender Charges" on page
   3126    .
Portfolio Expenses
Each investment division invests exclusively in a
corresponding mutual fund portfolio.  Each portfolio
pays an investment advisory fee, and may also incur
other operating expenses. The total expenses for each
portfolio (as a percentage of assets) for the year ending
December 31,    1998 2000     are shown in the
table below (except as otherwise noted).

   PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expense
offsets.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES   EXPENSES(2)
VIP Money Market (8)
  Portfolio	0.27%	0.08%	0.35%
VIP High Income
  Portfolio	0.58%	0.10%	0.68%
VIP Equity-Income (3)
  Portfolio 	0.48%	0.08%	0.56%
VIP Growth (3)
  Portfolio	0.57%	0.08%	0.65%
VIP Overseas (3)
  Portfolio	0.72%	0.17%	0.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager
  Portfolio 	0.53%	0.08%	0.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.57%	0.09%	0.66%
VIP II Asset Manager: Growth (3)
   Portfolio	0.58%	0.11%	0.69%
VIP II Index 500 (4)
   Portfolio	%0.24	0.04%	0.28%
VIP III Growth & Income (3)
   Portfolio	0.48%	0.10%	0.58%
VIP III Balanced (3)
  Portfolio 	0.43%	0.15%	0.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.10%	0.68%
American Century VP Capital Appreciation
  Portfolio	0.98% 	0.00%	0.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.23%	0.00%	1.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Research(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Investors Trust(5)
  Series	0.75%	0.12%	0.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.16%	1.06%
Lord Abbett VC Growth & Income(7)
  Portfolio	0.50%	0.53%	1.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International(7)
  Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American Mid Cap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%

(1) The fund data was provided by the Funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 2000 except as noted for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. The expenses shown for Fidelity's VIP,
VIP II and VIP III Portfolios are those applicable to the Initial Class.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were
used to reduce a portion of the fund's custodian expenses.   Including
these
reductions, total operating expenses would have been as follows:
VIP Equity-Income Portfolio		0.55%
VIP Growth Portfolio			0.64%
VIP Overseas Portfolio			0.87%
VIP MidCap Portfolio			0.69%
VIP II Contrafund Portfolio		0.63%
VIP II Asset Manager: Growth Portfolio	0.68%
VIP III Growth & Income Portfolio		0.57%
VIP III Balanced Portfolio		0.56%
VIP III Growth Opportunities Portfolio		0.66%
(4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 2000. Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.33%. This arrangement may be discontinued by the fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent.
Each series may enter into other such arrangements and directed brokerage
arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
0.19% and 1.09% for the MFS VIT New Discovery.
This arrangement may be discontinued by the fund's manager at any time.
(7)	For the year 2000, Lord Abbett & Co. voluntarily waived its
management fees from the VC Mid-Cap Value and VC
International portfolios and reimbursed a portion of each
portfolio's expenses.  Without these waivers and
reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International
Portfolios.  For the year 2001, Lord, Abbett & Co has agreed formally to continue to reimburse a portion of each of those
Portfolio's expenses to the extent necessary to maintain its
"Other Expenses" at 0.35 of its average net assets. This
agreement may be discontinued by Lord Abbett & Co. at any
time.
(8)	The annual class operating expenses provided are based on
historical expenses, adjusted to reflect the current management fee structure.

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expenses.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
VIP Money Market
  Portfolio	0.18%	0.09%	0.27%
VIP High Income
  Portfolio	0.58%	0.11%	0.69%
VIP Equity-Income(3)
  Portfolio 	0.48%	0.09%	0.57%
VIP Growth(3)
  Portfolio	0.58%	0.08%	0.66%
VIP Overseas(3)
  Portfolio	0.73%	0.18%	0.91%
VIP II Asset Manager(3)
  Portfolio 	0.53%	0.10%	0.63%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund(3)
   Portfolio	0.58%	0.09%	0.67%
VIP II Asset Manager: Growth(3)
   Portfolio	0.58%	0.13%	0.71%
VIP II Index 500(4)
   Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(3)
   Portfolio	0.48%	0.12%	0.60%
VIP III Balanced(3)
  Portfolio 	0.43%	0.14%	0.57%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.11%	0.69%
American Century VP Capital Appreciation
  Portfolio	1.00% 	0.00%	1.00%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.34%	0.00%	1.34%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.09%	0.84%
MFS VIT Research(5)
  Series	0.75%	0.11%	0.86%
MFS VIT Growth with Income(5)
  Series	0.75%	0.13%	0.88%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.17%	1.07%
Lord Abbett VC Growth & Income
  Portfolio	0.50%	0.37%	0.87%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.75%	0.35%	1.10%
Lord Abbett VC International(7)
  Portfolio	1.00%	0.35%	1.35%

(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for
1999. The expenses shown for Fidelity's VIP, VIP II, and VIP III Portfolios are those applicable to the Initial Class.
(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:
	VIP Equity-Income Portfolio	0.56%
	VIP Growth Portfolio	0.65%
	VIP Overseas Portfolio	0.87%
	VIP II Asset Manager Portfolio	0.62%
	VIP II Contrafund Portfolio	0.65%
	VIP II Asset Manager: Growth Portfolio	0.70%
	VIP III Balanced Portfolio	0.55%
	VIP III Growth Opportunities Portfolio	0.68%
	VIP III Growth & Income Portfolio	0.59%
 (4) Fidelity Management and Research agreed to reimburse a
portion of the VIP II Index 500 expenses during 1999.  Without this reimbursement, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
VIP II Index 500	0.10%	0.34%
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.83%
MFS VIT Research Series	0.85%
MFS VIT Growth With Income Series	0.87%
MFS VIT New Discovery Series	1.05%
(6) MFS has agreed to bear expenses for this portfolio such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
MFS VIT New Discovery	1.59%	2.49%
(7) Lord Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC International portfolios. Without this reimbursement, the total expenses would have been 3.72% for the VC Mid-Cap Value and 5.22% for the VC International Portfolios.
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine This Contract
You have a right to examine and cancel the contract.
Your cancellation request must be postmarked by the
latest of the following 3 dates:
	10 days after you receive your contract,
	10 days after we mail you a notice of this right, or
	45 days after you sign the contract application.
If you cancel your contract during this period, then we
will return your Contract Fund plus all of the charges
we have deducted from premiums or from the
investment divisions or the Contract Fund.  Expenses
of the portfolios are not returned.
See "Your Right To Examine The Contract" on page
   3328    .
Your Contract Can Lapse
Your contract remains in force if the    Cash
Surrender ValueCash Surrender Value     can pay
the monthly charges.  In addition, during the
Minimum Premium Period, your contract will remain
in force as long as you meet the applicable minimum
premium requirements.  However, the contract can
lapse after the Minimum Premium Period no matter
how much you pay in premiums, if the    Cash
Surrender ValueCash Surrender Value     is
insufficient to pay the monthly charges (subject to the
grace period). See "Your Contract Can Lapse" on page
   3328    .
Tax Effects of Variable Universal Life 3
We believe that a contract issued on the basis of a
standard rate class should qualify as a life insurance
contract for federal income tax purposes.  It is unclear
whether a contract issued on a substandard basis
would qualify as a life insurance contract, particularly
if you pay the full amount of premiums permitted
under the contract.  If a contract does not satisfy
Section 7702 of the Internal Revenue Code (defining
life insurance for tax purposes), we will take
appropriate and reasonable steps to try to get the
contract to comply with Section 7702.
If a contract qualifies as a life insurance contract for
federal income tax purposes, then the death benefit
payment is not subject to federal income tax. In
addition, under current federal tax law, you do not
have to pay income tax on any increases in your
Contract Fund as long as they remain in your contract.
A contract may be treated as a "Modified Endowment
Ccontract     ("MEC")"      depending upon the
amount of premiums paid in relation to the death
benefit. If the contract is a    Modified Endowment
contractMEC    , then all pre-death distributions,
including withdrawals and contract loans, will be
treated first as distributions of taxable income and then
as a return of your investment in the contract.  In
addition, prior to age 59 1/2, such distributions
generally will be subject to a 10% penalty tax.
If the contract is not a    Modified Endowment
contractMEC    , distributions generally will be
treated first as a return of your investment in the
contract and then as a distribution of taxable income.
Moreover,    generally     loans will not be treated
as distributions. Finally, distributions and loans from a
contract that is not a    Modified Endowment
contractMEC     are not subject to the 10% penalty
tax. See "TAX EFFECTS" on page    3732    .
Illustrations
This prospectus includes sample projections of
hypothetical death benefits and    cash surrender
valueCash Surrender Value    s, beginning on page
43.  These are only hypothetical figures and are not
indications of either past or anticipated future
investment performance.  These hypothetical value
projections may be helpful in understanding the long-
term effects of different levels of investment
performance, charges and deductions.  They may help
in comparing this contract to other life insurance
contracts. They indicate that if the contract is
surrendered in the early contract years, the    Cash
Surrender ValueCash Surrender Value     may be
low compared to never purchasing the contract and
investing the money used as premiums at 5% per year.
This demonstrates that this contract should not be
purchased as a short-term investment.
   Inquiries and Correspondence
You can write to us at our Executive Office to pay
premiums, send correspondence or take any other
action, such as transfers between investment division,
or changes in Specified Amount, regarding your
policy.  Our Executive Office is located at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls  SD  57193
You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures we follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone transactions. We will employ reasonable procedures to confirm instructions communicated by telephone or facsimile are genuine. The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract Owner by name, social security number, date of birth of the Owner or the Insured Person, or other identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that we believe are genuine. There are risks associated with requests made by facsimile or telephone when the original request is not sent to our Executive Office.
You bear those risks.
State Variations
Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact our Executive Office for additional information that may be applicable to your state.

PART 2: DETAILED INFORMATION
ABOUT VARIABLE UNIVERSAL LIFE 3
INSURANCE FEATURES
This prospectus describes our Variable Universal Life
3 contract. There may be contractual variances because of requirements of the state where your contract is issued.
How the Contracts Differ From Whole Life
Insurance
Variable Universal Life 3 (VUL-3) provides insurance coverage with flexibility in death benefits and premium payments. It enables you to respond to changes in your life and to take advantage of favorable financial conditions. VUL-3 differs from traditional whole life insurance because you may choose the amount and frequency of premium payments, within limits.
In addition, VUL-3 has two types of death benefit options. You may switch back and forth between these options. Variable Universal Life 3 also allows you to change the face amount without purchasing a new insurance policy. However, evidence of insurability may be required.
   VUL 3 is "variable" life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions that you select. You bear the risk of poor investment performance, but you get the benefit of good performance.

Application for Insurance
To apply for a contract you must submit a completed application. We decide whether to issue a contract based on the information in the application and our standards for issuing insurance and classifying risks. If we decide not to issue a contract, then we will return the premiums paid plus interest credited. The maximum issue age is 80.
Death Benefit
We pay the death benefit to the beneficiary when the insured person dies (outstanding indebtedness will be deducted from the proceeds). As the owner, you may choose between two death benefit options:
	Option 1 provides a benefit that equals the face amount of the contract. This "level" death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the option 1 death benefit is level or fixed at the face amount.
	Option 2 provides a benefit that equals the face amount of the contract plus the Contract Fund on the day the insured person dies. This "variable" death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under Option 2, the value of the death benefit fluctuates with your Contract
Fund.
Under both options, federal tax law may require a greater benefit. This benefit is a percentage multiple of your Contract Fund. The percentage declines as the insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be your Contract Fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the insured person's death.
The percentages are shown below:

Table of Death Benefits
Based on Contract Fund
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Insured	This Percent	Insured	This Percent
	Person's	of The	Person's	of The
	Age Is	Contract Fund	Age Is	Contract Fund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
			95-99	100%
These percentages are based on federal income tax law
which require a minimum death benefit, in relation to
Contract Fund, for your contract to qualify as life
insurance.
For example, assume the insured person is 55 years
old and the face amount is $100,000.  The "corridor
percentage" at that age is 150%.  Under Option 1, the
death benefit will generally be $100,000. However,
when the Contract Fund is greater than $66,666.67, the
corridor percentage applies and the death benefit will
be greater than $100,000 (since 150% of $66,666.67
equals $100,000).  In this case, at age 55, we multiply
the Contract Fund by a factor of 150%.  So if the
Contract Fund were $70,000, then the death benefit
would be $105,000.
Under Option 2, the death benefit is the face amount
plus the Contract Fund.  In this example, if a 55 year-
old had a face amount of $100,000 and a Contract
Fund of $200,000, then the death benefit would be
$300,000.  This figure results from either: (a) adding
the face amount to the Contract Fund or (b)
multiplying the Contract Fund by the corridor
percentage.  For all Contract Funds higher than this
level, the corridor percentage would apply.  Therefore,
for every $1.00 added to the Contract Fund above
$200,000, the death benefit would increase by $1.50
(at that age).
Under either option, the length of time your contract
remains in force depends on the    Net Cash
Surrender ValueCash Surrender Value     of your
contract and whether you meet the Minimum Premium
Period requirements.  Your coverage lasts as long as
your    Net Cash Surrender ValueCash Surrender
Value     can cover the monthly deductions from
your Contract Fund.  In addition, during the Minimum
Premium Period, your contract remains in force if the
sum of your premium payments (minus any loans or
withdrawals) is greater than the sum of the monthly
minimum premiums for all of the contract months
since the contract was issued.
The investment performances of the investment
divisions and the interest earned in the General
Account affect your Contract Fund.  Therefore, the
returns from these investment options can affect the
length of time your contract remains in force.
The minimum initial face amount generally is
$50,000. For issue ages 0 to 14, the minimum is
$25,000. For    insured persons age issue ages
20 to 44    at issue and and     in the preferred
non-smoker rate class, the minimum face amount is $100,000.
   Notice and Proof of Death
We require satisfactory proof of the insured person's death before we pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum we will pay the death benefit by establishing an interest bearing account, called the "midland Access
Account" for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply be writing a check for all or any part of the amount of the death benefit. The Midland Access
Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Midland Access
Account.

Maturity Benefit
If the insured person is still living on the maturity
date, we will pay You the Contract Fund minus any outstanding loans. The contract will then end. The maturity date is the contract anniversary after the insured person's 100th birthday.  In certain
circumstances, you may extend the maturity date
(doing so may have tax consequences). See "Maturity
Date" on page    3429    .
Changes In Variable Universal Life 3
Variable Universal Life 3 gives you the flexibility to choose from a variety of strategies that enable you to increase or decrease your insurance protection.
A reduction in face amount lessens the emphasis on a contract's insurance coverage by reducing both the death benefit and the amount of pure insurance
provided.  The amount of pure insurance is the
difference between the Contract Fund and the death
benefit. This is the amount of risk we take. A reduced amount at risk results in lower cost of insurance deductions from your Contract Fund.
A partial withdrawal reduces the Contract Fund and
may reduce the death benefit, while providing you
with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the Contract
Fund.  Under death benefit option 1, reducing the
Contract Fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death
benefit option 2, reducing the Contract Fund decreases
the death benefit while leaving the amount at risk
unchanged.
Increases in the face amount have the exact opposite
effect of decreases.
Changing The Face Amount of Insurance
You may change the face amount of your contract by
sending a written request to our    executive
officeExecutive Office    .  You can only change the
face amount twice each contract year. All changes are subject to our approval and to the following conditions.
For increases:
	Increases in the face amount must be at least
$25,000.
	To increase the face amount, you must provide satisfactory evidence of insurability. If the insured person has become a more expensive risk, then we charge higher cost of insurance charges for the
additional amounts of insurance (we may change
this procedure in the future).
	Monthly cost of insurance deductions from your Contract Fund will increase. There will also be a surrender charge increase and a minimum premium
increase.  These begin on the date the face amount
increase takes effect.
	The right to examine this contract does not apply to face amount increases. (It only applies when you first buy the contract.)
	   There will be an increase in the minimum
premium requirement.
For decreases:
	You cannot reduce the face amount below the
minimum we require to issue this contract at the
time of the reduction.
	Monthly cost of insurance deductions from your
Contract Fund will decrease.
	The federal tax law may limit a decrease in the face
amount.     If that limit applies, then your new
Death benefit will be your Contract Fund multiplied
by the corridor percentage that the Federal tax law specifies for the Insured's age at the time of the change.
	If you request a face amount decrease after you
have already increased the face amount at
substandard (i.e., higher) cost of insurance charges,
and the original face amount was at standard risk
charges, then we will first decrease the face amount
that is at substandard higher cost of insurance
charges.  We may change this procedure.
   Changing the face amount may have tax
consequences, so you should consult a tax adviser
before making a change.
Changing Your Death Benefit Option
You may change your death benefit option by sending
a written request to our    executive officeExecutive
Office    .  We require satisfactory evidence of
insurability to make this change.
If you change from option 1 to option 2, the face
amount decreases by  the amount of Contract Fund on
the date of the change.  This keeps the death benefit
and amount at risk the same as before the change.  We
may not allow a change in death benefit option if it
would reduce the face amount below the minimum we
require to issue this contract at the time of the
reduction.
If you change from option 2 to option 1, then the face amount increases by the amount of your Contract Fund on the date of the change. These increases and
decreases in face amount are made so that the amount
of the death benefit remains the same on the date of
the change. When the death benefit remains the same,
there is no change in the net amount at risk.  This is
the amount on which the cost of insurance charges are
based.
   Changing the death benefit option may have tax consequences, so you should consult a tax adviser before making a change.
When Contract Changes Go Into Effect
Any changes in the face amount or the death benefit
option will go into effect on the monthly anniversary following the date we approve your request. After your request is approved, you will receive a written
notice showing each change.  You should attach this
notice to your contract.  We may also ask you to return
your contract to us at our    executive
officeExecutive Office     so that we can make a
change.  We will notify you if we do not approve a
change you request.  For example, we might not
approve a change that would disqualify your contract
as life insurance for income tax purposes.
Contract changes may have negative tax
consequences. See "TAX EFFECTS" on page
   3732    .
Flexible Premium Payments
You may choose the amount and frequency of
premium payments, within the limits described below.
Even though your premiums are flexible, your contract information page will show a "planned" periodic premium.  You determine the planned premiums when
you apply and can change them at any time.  You will
specify the frequency to be on a quarterly, semi-annual
or annual basis. Planned periodic premiums may be
monthly if paid by pre-authorized check.  Premiums
may be bi-weekly if paid by Civil Service Allotment.
The planned premiums may not be enough to keep
your contract in force.
The insurance goes into effect when we receive your
initial minimum premium payment (and approve your application). We determine the initial minimum premium based on:
1)	the age, sex, and premium class of the insured
person,
2)	the initial face amount of the contract, and
3)	any additional benefits selected.
All premium payments should be payable to
"Midland". After your first premium payment, all
additional premiums should be sent directly to our
   executive officeExecutive Office    .
We will send you premium reminders based on your
planned premium schedule.  You may make the
planned payment, skip the planned payment, or change
the frequency or the amount of the payment.
Generally, you may pay premiums at any time.
Amounts must be at least $50, unless made by a pre-authorized check. Amounts made by a pre-authorized check can be as low as $30.
Payment of the planned premiums does not guarantee
that your contract will stay in force.  Additional
premium payments may be necessary.  The planned
premiums increase when the face amount of insurance increases. This includes increases resulting from the Automatic Benefit Increase provision. (See
"Automatic Benefit Increase Provision" on page
   1915     for details on how and when the
increases are applied.)
If you send us a premium payment that would cause
your contract to cease to qualify as life insurance
under Federal tax law, we will notify you and return
that portion of the premium that would cause the
disqualification.
Premium Provisions During The Minimum Premium
Period. During the Minimum Premium Period, you
can keep your contract in force by meeting a minimum
premium requirement.  In most states, the Minimum
Premium Period lasts until the later of the 5th contract anniversary or the insured's 70th birthday. A monthly minimum premium is shown on your contract information page. (This is not the same as the planned premiums.) The minimum premium requirement will be satisfied if the sum of premiums you have paid, less
your loans or withdrawals, is more than the sum of the monthly minimum premiums required to that date.
The minimum premium increases when the face
amount increases.
During the Minimum Premium Period, your contract
will lapse if:
	the    Net Cash Surrender ValueCash Surrender
Value     cannot cover the monthly deductions
from your Contract Fund; and
	the premiums you have paid, less your loans or withdrawals, are less than the total monthly minimum premiums required to that date.
This contract lapse can occur even if you pay all of the
planned premiums.
Premium Provisions After The Minimum Premium
Period.  After the Minimum Premium Period, your
contract will enter a grace period and lapse if the
   Net Cash Surrender ValueCash Surrender
Value     cannot cover the monthly deductions from
your Contract Fund.  Paying your planned premiums
may not be sufficient to maintain your contract
because of investment performance, charges and
deductions, contract changes or other factors.
Therefore, additional premiums may be necessary to
keep your contract in force.
Allocation of Premiums
Each net premium will be allocated to the investment divisions or to our General Account on the day we receive it (except that any premium received before
we issue the contract will not be allocated or invested
until we issue the contract     the "Record Date"
    ).  The net premium is the premium minus a sales
charge, a premium tax charge and any expense
charges.  Each net premium is put into your Contract
Fund according to your instructions. Your contract application may provide directions to allocate net premiums to our General Account or the investment
divisions.  You may not allocate your Contract Fund to
more than 10 investment divisions at any one point in
time.  Your allocation instructions will apply to all of
your premiums unless you write to our    executive
officeExecutive Office     with new instructions.
Allocation percentages may be any whole number
from 0 to 100.  The sum of the allocation percentages
must equal 100.  Of course, you may choose not to
allocate a premium to any particular investment
division. See "THE GENERAL ACCOUNT" on page
   2823.  Any premium received before the record
date will be held and earn interest in the General
Account until the day after the record date. When this period ends your instructions will dictate how we allocate it.
Additional Benefits
You may include additional benefits in your contract. Certain benefits result in an additional monthly deduction from your Contract Fund.  You may cancel
these benefits at any time.     However, canceling
these benefits may have adverse tax consequences and
you should consult a tax adviser before doing so.
    The following briefly summarizes the additional
benefits that are currently available:
(1)  Disability Waiver Benefit:  With this benefit, we
waive monthly charges from the Contract Fund if the
insured person becomes totally disabled on or after
his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the contract anniversary following the insured person's 60th birthday, then we will waive monthly deductions for
as long as the disability continues.
(2)  Monthly Disability Benefit:  With this benefit,
we pay a set amount into your Contract Fund each
month (the amount is on your contract information
page). The benefit is payable when the insured person becomes totally disabled on or after their 15th birthday and the disability continues for at least 6 months. The disability must start before the contract anniversary following the insured person's 60th birthday. The benefit will continue until the insured person reaches
age 65. If the amount of benefit paid into the Contract
Fund is more than the amount allowed under the
income tax code, the monthly benefit will be paid to
the insured person.
(3)  Accidental Death Benefit:  We will pay an
additional benefit if the insured person dies from a physical injury that results from an accident, provided the insured person dies before the contract anniversary
that is within a half year of his or her 70th birthday.
(4)  Children's Insurance Rider:  This benefit
provides term life insurance on the lives of the insured person's children. This includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 21 years.  They are covered until
the insured person reaches age 65 or the child reaches
age 25.
(5) Family Insurance Rider:  This benefit provides
term life insurance on the insured person's children as
does the Children's Insurance. It also provides
decreasing term life insurance on the insured's spouse.
(6)  Additional Insured Rider:  You may provide
term insurance for another person, such as the insured person's spouse, under your contract. A separate charge will be deducted for each additional insured.
(7)  Guaranteed Insurability Rider:  This benefit
provides for additional amounts of insurance without
further evidence of insurability.
(8) Living Needs Rider: This benefit provides an accelerated death benefit as payment of an "Advanced
Sum," in the event the insured person is expected to
die within 12 months.
You can choose    to accelerate     the amount of
the death benefit    to accelerate     at the time of
the claim. The maximum advanced sum is 50% of the
eligible death benefit (which is the death benefit of the contract plus the sum of any additional death benefits on the life of the insured person provided by any
eligible riders). Currently, there is a maximum of
$250,000 and a minimum of $5,000.
There is no charge for this benefit prior to the time of
a payment. The amount of the advanced sum is
reduced by expected future interest and may be
reduced by a charge for administrative expenses.
On the day we pay the accelerated benefit, we will
reduce the following in proportion to the reduction in
the eligible death benefit:
a.	the death benefit of the contract and of each
eligible rider
b.	the face amount
c.	any Contract Funds
d.	any outstanding loan
When we reduce the Contract Fund, we allocate the
reduction based on the proportion that your unloaned
amounts in the General Account and your amounts in
the investment divisions bear to the total unloaned
portion of your Contract Fund.
Pursuant to the Health Insurance Portability and Accountability Act of 1996, we believe that for federal income tax purposes an advanced sum
payment made under the living needs rider should
be fully excludable from the gross income of the
beneficiary, as long as the beneficiary     (the
taxpayer)      is the insured person under the
contract. However, you should consult a qualified
tax advisor about the consequences of adding this
rider to a contract or requesting an advanced sum
payment under this rider.
Automatic Benefit Increase Provision
The Automatic Benefit Increase (ABI) provision is a
contract rider that allows for face amount increases to
keep pace with inflation.  All standard issues of
regularly underwritten    policies contracts
issued after May 1, 1998,  include the ABI provision,
except where the issue age of the primary insured is
older than 55. In addition, the ABI provision is not included where the billing mode is military
government allotment,    cC    ivil
   sS    ervice    aA    llotment or list bill.
The ABI can automatically increase your face amount
every two years, based on increases in the Consumer
Price Index.  The increases will occur on the 2nd
contract anniversary and every two years thereafter,
unless you reject an increase.  The increases continue
until the rider terminates.  We send you a notice about
the increase amounts at least 30 days before the
increase date.  You have the right to reject any
increase in face amount by sending us a notice before
it takes effect. If you reject an increase, then the ABI provision terminates. (See your ABI rider for exact details.)
We calculate each face amount increase under the ABI
provision as follows:
(a)	The eligible face amount, multiplied by
(b)	The Consumer Price Index 5 months before the
increase date, divided by
(c)	The Consumer Price Index 29 months before the
increase date, minus
(d)	The eligible face amount from part (a)
The eligible face amount is the sum of the portions of
the face amount of insurance that are in the non-
smoker, ordinary or preferred premium class.
The maximum increase is the lesser of $50,000 or
20% of the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount.  The
Consumer Price Index is the U.S. Consumer Price
Index for all urban consumers as published by the U.S. Department of Labor. (See your contract for more details on this index.)
The ABI provision does not require separate monthly
charges, but it does affect the amount of your monthly
cost of insurance charge by increasing your face
amount. (See "Deductions From Your Contract Fund"
on page    2924.     )
ABI increases also increase the planned and minimum premiums. (See Your ABI Rider and Your Base
Contract Policy Form for exact details.)
The Automatic Benefit Increase Provision may have
tax consequences.  Consult your tax advisor for
questions.
SEPARATE ACCOUNT INVESTMENT
CHOICES
Our Separate Account And Its Investment
Divisions
The "Separate Account" is our Separate Account A, established under the insurance laws of the State of
Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision
of its management or investment policies.  The
separate account meets the definition of a "separate account" under the federal securities laws. The
Separate Account has a number of investment
divisions, each of which invests in the shares of a corresponding portfolio of the Funds. You may
allocate part or all of your net premiums to    no
more than     ten of the    twenty-fivethirty
investment divisions of our Separate Account.
The Funds
Each of the    2530     portfolios available under
the contract is a "series" of one of the following
investment companies:
1.	Fidelity's Variable Insurance Products Fund,
Initial Class
2.	Fidelity's Variable Insurance Products Fund II,
Initial Class
3.	Fidelity's Variable Insurance Products Fund III,
Initial Class
4.	American Century Variable Portfolios, Inc.,
5.	MFS Variable Insurance Trusts, and
6.	Lord Abbett Series Fund, Inc.
7.	   Alger American Series, Inc.
The Funds' shares are bought and sold by our Separate Account at net asset value. More detailed information about the Funds and their investment objectives,
policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.
Midland may from time to time receive revenue from
the Funds and/or from their managers.  The amounts
of the revenue, if any, may    be substantial and
may     vary between Funds and Portfolios
   and     may be based on the amount of
Midland's investments in the Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:
Portfolio
Objective
VIP Money Market
Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-
denominated money market
securities.
VIP High
Income Portfolio
Seeks a high level of current
income by investing
primarily in income-
producing debt securities
while also considering
growth of capital. Contract
owners should understand
that the fund's unit price
may be volatile due to the
nature of the high yield
bond marketplace.
VIP Equity-Income
Portfolio
Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the investment
manager will consider the
potential for capital
appreciation. The Portfolio's
goal is to achieve a yield
which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.

VIP Overseas
PortfolioVIP Overseas
Portfolio

Seeks long term growth of
capital, primarily through
investments in foreign
securities.Seeks long-term
growth of capital, primarily
through investments in
foreign securities.
VIP II Asset Manager
Portfolio
Seeks high total return with
reduced risk over the long
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.

   VIP Mid Cap
Portfolio
Seeks long term growth of
capital.
VIP II Investment
Grade Bond Portfolio
Seeks a high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-
grade bonds.

VIP II
Contrafund Portfolio

Seeks to achieve capital
appreciation over the long
term by investing in
common stocks and
securities of companies
whose value the manager
believes is not fully
recognized by the public.
VIP II
Asset Manager: Growth
Portfolio
Seeks to maximize total
return by allocating its
assets among stocks, bonds,
short-term instruments, and
other investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.
VIP III Balanced
Portfolio
Seeks both income and
growth of capital. When
FMR's outlook is neutral, it
will invest approximately
60% of the fund's assets in
equity securities and will
always invest at least 25%
of the fund's assets in fixed-
income senior securities.

VIP III Growth
Opportunities Portfolio

Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century
VP Capital
Appreciation Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century
VP Value Portfolio
Seeks long-term capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century
VP Balanced Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.
American Century
VP International
Portfolio
Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential
for appreciation.

American Century
VP Income & Growth
Portfolio

Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.
MFS VIT Research
Series
Seeks to provide long-term
growth of capital and future
income.
MFS    VIT Growth
with Income Investors
Trust     Series
Seeks to provide reasonable
current income and long-
term growth of capital and
income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth & Income
Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.
Lord Abbett VC Mid-
Cap Value Portfolio
Seeks capital appreciation
through investments,
primarily in equity securities
which are believed to be
undervalued in the
marketplace.
Lord Abbett VC
International Portfolio
Seeks long-term capital
appreciation Invests
primarily in equity securities
of non-U.S. issuers.
   Alger American
Small Capitalization
Portfolio
Seeks long-term capital
appreciation by
focusing on small, fast
growing companies that
offer innovative
products, services or
technologies to a
rapidly expanding
marketplace.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by
focusing on midsize
companies with
promising growth
potential.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by
focusing on growing
companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by
investing, under normal
circumstances, in the
equity securities of
companies of any size
which demonstrate
promising growth
potential.


Fidelity Management & Research Company manages
the VIP, VIP II and VIP III portfolios.  American
Century Investment Management, Inc. manages the
American Century VP Portfolios. MFS Services
Company manages the MFS Variable Insurance
Trusts.  Lord Abbett & Co, manages the Lord Abbett
Series Fund, Inc.    Fred Alger Management, Inc.
manages the Alger American Portfolios    .
The Fund portfolios available under these contracts are
not available for purchase directly by the general
public, and are not the same as the mutual funds with
very similar or nearly identical names that are sold
directly to the public. However, the investment
objectives and policies of the portfolios are very
similar to the investment objectives and policies of
other (publicly available) mutual fund portfolios that
have very similar or nearly identical names and that
are or may be managed by the same investment
advisor or manager. Nevertheless, the investment
performance and results of any of the Funds'
portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios
will be comparable to the investment results of any
other portfolio or mutual fund, even if the other
portfolio or mutual fund has the same investment
advisor or manager and the same investment
objectives and policies and a very similar or nearly
identical name.
USING YOUR CONTRACT FUND
The Contract Fund
Your Contract Fund is the sum of your amounts in the
various investment divisions and in the General
Account (including any amount in our General
Account securing a contract loan).  Your Contract
Fund reflects various charges. See "DEDUCTIONS
AND CHARGES" on page    2923    . Monthly
deductions are made beginning on the contract date
and on the first day of each contract month.
Transaction and surrender charges are made on the
effective date of the transaction. Charges against our Separate Account are reflected daily.
We guarantee amounts allocated to the General
Account.  There is no guaranteed minimum Contract
Fund for amounts allocated to the investment divisions
of our Separate Account.  You bear that investment
risk.  An investment division's performance will cause
your Contract Fund to go up or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the investment
divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when you allocate premiums, repay loans or
transfer amounts to that division.  Accumulation units
are redeemed when you make withdrawals or transfer
amounts from an investment division (including
transfers for loans), when we make monthly
deductions and charges, and when we pay the death
benefit.  The number of accumulation units purchased
or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day.  The value you have in an investment division is
the accumulation unit value times the number of
accumulation units credited to you. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the
investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding
portfolios of the Funds.  They reflect investment
income, the portfolio's realized and unrealized capital
gains and losses, the Funds' expenses, and our
deductions and charges.  The accumulation unit value
for each investment division is set at $10.00 on the
first day there are contract transactions in our Separate Account associated with these contracts. After that, the accumulation unit value for any business day is
equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.
We determine the net investment factor for each
investment division every business day as follows:
	We take the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day (before giving effect to
any contract transactions for that day, such as
premium payments or surrenders). We use the share
value reported to us by the Fund.
	We add any dividends or capital gains distributions paid by the portfolio on that day.
	We divide this amount by the value of the amounts
in the investment division at the close of business
on the preceding business day (after giving effect to
any contract transactions on that day).
	We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and
Sunday). The daily charge is .0024547%, which is
an effective annual rate of 0.90%.  We currently
intend to reduce this charge to 0.50% after the 10th
contract year.  (This reduction is not guaranteed.)
(See "Mortality and Expense Risks" on page 24.)
	We may subtract any daily charge for taxes or
amounts set aside as tax reserves.
Contract Fund Transactions
The transactions described below may have different
effects on your Contract Fund, death benefit, face
amount or cost of insurance changes.  You should
consider the net effects before making any Contract
Fund transactions.  Certain transactions have fees.
Remember that upon completion of these transactions,
you may not have your Contract Fund allocated to
more than 10 investment divisions.
Transfers Of Contract Fund
You may transfer amounts among the investment
divisions and between the General Account and any
investment divisions.  To make a transfer of Contract
Fund, write to our    executive officeExecutive
Office    .  Currently, you may make an unlimited
number of free transfers of Contract Fund in each
contract year. But we reserve the right to assess a $25 charge after the 12th transfer in a contract year. If we charge you for making a transfer, then we will allocate the charge as described under "Deductions and
Charges  How Contract Fund Charges Are Allocated"
on page    3126    .  Although a single transfer
request may include multiple transfers, it will be
considered a single transfer for fee purposes.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take affect on the same
day if that day is a business day. Otherwise, the
transfer request will take affect on the business day following the day we receive your request. The unit values are determined on the day the transfer takes
affect.      The minimum transfer amount is $200.
The minimum amount does not have to come from or
be transferred to just one investment division.  The
only requirement is that the total amount transferred
that day equals the transfer minimum.
The total amount that can be transferred from the
General Account to the Separate Account, in any
contract year, cannot exceed the larger of:
1.	25% of the unloaned amount in the General
Account at the beginning of the contract year, or
2.	$25,000 (We reserve the right to decrease this to
$1,000).
These limits do not apply to transfers made in a Dollar
Cost Averaging program that occurs over a time
period of 12 or more months.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take affect on the same
day if that day is a business day. Otherwise, the
transfer request will take affect on the business day following the day we receive your request. The unit values are determined on the day the transfer takes
effect.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables
you to make monthly transfers of a predetermined
dollar amount from the DCA source account (any
investment division or the General Account) into one
or more of the investment divisions.  By allocating
monthly, as opposed to allocating the total amount at
one time, you may reduce the impact of market
fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets.
The minimum monthly amount to be transferred using
DCA is $200.
You can elect the DCA program at any time.  You
must complete the proper request form, and there must
be a sufficient amount in the DCA source account.
The minimum amount required in the DCA source
account for DCA to begin is the sum of $2,400 and the
minimum premium.  You can get a sufficient amount
by paying a premium with the DCA request form,
allocating premiums, or transferring amounts to the
DCA source account.  The DCA election will specify:
a.	The DCA source account from which DCA
transfers will be made,
b.	That any money received with the form is to be
placed into the DCA source account,
c.	The total monthly amount to be transferred to the
other investment divisions, and
d.	How that monthly amount is to be allocated
among the investment divisions.
The DCA request form must be received with any
premium payments you intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending
them in with a DCA request form.  All amounts in the
DCA source account will be available for transfer
under the DCA program.
Any premium payments received while the DCA
program is in effect will be allocated using the
allocation percentages from the DCA request form,
unless you specify otherwise.  You may change the
DCA allocation percentages or DCA transfer amounts
twice during a contract year.
If it is requested when the contract is issued, then
DCA will start at the beginning of the 2nd contract
month.  If it is requested after issue, then DCA will
start at the beginning of the 1st contract month which
occurs at least 30 days after the request is received.
DCA will last until the    value in the DCA source
account falls below the allowable limit total monies
allocated for DCA are exhausted     or until we
receive your written termination request.  DCA
automatically terminates on the maturity date.
We reserve the right to end the DCA program by
sending you one month's notice.
Contract Loans
Whenever your contract has a    Net Cash Surrender
ValueCash Surrender Value    , you may borrow up
to 92% of the    Net cash surrender valueCash
Surrender Value     using only your contract as
security for the loan.
We    pay credit     you interest on this loaned
amount, currently at an annual rate of 6%.  After the
10th contract year, you may be able to take preferred
loans provided your contract's Contract Fund is large
enough.  Preferred loans are loans up to the Contract
Fund less the total premiums paid.  We guarantee that
the annual rate of interest    paid credited     on
preferred loans will be equal to the interest rate
charged on such contract loans.  At the current time,
we are charging 8% on preferred loans and thus
preferred loans are being credited an annual interest
rate of 8%.
A loan taken from, or secured by, a contract may have
federal income tax consequences. See "TAX
EFFECTS" on page    3732    .
You may request a loan by contacting our
   executive officeExecutive Office    . You
should tell us how much of the loan you want taken
from your unloaned amount in the General Account or
from the Separate Account investment divisions.  If
you do not tell us how to allocate your loan, the loan
will be allocated according to your deduction
allocation percentages as described under "How
Contract Fund Charges Are Allocated" on page
   3126    .  If the loan cannot be allocated this
way, then we will allocate it in proportion to the
unloaned amounts of your Contract Fund in the
General Account and each investment division.  We
will redeem units from each investment division equal
in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).
Contract Loan Interest.  Currently, interest on a
contract loan accrues daily at an annual interest rate of
8%.  We guarantee we will never charge a rate above
8% per year.
If you request an additional loan, then the outstanding
loan and loan interest will be added to the additional
loan amount and the original loan will be canceled.
Thus, you will only have one outstanding loan.
Interest is due on each contract anniversary.  If you do
not pay the interest when it is due, then it will be
added to your outstanding loan and allocated based on
the deduction allocation percentages for your Contract
Fund.  This means we make an additional loan to pay
the interest and will transfer amounts from the General Account or the investment divisions to make the loan.
If we cannot allocate the interest based on these percentages, then we will allocate it as described above for allocating your loan.
Repaying The Loan.  You may repay all or part of a
contract loan while your contract is in force.  While
you have a contract loan, we assume that any money
you send us is meant to repay the loan.  If you wish to
have any of these payments serve as premium
payments instead, then you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we will allocate your repayments based on your premium allocation percentages.
The Effects Of A Contract Loan On Your Contract
Fund.  A loan against your contract will have a
permanent effect on your Contract Fund and benefits,
even if the loan is repaid. When you borrow on your contract, we transfer your loan amount into our
General Account where it earns a declared rate of
interest.  You cannot invest that loan amount in any
Separate Account investment divisions.  You may earn
more or less on the loan amount, depending on the
performance of the investment divisions and whether
they are better or worse than the rates declared for the unloaned portion of the General Account.
Your Contract May Lapse.  Your loan may affect the
amount of time that your contract remains in force.
For example, your contract may lapse because the
loaned amount cannot be used to cover the monthly
deductions that are taken from your Contract Fund.  If
these deductions are more than the    Net Cash
Surrender ValueCash Surrender Value     of your
contract, then the contract's lapse provisions may
apply. Since the contract permits loans up to 92% of
the    Net cash surrender valueCash Surrender
Value    , loan repayments or additional premium
payments may be required to keep the contract in
force, especially if you borrow the maximum.
Withdrawing Money From Your Contract Fund
You may request a partial withdrawal of your    Net
Cash Surrender ValueCash Surrender Value     by
writing to our    executive officeExecutive
Office    . There is no deferred sales charge or
deferred issue charge on partial withdrawals. Partial withdrawals are subject to certain conditions. They must:
	be at least $200,
	total no more than 50% of the    Net Cash
Surrender ValueCash Surrender Value     in any
contract year,
	allow the death benefit to remain above the
minimum for which we would issue the contract at
that time, and
	allow the contract to still qualify as life insurance
under applicable tax law.
You may specify how much of the withdrawal you
want taken from each investment division.  If you do
not tell us, then we will make the withdrawal as
described in "Deductions and Charges  How Contract
Fund Charges Are Allocated" on page    3126    .

   Withdrawal requests received before 3:00 p.m.
(Central Standard Time) will take effect on the same day if that day is a Business Day. Otherwise, the withdrawal will take effect on the Business Day following the day we receive your request.
Withdrawals are effected at unit values are determined at the close of business on the day that the withdrawal takes effect.

Withdrawal Charges.  When you make a partial
withdrawal more than once in a contract year, a charge
of $25 (or 2% of the amount withdrawn, whichever is
less), will be deducted from your Contract Fund.  If
you do not give us instructions for deducting the
charge, then it will be deducted as described under
"Deductions and Charges How Contract Fund
Charges Are Allocated" on page    3126    .

In general, we do not permit you to make a withdrawal
on monies for which your premium check has not
cleared your bank.
The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in your Contract Fund,
the    cash surrender valueCash Surrender
Value     and generally the death benefit on a dollar-
for-dollar basis.  If the death benefit is based on the
corridor percentage multiple, then the death benefit
reduction could be greater.  If you have death benefit
option 1, then we will also reduce the face amount of
your contract so that there will be no change in the net
amount at risk.  We will send you a new contract
information page to reflect this change.  Both the
withdrawal and any reductions will be effective as of
the date we receive your request at our    executive
officeExecutive Office    .
A contract loan might be better than a partial
withdrawal if you need temporary cash.
   A withdrawal may have tax consequences.  See
TAX EFFECTS on page 37.
Surrendering Your Contract
You may surrender your contract for its    Net Cash
Surrender ValueCash Surrender Value     while the
insured person is living.  You do this by sending both
a written request and the contract to our    executive
officeExecutive Office    .  The    Net Cash
Surrender ValueCash Surrender Value     equals the
   cash surrender valueCash Surrender Value
minus any loan outstanding (including loan interest).
During the first 15 contract years, the    cash
surrender valueCash Surrender Value     is the
Contract Fund minus the surrender charge.  After 15
years, the    cash surrender valueCash Surrender
Value     equals the Contract Fund.  We will
compute the    Net Cash Surrender ValueCash
Surrender Value     as of the date we receive your
request and contract at our    executive
officeExecutive Office    .  All of your insurance
coverage will end on that date.
   Requests received before 3:00 p.m. (Central
Standard Time) will take effect on the same day if that day is a Business Day. Otherwise, the request will take effect on the Business Day following the day we receive your request. Unit values are determined at the close of business on the day that the request takes effect.
Surrendering your contract may have tax
consequences.  See TAX EFFECTS on page 37.


THE GENERAL ACCOUNT
You may allocate all or some of your Contract Fund to
the General Account.  The General Account pays
interest at a declared rate.  We guarantee the principal
after deductions. The General Account supports our
insurance and annuity obligations.  Because of
applicable exemptive and exclusionary provisions,
interests in the General Account have not been
registered under the Securities Act of 1933, and the
General Account has not been registered as an
investment company under the Investment
Company Act of 1940.  Accordingly, neither the
General Account nor any interests therein are
generally subject to regulation under the 1933 Act
or the 1940 Act.  We have been advised that the
staff of the SEC has not made a review of the
disclosures which are included in this prospectus
for your information and which relate to the
General Account.
You may accumulate amounts in the General Account
by:
	allocating net premium and loan payments,
	transferring amounts from the investment divisions,
	securing any contract loans, or
	earning interest on amounts you already have in the
General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all your amounts in the General
Account. The annual interest rates will never be less
than 3.5%.  We may, at our sole discretion, credit
interest in excess of 3.5%.  You assume the risk that
interest credited may not exceed 3.5%.  We may pay
different rates on unloaned and loaned amounts in the
General Account.  Interest compounds daily at an
effective annual rate that equals the annual rate we
declared.
You may request a transfer between the General
Account and one or more of the investment divisions,
within limits.  See "Transfers of Contract Fund".  The
General Account may not be available in all states.
Your state of issue will determine if the General
Account is available on your contract.  Please check
your contract form to see if the General Account is
available to you.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a sales charge, a premium tax charge, and
in some cases a service charge from each premium.
The rest of each premium (called the net premium) is
placed in your Contract Fund.
Sales Charge.  We deduct a 4% sales charge from
each premium payment. This charge partially
reimburses us for the selling and distributing costs of
this contract.  These include commissions and the
costs of preparing sales literature and printing
prospectuses.  (We also deduct a deferred sales charge
if you surrender your contract for its    Net Cash
Surrender ValueCash Surrender Value     or let your
contract lapse in the first 15 years. See "Surrender
Charges" on page    3126    .)  Since this charge is
a percentage of your premium, the amount of the
charge will vary with the amount of the premium.
Premium Tax Charge.  Some states and other
jurisdictions (cities, counties, municipalities) tax
premium payments and some levy other charges.  We
deduct 2.25% of each premium for those tax charges.
These tax rates currently range from 0.75% to 4%.
We expect to pay at least 2.25% of most premiums in
premium tax because of certain retaliatory provisions
in the premium tax regulations.  If we pay less, then
we may reduce the charge for the premium tax.
This is a tax to Midland so you cannot deduct it on
your income tax return.  Since the charge is a
percentage of your premium, the amount of the charge
will vary with the amount of the premium.
We may increase this charge if our premium tax
expenses increase.  We reserve the right to vary this
charge by state. If we make such a change, then we
will notify you.

Service Charge.  If you have chosen the Civil Service
Allotment Mode, then we deduct $.46 from each
premium payment.  The $.46 covers the extra expenses
we incur in processing bi-weekly premium payments.
Charges Against The Separate Account
Fees and charges allocated to the investment divisions
reduce the amount in your Contract Fund.
Mortality and Expense Risks.  We charge for assuming
mortality and expense risks.  We guarantee that
monthly administrative and insurance deductions from
your Contract Fund will never be greater than the
maximum amounts shown in your contract.  The
mortality risk we assume is that insured people will
live for shorter periods than we estimated.  When this
happens, we have to pay a greater amount of death
benefits than we expected.  The expense risk we
assume is that the cost of issuing and administering
contracts will be greater than we expected.  We
   deduct a daily     charge for mortality and
expense risks at an effective annual rate of 0.90% of
the value of the assets in the Separate Account
attributable to Variable Universal Life-3. We currently
intend to reduce this charge to 0.50% after the 10th
contract year (this reduction is not guaranteed).  The
investment divisions' accumulation unit values reflect
this charge. See "Using Your Contract Fund  How
We Determine The Accumulation Unit Value" on
page    2419    .  If the money we collect from
this charge is not needed, then we profit.  We expect to
make money from this charge.  To the extent sales
expenses are not covered by the sales charge and the
deferred sales charge, our General Account funds,
which may include amounts derived from this
mortality and expense risk charge, will be used to
cover sales expenses.
Tax Reserve.  We reserve the right to charge for taxes
or tax reserves, which may reduce the investment
performance of the investment divisions.  Currently,
no such charge is made.
Deductions From Your Contract Fund
At the beginning of each contract month (including the
contract date), the following three deductions are
taken from your Contract Fund:
1.	Expense Charge:  This charge is $7.00 per month
(currently we plan to make this deduction for the
first 15 contract years only, but we reserve the
right to deduct it throughout the life of the
contract). This charge covers the continuing costs
of maintaining your contract, such as premium
billing and collections, claim processing, contract
transactions, record keeping, communications with
owners and other expense and overhead items.
2.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits.  We may change these charges, but your
contract contains tables showing the guaranteed
maximum rates for all of these insurance costs.
3.	Cost of Insurance Charge:  The cost of insurance
charge is our current monthly cost of insurance rate times the amount at risk at the beginning of the contract month. The amount at risk is the difference between your death benefit and your Contract Fund. If the current death benefit for the month is increased due to the requirements of Federal tax law, then your amount at risk for the month will also increase. For this purpose, your Contract Fund amount is determined before deduction of the cost of insurance charge, but after all of the other deductions due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk.
The cost of insurance rate is based on the sex, attained age, and rating class of the insured person at the time of the charge. We place the insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. The insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class.
We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in your contract. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality
Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, nonsmoker, standard risk at various ages. (In
Montana, there are no distinctions based on sex.)
   If Variable Universal Life 3 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In
1983, the United States Supreme Court held that under
Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Illustrative Table of Monthly Cost of Insurance Rates
(Rounded) per $1,000 of Amount at Risk
	Male	Guaranteed	Current
	Attained	Maximum	(Preferred Non-Smoker)
	Age	Rate	Rate
	5	$.07	$.05
	15	.11	.11
	25	.13	.09
	35	.14	.10
	45	.29	.23
	55	.69	.39
	65	1.87	1.01
   For example for a male preferred non-smoker, age
35, with a $100,000 face amount option 1 contract and an initial premium of $1,000, the cost of insurance for the first month will be $9.91. This example assumes the expense charge ($7.00 per month) and current cost of insurance rate ($.10 per $1,000). For example, for a male preferred non-smoker, age 35 with a $100,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction
(taken on the date the policy is issued) is $16.91. This example assumes the current monthly expense charge of $7.00 and the current cost of insurance charge of $9.91. The $9.91 is calculated by multiplying the current monthly cost of insurance rate per $1,000
($0.10) times the amount at risk ($100,000 face less the initial Cash Value of $930.50 which is $1,000 of premium less the $40 for the sales charge less the $22.50 for the premium tax less the $7.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habits.
The reduced cost of insurance rates depends on such variables as the attained age and sex of the insured.
The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the insured person must be age 20 or over and meet certain underwriting requirements.
   If Variable Universal Life 3 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In
1983, the United States Supreme Court held that under
Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.


Changes in Monthly Charges.  Any changes in the cost
of insurance, charges for additional benefits or
expense charges will be by class of insured and will be
based on changes in future expectations of investment
earnings, mortality, the length of time contracts will
remain in effect, expenses and taxes.
Automatic Benefit Increase Charges.  There is no
separate charge for the Automatic Benefit Increase
(ABI) provision. However, as the automatic increases
are applied (see page    1915     for exact details)
the face amount of insurance will increase. The face
amount increase will cause an increase in the amount
at risk and the monthly cost of insurance charge.
Transaction Charges
In addition to the deductions described above, we
charge fees for certain contract transactions:
	Partial Withdrawal of    Cash Surrender
ValueCash Surrender Value    .  You may make
one partial withdrawal during each contract year
without a charge.  There is an administrative charge
of $25 or 2 percent of the amount withdrawn,
whichever is less, each time you make a partial
withdrawal if more than one withdrawal is made
during a year.
	Transfers.  Currently, we do not charge when You
make transfers of Contract Fund among investment
divisions.  We reserve the right to assess a $25
charge after the twelfth transfer in a contract year.
How Contract Fund Charges Are Allocated
Generally, deductions from your Contract Fund for
monthly or partial withdrawal charges are made from
the investment divisions and the unloaned portion of
the General Account.  They are made in accordance
with your specified deduction allocation percentages
unless you instruct us otherwise.  Your deduction
allocation percentages may be any whole number
   from 0 to 100 s (from 0 to 100)     which add up
to 100.  You may change your deduction allocation
percentages by writing to our    executive
officeExecutive Office    .  Changes will be
effective as of the date we receive them.
If we cannot make a deduction in accordance with
these percentages, we will make it based on the
proportion of (a) to (b) where (a) is your unloaned
amounts in the General Account and your amounts in
the investment divisions and (b) is the total unloaned
amount of your Contract Fund.
Deductions for transfer charges are made equally
between the investment divisions from which the
transfer was made. For example, if the transfer is made
from two investment divisions, then the transfer
charge assessed to each of the investment divisions
will be $12.50.
Surrender Charges
We incur various sales and promotional expenses in
selling Variable Universal Life 3.  These include
commissions, the cost of preparing sales literature,
promotional activities and other distribution expenses.
We also incur expenses for underwriting, printing
contract forms and prospectuses, and entering
information in our records.
The surrender charge is the difference between the
amount in your Contract Fund and your contract's
   cash surrender valueCash Surrender Value
for the first 15 contract years.  It is a contingent,
deferred issue charge and sales load designed to
partially recover our expenses in distributing and
issuing contracts which are terminated by surrender
   or lapsed     in their early years (the sales
charge is also designed to partially reimburse us for
these expenses).   It is a contingent load because you
pay it only if you surrender your contract (or let it
lapse) during the first 15 contract years.  It is a
deferred load because we do not deduct it from your
premiums.  The amount of the load in a contract year
is not necessarily related to our actual sales expenses
in that year.  We anticipate that the sales charge and
surrender charge will not fully cover our sales
expenses. If sales expenses are not covered by the
sales and surrender charges, we will cover them with
other funds.  The    Net Cash Surrender ValueCash
Surrender Value    , the amount we pay you if you
surrender your contract for cash, equals the    cash
surrender valueCash Surrender Value     minus any
outstanding loan and loan interest.      The Cash
Surrender Value is the Contract Fund minus the
Surrender Charge.
The surrender charge includes deferred sales charges
and deferred issue charges.  The deferred sales charge
is the sum of two pieces:
(1)	26% of any premium payment in the first 2
contract years up to one guideline annual
premium.
(2)	5% of all other premium payments.
The sum of the above pieces is also limited by the
Guideline Annual Premium, times 5%, times the lesser
of 20 years or the expected future lifetime at issue as
determined by the 1980 CSO Mortality Table.  Your
contract information page specifies the guideline
annual premium.  It varies for each contract.
During the first 10 contract years, the maximum
deferred sales charge may be imposed.  Beginning in
the 11th year the maximum deferred sales charge will
be multiplied by a percentage:
	Contract Year	Percentage Multiple
	11	83.33%
	12	66.67%
	13	50.00%
	14	33.33%
	15	16.67%
	16 and up	0.00%
If there is an increase in face amount, there will also be an increase in the Guideline Annual Premium. All additions to the deferred sales charge, due to this increase, will be 5% of premiums. The maximum limit will also increase by the additional Guideline
Annual Premium, times 5%, times the lesser of 20 years or expected future lifetime (determined at the time of the increase using the 1980 CSO Mortality
Table). The total in the deferred sales charge prior to the increase in face amount will not be affected.
If there is a decrease in the face amount, there will also be a decrease in Guideline Annual Premium.
Future additions to the Deferred Sales Charge will follow the same rules as at issue with the new
Guideline Annual Premium.  Prior totals in the
Deferred Sales Charge will not be affected.
You will not incur any Deferred Sales Charge, regardless of the amount and timing of premiums, if You keep this contract in force for fifteen years.
The following table shows the deferred issue charge per $1,000 of the face amount. After the 15th contract year, there is no deferred issue charge.

Table of Deferred Issue Charges
Per Thousand of Face Amount
	Contract
	Year	Charge
	1-10	$3.00
	11	$2.50
	12	$2.00
	13	$1.50
	14	$1.00
	15	 $0.50
	16+	$0.00
If there has been a change in face amount during the
life of the contract, then the deferred issue charge is applied against the highest face amount in force during the life of the contract.
Accordingly, the maximum surrender charge is 26%
of premium paid, plus $3.00 per thousand of Face
Amount. However, as explained above, in most cases,
the surrender charge will be less than the maximum.
Charges In The Funds
The Funds charge for managing investments and
providing services.  Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have an
annual management fee.  That    fee     is the sum
of an individual fund fee rate and a group fee rate
based on the monthly average net assets of Fidelity Management & Research Company's mutual funds.
In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial,
legal, accounting, and other miscellaneous fees). The
fees for the Fidelity Portfolios are based on the Initial Class. See the VIP, VIP II and VIP III prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.
The American Century Variable Portfolios   , the
MFS Portfolios, the Lord Abbett Portfolios and the
Alger American Portfolios     have annual
management fees that are based on the monthly
average of the net assets in each of the portfolios.
See the American Century Variable Portfolios
prospectus for details.
The MFS Portfolios have annual management fees that
are based on the monthly average of the net assets in
each of the portfolios. See the MFS Portfolios
prospectus for details.
The Lord Abbett Portfolio has an annual management
fee that is based on the monthly average of the net
assets in the portfolio. See the Lord Abbett Portfolio
prospectus for details.
See the Portfolio Expenses section on page 7 for a
complete listing of the portfolio expenses during
   20001999    .
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine The Contract
You have a right to examine the contract.  If for any
reason you are not satisfied with it, then you may
cancel the contract.  You cancel the contract by
sending it to our    executive officeExecutive
Office     along with a written cancellation request.
Your cancellation request must be postmarked by the
latest of the following three dates:
	10 days after you receive your contract,
	10 days after we mail you a written notice telling you about your rights to cancel (Notice of
Withdrawal Right), or
	45 days after you sign Part 1 of the contract
application.
If you cancel your contract, then we will return all of
the charges deducted from your paid premiums and
Contract Fund, plus the Contract Fund.
Insurance coverage ends when you send your request.
Your Contract Can Lapse
Your Variable Universal Life 3 insurance coverage
continues as long as the    Net Cash Surrender
ValueCash Surrender Value     of your contract is
enough to pay the monthly deductions that are taken
out of your Contract Fund.  During the Minimum
Premium Period, coverage continues if your paid
premiums exceed the schedule of required minimum
premiums. If neither of these conditions is true at the beginning of any contract month, we will send written notification to you and any assignees on our records that a 61-day grace period has begun.  This will tell
you the amount of premium payment that is needed to
satisfy the minimum requirement for two months.
If we receive payment of this amount before the end of
the grace period, then we will use that amount to pay
the overdue deductions.  We will put any remaining
balance in your Contract Fund and allocate it in the
same manner as your previous premium payments.
If we do not receive payment within 61 days, then
your contract will lapse without value.  We will
withdraw any amount left in your Contract Fund.  We
will apply this amount to the deductions owed to us, including any applicable surrender charge. We will inform you and any assignee that your contract has
ended without value.
If the insured person dies during the grace period, we
will pay the insurance benefits to the beneficiary,
minus any loan, loan interest, and overdue deductions.
You May Reinstate Your Contract
You may reinstate the contract within five years after
it lapses if you did not surrender the contract for its
   Net Cash Surrender ValueCash Surrender
Value    .  To reinstate the contract, you must:
	complete an application for reinstatement,
	provide satisfactory evidence of insurability for the
insured person,
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the Contract Fund so that the Contract
Fund minus any contract debt equals or exceeds the
surrender charges,
	cover the next two months' deductions, and
	pay or restore any contract debt.
the contract date of the reinstated contract will be the beginning of the contract month that coincides with or follows the date that we approve your reinstatement application. Previous loans will not be reinstated.
Contract Periods And Anniversaries
We measure contract years, contract months, and
contract anniversaries from the contract date shown on
your contract information page.  Each contract month
begins on the same day in each calendar month.   The
calendar days of 29, 30, and 31 are not used.  Our right
to challenge a contract and the suicide exclusion are measured from the contract date. See "Limits On Our
Right To Challenge The Contract" on page
   3530    .
Maturity Date
The maturity date is the first contract anniversary after
the insured person's 100th birthday. The contract ends
on that date if the insured person is still alive and the maturity benefit is paid.
If the insured person survives to the maturity date and
you would like to continue the contract, we will extend
the maturity date as long as this contract still qualifies
as life insurance according to the Internal Revenue
Service and your state.  If the maturity date is
extended, the contract may not qualify as life
insurance and there may be tax consequences.  A tax
advisor should be consulted before you elect to extend
the maturity date.  In order to continue the contract
beyond the original maturity date, we require that the
death benefit not exceed the Contract Fund on the
original maturity date.
We Own The Assets Of Our Separate Account
We own the assets of our Separate Account and use
them to support your contract and other variable life contracts. We may permit charges owed to us to stay in the Separate Account.  Thus, we may also
participate proportionately in the Separate Account.
These accumulated amounts belong to us and we may
transfer them from the Separate Account to our
General Account.  The assets in the Separate Account
generally are not cha   rn    geable with liabilities
arising out of any other business we conduct.  Under
certain unlikely circumstances, one investment
division of the Separate Account may be liable for
claims relating to the operations of another division. Changing the Separate Account
We have the right to modify how we operate our
Separate Account.  We have the right to:
	add investment divisions to, or remove investment divisions from, our Separate Account;
	combine two or more divisions within our Separate
Account;
	withdraw assets relating to Variable Universal Life
3 from one investment division and put them into
another;
	eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company.  This may happen if
the shares of the portfolio are no longer available
for investment or, if in our judgment, further
investment in the portfolio is inappropriate in view
of the purposes of the Separate Account A;
	register or end the registration of our Separate Account under the Investment Company Act of
1940;
	operate our Separate Account under the direction of
a committee or discharge such a committee at any
time (the committee may be composed entirely of
interested parties of Midland);
	disregard instructions from contract owners
regarding a change in the investment objectives of
the portfolio or the approval or disapproval of an
investment advisory contract. (We would do so only
if required by state insurance regulatory authorities
or otherwise pursuant to insurance law or
regulation); and
	operate our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows us to make
direct investments.  In choosing these investments,
we will rely on our own or outside counsel for
advice.  In addition, we may disapprove of any
change in investment advisors or in investment
policies unless a law or regulation provides
differently.
Limits On Our Right To Challenge The Contract
We can challenge the validity of your insurance
contract (based on material misstatements in the
application) if it appears that the insured person is not actually covered by the contract under our rules.
There are limits on how and when we can challenge
the contract:
	We cannot challenge the contract after it has been
in effect, during the insured person's lifetime, for
two years from the date the contract was issued or reinstated. (Some states may require us to measure this in some other way.)
	We cannot challenge any contract change that
requires evidence of insurability (such as an
increase in face amount) after the change has been
in effect for two years during the insured person's
lifetime.
	We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the insured person in the event
that the insured person becomes totally disabled.
If the insured person dies during the time that we may challenge the validity of the contract, then we may delay payment until we decide whether to challenge
the contract.
If the insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for
the cost of insurance and the cost of any additional
benefits at the insured person's correct age and sex.
If the insured person commits suicide within two years
after the date on which the contract was issued or reinstated, then the death benefit will be limited to the total of all paid premiums minus the amount of any outstanding contract loan and loan interest minus any
partial withdrawals of    Cash Surrender ValueCash
Surrender Value    .  If the insured person commits
suicide within two years after the effective date of
your requested face amount increase, then we will pay
the face amount which was in effect before the
increase, plus the monthly cost of insurance
deductions for the increase (Some states require us to measure this time by some other date).
Your Payment Options
You may choose for contract benefits and other
payments (such as the    Net Cash Surrender
ValueCash Surrender Value     or death benefit) to
be paid immediately in one lump sum or in another
form of payment.  Payments under these options are
not affected by the investment performance of any
investment division.  Instead, interest accrues pursuant
to the option chosen.  If you do not arrange for a
specific form of payment before the insured person
dies, then the beneficiary will have this choice.
However, if you do make an arrangement with us for
how the money will be paid, then the beneficiary
cannot change your choice.  Payment options will also
be subject to our rules at the time of selection.
   Lump Sum Payments
In most cases, when a death benefit is paid in a lump
sum, we will pay the death benefit by establishing an interest bearing checking account, called the "Midland
Access Account" for the beneficiary in the amount of
the death benefit.  We will send the beneficiary a
checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit.  The Midland
Access Account is part of our general account.  It is
not a bank account and it is not insured by the FDIC pr
any other government agency.  As part of our general
account, it is subject to the claims of our creditors.
We receive a benefit from all amounts left in the
Midland Access Accounts.
Optional Payment Methods
 Our consent is required when an optional payment is
selected and the payee is either an assignee or not a
natural person (i.e., a corporation). Currently, these alternate payment options are only available if the
proceeds applied are more than    $1,000 $10,000
    and periodic payments are at least
$   2050    .
You have the following payment options:
1.	   Deposit OptionProceeds Left at
Interest    : The money will stay on deposit with
us for a period that we agree upon. You will
receive interest on the money at a declared interest
rate.
2.	    Installment Options: Payment for a
Specified Period:      There are two ways that
we pay installments:
a.	Fixed Period: We will pay the amount applied
in equal installments plus applicable interest,
for a specified time, up to 30 years.
b.	Fixed Amount: We will pay the sum in
installments in an amount that we agree upon.
We will continue to pay the installments until
we pay the original amount, together with any
interest you have earned.
3.	   Monthly Payment of     Life Income
   Option    : We will pay the money as
monthly income for life.  You may choose from 1
of 4 ways to receive the income. We will guarantee
payments for:
(1)	at least 5 years (called "5 Years Certain");
(2)	at least 10 years (called "10 Years
Certain");
(3)	at least 20 years (called "20 Years
Certain"); or
(4)	payment for life. With a life only payment
option, payments will only be made as long
as the payee is alive.  Therefore, if the
payee dies after the first payment, only
one payment will be made.
4.	   AnnuityOther    : You may ask us to apply
the money under any option that we make available
at the time the benefit is paid.
We guarantee interest under the deposit and
installation options at 2.75% a year, but we may allow
a higher rate of interest.
The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that we would otherwise pay to that person's
estate if that person died.  The person who is entitled
to receive payment may change the successor at any
time.
We must approve any arrangements that involve more
than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to our rules at the time
the arrangements take effect.  These include:
	rules on the minimum amount we will pay under an
option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment),
	the naming of people who are entitled to receive payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later
changes) and your choice will take effect in the same
way as it would if you were changing a beneficiary.
(See "Your Beneficiary" below).  Any amounts that
we pay under the payment options will not be subject
to the claims of creditors or to legal process, to the
extent that the law provides.
Your Beneficiary
You name your beneficiary in your contract
application.  The beneficiary is entitled to the
insurance benefits of the contract.  You may change
the beneficiary during the insured person's lifetime by
writing to our    executive officeExecutive
Office    .  If no beneficiary is living when the
insured person dies, then we will pay the death benefit,
in equal shares, to the insured person's surviving
children.  If there are no surviving children, then we
will pay the death benefit to the insured person's
estate.
Assigning Your Contract
You may assign your rights in this contract.  You must
send a copy of the assignment to our    executive
officeExecutive Office    . We are not responsible
for the validity of the assignment or for any payment
we make or any action we take before we receive
notice of the assignment.  An absolute assignment is a
change of ownership.  There may be tax consequences.
When We Pay Proceeds From This Contract
We will generally pay any death benefits,    Net
Cash Surrender ValueCash Surrender Value    , or
loan proceeds within seven days after receiving the
required form(s) at our    executive officeExecutive
Office    .  Death benefits are determined as of the
date of the insured person's death and will not be
affected by subsequent changes in the accumulation
unit values of the investment divisions.  We pay
interest from the date of death to the date of payment.
We may delay payment for one or more of the
following reasons:
(1)	We contest the contract.
(2)	We cannot determine the amount of the payment
because the New York Stock Exchange is closed,
the SEC has restricted trading in securities, or the
SEC has declared that an emergency exists.
(3)	The SEC, by order, permits us to delay payment to
protect our contract owners.
We may also delay any payment until your premium
checks have cleared your bank.  We may defer
payment of any loan amount, withdrawal, or surrender
from the General Account for up to six months after
we receive your request.
TAX EFFECTS
Contract Proceeds
The Internal Revenue Code of 1986 ("Code"), Section
7702, defines life insurance for tax purposes. The
Code places limits on certain contract charges used in determining the maximum amount of premiums that may be paid under Section 7702.  There is limited
guidance as to how to apply Section 7702.
Midland believes that a standard rate class contract
should meet the Section 7702 definition of a life
insurance contract (although there is some
uncertainty).  For a contract issued on a substandard
basis (i.e., a rate class involving higher than standard mortality risk), there may be more uncertainty whether it meets the Section 7702 definition of a life insurance contract. It is not clear whether such a contract would satisfy Section 7702, particularly if the contract owner pays the full amount of premiums permitted under the
contract.
If it is subsequently determined that only a lower
amount of premiums may be paid for a contract to
satisfy Section 7702, then Midland may take
appropriate and reasonable steps to cause the contract
to comply with Section 7702.  These may include
refunding any premiums paid which exceed that lower
amount (together with interest or such other earnings
on any such premiums as is required by law).
If a contract's face amount changes, then the
applicable premium limitation may also change.
   During the first 15 contract years, tT    here are
certain events that may create taxable ordinary income
for you    if at the time of the event there has been a
gain in the contract    .  These events include:
	A decrease in the face amount;
	A partial withdrawal;
	A change from death benefit option 2 to option 1;
or,
	Any change that otherwise reduces benefits under
the contract and that results in a cash distribution in
order for the contract to continue to comply with
Section 7702 relating to premium and Contract
Fund limitations.
Such income inclusion may result with respect to cash distributions made in anticipation of reductions in benefits under the contract.
Code Section 7702A affects the taxation of
distributions (other than death benefits) from certain Variable Life insurance contracts as follows:
1.	If premiums are paid more rapidly than the rate
defined by a 7-Pay Test, then the contract will be
treated as a "   Modified Endowment
contractMEC    ."
2.	Any contract received in exchange for a contract
classified as a    Modified Endowment
contractMEC     will be treated as a
   Modified Endowment contractMEC
regardless of whether the contract received in the
exchange meets the 7-Pay Test.
3.	Loans (including unpaid loan interest), surrenders
and withdrawals from a    Modified Endowment
contractMEC     will be considered distributions.
4.	Distributions (including loans) from a
   Modified Endowment contractMEC     will
be taxed first as a taxable distribution of gain from
the contract (to the extent that gain exists), and then
as non-taxable recovery of basis.
5.	The Code imposes an extra "penalty" tax of 10%
on any distribution from a    Modified
Endowment ContractMEC     includable in
income, unless such distributions are made (a) after
you attain age 59 1/2, (b) on account of you
becoming disabled, or (c) as substantially equal
annuity payments over your life or life expectancy.
If a contract becomes a    Modified Endowment
contractMEC    , distributions that occur during the
contract year will be taxed as distributions from a
   Modified Endowment contractMEC    .  In
addition, distributions from a contract within two
years before it becomes a    Modified Endowment
contractMEC     will be taxed in this manner.  This
means that a distribution from a contract that is not a
   Modified Endowment contractMEC     at the
time when the distribution is made could later become
taxable as a distribution from a    Modified
Endowment contractMEC    .
A contract that is not a    Modified Endowment
contractMEC     may be classified as a
   Modified Endowment contractMEC     if it is
"materially changed" and fails to meet the 7-Pay Test.
Any distributions from such a contract will be taxed as
explained above.
Material changes include a requested increase in death benefit or a change from option 1 to option 2. Before making any contractual changes, a competent tax
advisor should be consulted.      A reduction in
death benefits during the first seven contract years could also cause a contract to be treated as a MEC.

Any life insurance contracts which are treated as
   Modified Endowment contractMEC    s and are
issued by Midland or any of its affiliates:
	with the same person designated as the owner;
	on or after June 21, 1988; and
	within any single calendar year
will be aggregated and treated as one contract for
purposes of determining any tax on distributions.
Even if a contract is not a    Modified Endowment
contractMEC    , loans at very low or no net cost
(i.e. preferred loans) may be treated as distributions
for federal income tax purposes.
For contracts not classified as    Modified
Endowment contractMEC    s, distributions
generally will be treated first as a return of your
investment in the contract, and then taxed as ordinary
income to the extent that they exceed your investment
in the contract (which generally is the total premiums
paid    less amounts distributed that were not
taxed    ).
   However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Loans from or secured by a policy that it's not a MEC are not treated as distributions. Neither distributions from nor loans from or secured by a policy that us not a MEC are subject to the 10% "penalty" tax.

The Code (Section 817(h)) also authorizes the
Secretary of the Treasury to set standards, by
regulation or otherwise, for the investments of
Variable Life insurance Separate Accounts to be
"adequately diversified" in order for the contracts to
be treated as life insurance contracts for federal tax purposes. We believe Separate Account A, through its investments in the Funds, will be adequately diversified, although we do not control the Funds.
Owners of Variable Life insurance contracts may be considered, for Federal income tax purposes, the owners of the assets of the Separate Account used to
support their contracts.  In those circumstances,
income and gains from the Separate Account assets
are included in the Variable contract owner's gross
income.
The ownership rights under Variable Universal Life 3
are similar to, but different from those described by
the IRS in rulings in which it was determined that
contract owners were not owners of Separate Account
assets.  For example, the owner has additional
flexibility in allocating premium payments and
contract values.  These differences could result in an
owner being treated as the owner of a pro rata portion
of the assets of Separate Account A.  Midland
therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of Separate Account A or to otherwise qualify
Variable Universal Life 3 for favorable tax treatment. Assuming a contract is a life insurance contract for federal income tax purposes, the contract should
receive the same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under either benefit option should be excludable from the gross income of the beneficiary under Section 101 of the Code, and you should not be
deemed to be in constructive receipt of the Contract
Funds under a contract until actual distribution. Surrenders, withdrawals, and contract changes may have tax consequences. These include a change of
owners, an assignment of the contract, a change from
one death benefit option to another, and other changes reducing future death benefits. Upon complete surrender or when maturity benefits are paid, if the
amount received plus the contract debt is more than
   your investment in the contractthe total premiums
paid that are not treated as previously withdrawn by
you    , then the excess generally will be treated as
ordinary income.
Federal, state and local estate, inheritance and other
tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary.
A contract may be used in various arrangements,
including:
	nonqualified deferred compensation or salary
continuance plans,
	split dollar insurance plans,
	executive bonus plans, or
	retiree medical benefit plans,
	and others.
The tax consequences of such plans may vary
depending on the particular facts and circumstances of
each individual arrangement. Therefore, if you are contemplating the use of a contract in which the value depends in part on its tax consequences, then you should be sure to consult a qualified tax advisor
regarding the tax attributes of the particular
arrangement.
In recent years, Congress has adopted new rules
relating to corporate owned life insurance.  Any
business contemplating the purchase of a new life
insurance contract or a change in an existing contract should consult a tax advisor.
Although the likelihood of legislative changes is
uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means.  It is also possible that any change could
be retroactive (that is, effective prior to the date of the change). A tax advisor could be consulted with respect to actual and prospective changes in taxation. Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes (other than premium taxes) that it incurs which may be attributable to such account or to the contracts.
Midland reserves the right to make a charge for any
such tax or other economic burden resulting from the
application of the tax laws.
If such a charge is made, it would be set aside as a provision for taxes which we would keep in the effected division rather than in our General Account.
Other Tax Considerations
The foregoing discussion is general and is not
intended as tax advice.  If you are concerned about
these tax implications, you should consult a competent
tax advisor. This discussion is based on our
understanding of the Internal Revenue Service's
current interpretation of the present federal income tax laws. No representation is made as to the likelihood of continuation of these current laws and interpretations, and we do not make any guarantee as to the tax status
of the contract. It should be further understood that the foregoing discussion is not complete and that special rules not described in this prospectus may be
applicable in certain situations.  Moreover, no attempt
has been made to consider any applicable state or
other tax laws.
PART 3: ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was organized,
in 1906, in South Dakota, as a mutual life insurance
company at that time named "The Dakota Mutual Life
Insurance Company". We were reincorporated as a
stock life insurance company in 1909. Our name
"Midland" was adopted in 1925.  We were
redomisticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and
Puerto Rico.  Our officers and directors are listed
beginning on page 38.
Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies
engaged in the areas of insurance, corporate services,
and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of our Separate Account divisions
in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for
the Funds, and
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.
Even though we own the shares, we give you the
opportunity to tell us how to vote the number of shares
that are allocated to your contract. We will vote at shareholder meetings according to your instructions.
The Funds will determine how often shareholder
meetings are held.  As we receive notice of these
meetings, we will ask for your voting instructions.
The Funds are not required to hold a meeting in any
given year.
If we do not receive instructions in time from all
contract owners, then we will vote those shares in the
same proportion as we vote shares for which we have
received instructions in that portfolio.  We will also
vote any Fund shares that we alone are entitled to vote
in the same proportions that contract owners vote.  If
the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Fund in our own right
or to restrict contract owner voting, then we may do
so.
You may participate in voting only on matters
concerning the Fund portfolios in which your Contract
Fund has been invested. We determine your voting
shares in each division by dividing the amount of your Contract Fund allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Funds' Board for the shareholders meeting.  We
count fractional shares.
If you have a voting interest, we will send you proxy material and a form for giving us voting instructions.
In certain cases, we may disregard instructions relating
to changes in the Funds' advisor or the investment
policies of its portfolios. We will advise you if we do. Other insurance companies own shares in the Funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the
Funds' Board of Directors will monitor events to
identify conflicts that may arise and determine
appropriate action.  If we disagree with any Fund
action, then we will see that appropriate action is taken
to protect our contract owners.
OUR REPORTS TO CONTRACT OWNERS
Shortly after the end of the third, sixth, ninth, and twelfth contract months, we will send you reports that show:
	the current death benefit for your contract,
	your Contract Fund,
	information about investment divisions,
	the    cash surrender valueCash Surrender
Value     of your contract,
	the amount of your outstanding contract loans,
	the amount of any interest that you owe on the loan,
and
	information about the current loan interest rate. The annual report will show any transactions involving your Contract Fund that occurred during the
year.  Transactions include your premium allocations,
our deductions, and your transfers or withdrawals.
   The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by
Civil Service Allotment or automatic checking
account deductions).  Confirmations will be sent to
you for transfers of amounts between investment
divisions and certain other contract transactions.
We will send you semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.
Our report also contains information that is required
by the insurance supervisory official in the jurisdiction
in which this insurance contract is delivered.
Notices will be sent to you for transfers of amounts
between investment divisions and certain other
contract transactions.
DIVIDENDS
We do not pay any dividends on the contract described
in this prospectus.
MIDLAND'S SALES AND OTHER
AGREEMENTS
The contract will be sold by individuals who, in
addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Walnut Street Securities (WSS) or broker-dealers
who have entered into written sales agreements with
WSS.  WSS, the principal underwriter of the contracts,
is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers,
Inc   . (NASD)     .  The address for Walnut Street
Securities is 670 Mason Ridge Center Drive, Suite
301, St. Louis, Missouri 63141.
During the first contract year, we will pay agents a commission of up to 70% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 5% of premiums paid. After the 15th contract year, we pay no commission.
Certain persistency and production bonuses may be paid.
We may sell our contracts through broker-dealers registered with the Securities and Exchange
Commission under the Securities Exchange Act of
1934 that enter into selling agreements with us. The commission for broker-dealers will be no more than that described above.
   To the extent permitted by NASD rules,
promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training or personnel, production of promotional literature and similar services.
We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:
	the sales charge;
	the deferred sales charge;
	the mortality and expense charge;
	the cost of insurance charge;
	revenues, if any, received from the Funds or their managers; and
	investment earnings on amounts allocated under policies to the general account.
Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.
Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

REGULATION
We are regulated and supervised by the Iowa
Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.
We are also subject to various federal securities laws and regulations.
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums.
Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's policy during the first year. All other contract provisions will apply.
LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain matters relating to federal securities laws.
We are not involved in any material legal proceedings.
FINANCIAL
The financial statements of Midland National Life
Separate Account A and Midland National Life
Insurance Company, included in this prospectus and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement.
The address for PricewaterhouseCoopers LLP is IBM
Park Building, Suite 1300, 650 Third Avenue South,
Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this prospectus with the Securities and Exchange Commission. The
Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, then you may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.


Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
   Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to
present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior
Vice President and Chief Financial Officer (October
1993 to 1998), Midland National Life Insurance
Company; Treasurer (January 1996 to present), Briggs
ITD Corp.; Treasurer (March 1996 to present),
Sammons Financial Holdings, Inc.; Treasurer
(November 1993 to present), CH Holdings; Treasurer
(November 1993 to present), Consolidated Investment
Services, Inc.; Treasurer (November 1993 to present),
Richmond Holding Company, L.L.C.; Partner (prior
thereto), Ernst and Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President-Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life
One Midland Plaza  Sioux
Falls, SD      57193-0001
Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company
Donald J. Iverson Midland
National Life One
Midland Plaza  Sioux
Falls, SD      57193-0001
Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Senior Vice President and
Corporate Actuary



Board of Directors
Member, Vice President
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President Chief
Actuary (prior thereto), Allied Life Insurance Company

President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company


Executive OfficeExecutive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
Jon P. Newsome Midland
National Life     Annuity
Division      7755 Office
Plaza Drive  N. #105,
West Des Moines, IA
50266
E John Fromelt
Midland National Life

Executive Vice President
Annuity Division




Senior Vice President,
Chief Investment Officer
Executive Vice President  Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.

Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health
Thomas M. Meyer
Midland National Life
Vice President and Chief
Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company
Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929
Senior Vice President &
Chief Information Officer
Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company
Gary W. Helder
Midland National Life

Vice President- Policy
Administration
Vice President-Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life

Vice President- Marketing
Services
Vice President-Marketing Services (March 1996 to
present), Second Vice President-Sales Development
(prior thereto), Midland National Life Insurance
Company
Timothy A. Reuer
Vice President Product
Development
Vice President  Product Development (January 2000
To Present); Actuary  Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insuracne Company
Esfandyar Dinshaw
Midland National Life
Annuity Division      7755
Office Plaza Drive  N.
#105,                    West
Des Moines, IA  50266

Vice President  Annuity
Division





Vice President  Annuity Division (April 1999 to
Present); Vice President  Actuarial (September 1996 to
April 1999), Conseco; Vice President  Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.









Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to
present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior
Vice President and Chief Financial Officer (October
1993 to 1998), Midland National Life Insurance
Company; Treasurer (January 1996 to present), Briggs
ITD Corp.; Treasurer (March 1996 to present),
Sammons Financial Holdings, Inc.; Treasurer
(November 1993 to present), CH Holdings; Treasurer
(November 1993 to present), Consolidated Investment
Services, Inc.; Treasurer (November 1993 to present),
Richmond Holding Company, L.L.C.; Partner (prior
thereto), Ernst and Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President-Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life
One Midland Plaza
Sioux Falls, SD      57193-
0001

Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company

Donald J. Iverson
Midland National Life
One Midland Plaza
Sioux Falls, SD      57193-
0001
Senior Vice President and
Corporate Actuary
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.


Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors Member
President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company



Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Jon P. Newsome
Midland National Life
Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266

Executive Vice President
Annuity Division





Executive Vice President  Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.
E John Fromelt
Midland National Life
Senior Vice President,
Chief Investment Officer
Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health

Thomas M. Meyer
Midland National Life

Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company

Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929

Senior Vice President &
Chief Information Officer
Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company

Gary W. Helder
Midland National Life

Vice President- Policy
Administration
Vice President-Policy Administration (since 1991),
Midland National Life Insurance Company

Robert W. Buchanan
Midland National Life
Vice President- New
Business and Underwriting

Vice President-Marketing Services (March 1996 to present), Second Vice President-Sales Development
(prior thereto), Midland National Life Insurance
Company



Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years



Timothy A. Reuer
Midland National Life
Vice President Product
Development
Vice President  Product Development (January 2000
To Present); Actuary  Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insurance Company


Esfandyar Dinshaw
Midland National Life
Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266


Vice President  Annuity
Division

Vice President  Annuity Division (April 1999 to
Present); Vice President  Actuarial (September 1996 to
April 1999), Conseco; Vice President  Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.

Meg J. Taylor
Chief Compliance Officer
Chief Compliance Officer (2000  present) Midland
National Life and the North American Companies;
Assistant Vice President  Compliance (1998 2000)
Midland National Life and the North American
Companies; Director  Product and Market Services
(1997  1998) Transamerica Reinsurance; Assistant
Vice President; Assistant Vice President (1987  1997)
John Alden Life Insurance Company





Illustrations


Following are a series of tables that illustrate how the
Contract Funds,    cash surrender valueCash
Surrender Value    s, and death benefits of a
contract change with the investment performance of
the Funds. The tables show how the Contract Funds,
   cash surrender valueCash Surrender Value    s,
and death benefits of a contract issued to an insured
of a given age and given premium would vary over
time if the return on the assets held in each Portfolio
of the Funds were a constant gross, after tax annual
rate of 0%, 6%, or 12%. The tables on pages 31
through 33 illustrate a contract issued to a male, age
35, under a standard rate preferred non-smoker
underwriting risk classification.  The Contract Funds,
   cash surrender valueCash Surrender Value    s,
and death benefits would be different from those
shown if the returns averaged 0%, 6%, and 12% over
a period of years, but fluctuated above and below
those averages for individual contract years.
The amount of the Contract Fund exceeds the
   cash surrender valueCash Surrender Value
during the first fifteen contract years due to the
surrender charge. For contract years sixteen and after,
the Contract Fund and    cash surrender valueCash
Surrender Value     are equal, since the surrender
charge has reduced to zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the Contract Funds and
the fourth and seventh columns illustrate the    cash
surrender valueCash Surrender Value    s of the
contract over the designated period. The Contract
Funds shown in the third column and the    cash
surrender valueCash Surrender Value    s shown in
the fourth column assume the monthly charge for cost
of insurance is based upon the current cost of
insurance rates. The Contract Funds shown in the
sixth column and the    cash surrender valueCash
Surrender Value    s shown in the seventh column
assume the monthly charge for cost of insurance is
based upon the cost of insurance rates that we
guarantee. The maximum cost of insurance rates
allowable under the contract are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
death benefit of a contract over the designated period.
The illustrations of death benefits reflect the same
assumptions as the Contract Fund and    cash
surrender valueCash Surrender Value    s. The
death benefit values also vary between tables, depending upon whether Option 1 or Option 2 death benefits are illustrated.
   The amounts shown for the death benefit, Policy funds, and Cash surrender values reflect the fact that the net investment return of the divisions of our Separate Account is lower than the gross, after-tax return on the assets in the Funds, as a result of expenses paid by the Funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 5.0% premium load deduction from each premium, (for the first fifteen years on a current basis) the $6.00 per month expense charge as well as current and guaranteed cost of insurance charges.
The policy values shown assume daily investment advisory fees and operating expenses equivalent to an annual rate of 0.73% of the aggregate average daily net assets of the Portfolios of the Funds (the average rate of the Portfolios for the period ending December
31, 2000). The actual fees and expenses associated with the policy may be more or less than 0.73% and will depend on how allocations are made to each investment division The MFS VIT New Discovery, the Lord Abbett VC Mid-Cap Value, The Lord
Abbett VC International and the VIP II Index 500 portfolios contain an expense reimbursement arrangement whereby the portfolio expenses have a limit. Without this arrangement, expenses would be higher and the average of 0.73% would be higher.
This would result in lower values than what are shown in the illustrations. Midland cannot predict whether such arrangements will continue. See footnotes (1) through (8) on page 7 for further details on the limits on these and other expenses. The policy values also take into account a daily charge to each investment division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of .90% (.50% after year 10 on a current basis) of the average net assets of the divisions of Separate Account A. After deductions of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.63%, 4.37% and 10.37%
respectively (-1.23%, 4.77%, and 10.77% after year
10 on a current basis)
The amounts shown for the death benefit, Contract
Funds, and cash surrender values reflect the fact that the net investment return of the divisions of our Separate Account is lower than the gross, after-tax return on the assets in the Funds, as a result of expenses paid by the Funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 4% sales charge deduction from each premium, the 2.25% premium tax deduction from each premium and the $7.00 per month expense charge (for the first fifteen years on a current basis) as well as current and guaranteed cost of insurance charges.
The contract values shown assume daily investment advisory fees and operating expenses equivalent to an annual rate of .79% of the aggregate average daily net assets of the Portfolios of the Funds (the average rate of the Portfolios for the period ending December 31,
1999). The actual fees and expenses associated with the contract may be more or less than .79% and will depend on how allocations are made to each investment division. The MFS VIT New Discovery,
The Lord Abbett VC Mid-Cap Value, The Lord
Abbett VC International and the VIP Index 500 portfolios contain an expense reimbursement arrangement whereby the portfolio's expenses have a limit. Without this arrangement, expenses would be higher and the average of 0.79% would be higher.
This would result in lower values than what are shown in the illustrations. Midland cannot predict whether such arrangements will continue. See footnotes (2), (3), (4) and (5) on page 28 for further information on the limits on other expenses. The contract values also take into account a daily charge to each division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of .90% (.50% after year 10 on a current basis) of the average net assets of the divisions of Separate
Account A. After deductions of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -
1.69%, 4.31%, and 10.31% respectively (-1.29%,
4.71%, 10.71%, after year 10 on a current basis).

The approximate net annual rates do not include cost
of insurance charges, surrender charges, premium
loads, expense charges nor any charges for additional
riders.
The hypothetical values shown in the tables do not
reflect any charges for federal income taxes against
Separate Account A since Midland is not currently
making such charges. However, if, in the future, such
charges are made, the gross annual investment rate of
return would have to exceed the stated investment
rates by a sufficient amount to cover the tax charges
in order to produce the Contract Funds,    cash
surrender valueCash Surrender Value    s, and
death benefits illustrated.
The tables illustrate the contract values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no contract loans have been made.
The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the contract owner varied the amount or frequency of premium payments. The tables also assume that the contract owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no contract loans have been taken, and that no transfers have been made and no transfer charges imposed.





MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 0%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $ 1,500
			       ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	C   ASHONTRACT	SURRENDER	DEATH
	CASHCONTRACT	SURRENDER	DEATH
	YEAR	PER YEAR	VALUEFUND (2)	VALUE(2)	BENEFIT(2)
	VALUEFUND (2)	VALUE(2)	BENEFIT(2)
1
1,5751,575
1,1591,182
565882
100,000100,000
1,1361,135
542835
100,000100,000
2
3,2293,229
2,2892,334
1,6212,034
100,000100,000
2,2432,241
1,5741,941
100,000100,000
3
4,9654,965
3,3923,456
2,6483,156
100,000100,000
3,3233,319
2,5793,019
100,000100,000
4
6,7886,788
4,4664,549
3,6474,249
100,000100,000
4,3764,369
3,5574,069
100,000100,000
5
8,7038,703
5,5145,615
4,6205,315
100,000100,000
5,4035,392
4,5095,092
100,000100,000
6
10,71310,713
6,5366,653
5,5676,353
100,000100,000
6,3926,378
5,4246,078
100,000100,000
7
12,82412,824
7,5327,665
6,4887,365
100,000100,000
7,3577,339
6,3147,039
100,000100,000
8
15,04015,040
8,5038,639
7,3848,339
100,000100,000
8,2878,264
7,1697,964
100,000100,000
9
17,36717,367
9,4399,589
8,2679,289
100,000100,000
9,1839,154
8,0118,854
100,000100,000
10
19,81019,810
10,34010,503
9,16810,203
100,000100,000
10,04610,011
8,8739,711
100,000100,000
11
22,37622,376
11,25511,431
10,27811,181
100,000100,000
10,87610,835
9,89910,585
100,000100,000
12
25,06925,069
12,14012,338
11,35912,138
100,000100,000
11,67411,626
10,89211,426
100,000100,000
13
27,89827,898
12,99713,226
12,41113,076
100,000100,000
12,43112,376
11,84512,226
100,000100,000
14
30,86830,868
13,81514,084
13,42413,984
100,000100,000
13,15813,096
12,76712,996
100,000100,000
15
33,98633,986
14,59514,924
14,40014,874
100,000100,000
13,84613,776
13,65013,726
100,000100,000
16
37,26137,261
15,43315,830
15,43315,830
100,000100,000
14,48514,407
14,48514,407
100,000100,000
17
40,69940,699
16,23516,707
16,23516,707
100,000100,000
15,07714,990
15,07714,990
100,000100,000
18
44,30944,309
17,01017,557
17,01017,557
100,000100,000
15,62215,526
15,62215,526
100,000100,000
19
48,09948,099
17,76018,379
17,76018,379
100,000100,000
16,10215,997
16,10215,997
100,000100,000
20
52,07952,079
18,48619,176
18,48619,176
100,000100,000
16,52816,414
16,52816,414
100,000100,000
21
56,25856,258
19,17819,946
19,17819,946
100,000100,000
16,88116,758
16,88116,758
100,000100,000
22
60,64660,646
19,83620,682
19,83620,682
100,000100,000
17,16217,029
17,16217,029
100,000100,000
23
65,25365,253
20,45321,383
20,45321,383
100,000100,000
17,37317,230
17,37317,230
100,000100,000
24
70,09170,091
21,02022,043
21,02022,043
100,000100,000
17,49517,342
17,49517,342
100,000100,000
25
75,17075,170
21,53622,652
21,53622,652
100,000100,000
17,52817,364
17,52817,364
100,000100,000








30
104,641104,641
23,04924,747
23,04924,747
100,000100,000
15,85515,638
15,85515,638
100,000100,000








35
142,254142,254
21,61124,579
21,61124,579
100,000100,000
9,3649,092
9,099,3642
100,000100,000








40
190,260190,260
21,55816,825
21,55816,825
100,000100,000
00
00
100,000100,000


1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
   CASH     SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 6%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $ 1,500
 			       ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	C   ASHONTRACT	SURRENDER	DEATH
	CASHCONTRACT	SURRENDER	DEATH
	YEAR	PER YEAR	FUND VALUE(2)	VALUE(2)	BENEFIT(2)
	VALUEFUND (2)	VALUE(2)	BENEFIT(2)
1	1,575	1,236	642	100,000	1,212	618	100,000
2	3,229	2,516	1,848	100,000	2,467	1,798	100,000
3	4,965	3,843	3,099	100,000	3,768	3,024	100,000
4	6,788	5,218	4,399	100,000	5,116	4,297	100,000
5	8,703	6,644	5,750	100,000	6,515	5,621	100,000
6	10,713	8,124	7,156	100,000	7,955	6,986	100,000
7	12,824	9,661	8,617	100,000	9,451	8,407	100,000
8	15,040	11,258	10,139	100,000	10,994	9,875
	100,000
9	17,367	12,907	11,734	100,000	12,587	11,415
	100,000
10	19,810	14,611	13,438	100,000	14,234	13,062
	100,000
11	22,376	16,437	15,460	100,000	15,938	14,961
	100,000
12	25,069	18,336	17,554	100,000	17,702	16,920
	100,000
13	27,898	20,312	19,726	100,000	19,520	18,934
	100,000
14	30,868	22,361	21,970	100,000	21,406	21,015
	100,000
15	33,986	24,488	24,292	100,000	23,355	23,159
	100,000
16	37,261	26,793	26,793	100,000	25,361	25,361
	100,000
17	40,699	29,193	29,193	100,000	27,430	27,430
	100,000
18	44,309	31,703	31,703	100,000	29,567	29,567
	100,000
19	48,099	34,329	34,329	100,000	31,759	31,759
	100,000
20	52,079	37,080	37,080	100,000	34,023	34,023
	100,000
21	56,258	39,955	39,955	100,000	36,348	36,348
	100,000
22	60,646	42,963	42,963	100,000	38,741	38,741
	100,000
23	65,253	46,108	46,108	100,000	41,210	41,210
	100,000
24	70,091	49,393	49,393	100,000	43,750	43,750
	100,000
25	75,170	52,830	52,830	100,000	46,370	46,370
	100,000
30	104,641	72,619	72,619	100,000	60,772	60,772
	100,000
35	142,254	97,941	97,941	113,611	78,217	78,217
	100,000
40	190,260	129,935	129,935	139,030	101,405
	101,405	108,504


1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES WOULD
BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES INDICATE
LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
   CASH     SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 12%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $ 1,500
 			       ASSUMING CURRENT COSTS		      ASSUMING
GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHCONTRACT	SURRENDER	DEATH
	CASHCONTRACT	SURRENDER	DEATH
	YEAR	PER YEAR	VALUEFUND (2)	VALUE(2)	BENEFIT(2)
	FUNDVALUE (2)	VALUE(2)	BENEFIT(2)
1	1,575	1,314	720	100,000	1,289	695	100,000
2	3,229	2,753	2,084	100,000	2,701	2,032	100,000
3	4,965	4,332	3,588	100,000	4,250	3,506	100,000
4	6,788	6,066	5,247	100,000	5,951	5,133	100,000
5	8,703	7,971	7,078	100,000	7,821	6,927	100,000
6	10,713	10,067	9,098	100,000	9,866	8,898	100,000
7	12,824	12,374	11,330	100,000	12,118	11,074
	100,000
8	15,040	14,914	13,795	100,000	14,588	13,469
	100,000
9	17,367	17,703	16,531	100,000	17,300	16,127
	100,000
10	19,810	20,769	19,596	100,000	20,281	19,109
	100,000
11	22,376	24,230	23,253	100,000	23,563	22,587
	100,000
12	25,069	28,058	27,276	100,000	27,180	26,398
	100,000
13	27,898	32,293	31,707	100,000	31,159	30,573
	100,000
14	30,868	36,977	36,586	100,000	35,552	35,161
	100,000
15	33,986	42,162	41,966	100,000	40,399	40,203
	100,000
16	37,261	48,005	48,005	100,000	45,744	45,744
	100,000
17	40,699	54,487	54,487	100,000	51,648	51,648
	100,000
18	44,309	61,685	61,685	105,481	58,179	58,179
	100,000
19	48,099	69,650	69,650	114,227	65,385	65,385
	107,232
20	52,079	78,462	78,462	123,186	73,317	73,317
	115,108
21	56,258	88,211	88,211	132,316	82,043	82,043
	123,065
22	60,646	98,984	98,984	144,517	91,629	91,629
	133,779
23	65,253	110,889	110,889	157,462	102,166
	102,166	145,076
24	70,091	124,044	124,044	171,180	113,746
	113,746	156,969
25	75,170	138,587	138,587	185,707	126,482
	126,482	169,486
30	104,641	237,563	237,563	289,827	211,671
	211,671	258,239
35	142,254	399,316	399,316	463,206	347,067
	347,067	402,598
40	190,260	666,129	666,129	712,759	563,477
	563,477	602,920

1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES WOULD
BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES INDICATE
LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT
FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.



Definitions
Accumulation Unit means the units credited to each investment division in the Separate Account.
Age means the age of the Insured Person on his/her birthday which immediately precedes the Contract Date.
Attained Age means the age of the Insured Person on his/her birthday preceding a Contract Anniversary date.
Beneficiary means the person or persons to whom the contract's death benefit is paid when the Insured Person dies.
Business Day means any day    we are open and     the New York Stock
Exchange    is are open is
open     for trading.
   The holidays which we are closed but the New York Stock Exchange is open are the day after Thanksgiving, and December 26, 2000. These days along with the days the New York Stock Exchange is not open for trading will not be counted as Business Days.
Cash Surrender ValueCash Surrender Value     means the Contract Fund
   on the date of surrender,
    less any Surrender Charges.
   Cash Value means the total amount of monies in our separate Account A attributable to your in-force contract, plus any monies in our General Account for your contract.
Contract Fund means the total amount of monies in our separate Account A attributable to your in-force contract, plus any monies in our General Account for your contract.

Contract Fund means the total amount of monies in our separate Account A attributable to your in-force contract, plus any monies in our General Account for your contract.
Contract Anniversary: The same month and day of the Contract Date in each year following the Contract Date.
Contract Date means the date from which Contract Anniversaries and Contract Years are determined.
Contract Month means a month that starts on a Monthly Anniversary and ends on the following Monthly
Anniversary.
Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.
Death Benefit means the amount payable under your contract when the Insured Person dies.
Evidence of Insurability means evidence, satisfactory to us, that the insured person is insurable and meets our underwriting standards.
Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate
Account A on the Contract Date or as later changed by us.
   Executive OfficeExecutive Office     means where you write to us to
pay premiums or take other action,
such as transfers between investment divisions, changes in Specified Amount, or other such action regarding your contract. The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
In Force means the Insured Person's life remains insured under the terms of the contract.
Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified
Portfolio of the Fund.
Minimum Premium Period: For all contracts except those issued in Massachusetts or Pennsylvania, this is the period of time beginning on the Contract Date and ending on the later of attained age 70 or five years from the
Contract Date. For contracts issued in Pennsylvania where the issue age is 50 or younger, this period of time is for
20 years from the Contract Date. For contracts issued in Massachusetts, this period of time is for 5 years from the
Contract Date.
Modified Endowment Contract     ("MEC")      is a contract where
premiums are paid more rapidly than the
rate defined by a 7-Pay Test.
Monthly Anniversary means the day of each month that has the same numerical date as the Contract Date.
   Cash Surrender ValueNet Cash Surrender Value     means the    Cash
Surrender ValueCash Surrender
Value     less any outstanding contract loan.
Net Premium means the premium paid less any deduction for premium taxes, less any deduction for the sales charge and less any per premium expenses.
Record Date means the date the contract is recorded on Our books as an In Force contract.
Separate Account means Our Separate Account A which receives and invests your net premiums under the contract.
Surrender Charges means a charge made only upon surrender of the contract. It includes a charge for sales related
expenses    and issue related expenses..



Performance
Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the Funds.  The information does not indicate or represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the Contract Fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges. Therefore, these returns do not show how actual investment performance will affect contract benefits.
A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.
Midland may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of Contract
Fund,    cash surrender valueCash
Surrender Value    , and death benefits based on the Funds' historical
investment returns. These illustrations will reflect the deduction of expenses in the Funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the Contract Fund and the surrender charge. The illustrations do not indicate what contract benefits will be in the future.



Financial Statements
The financial statements of Midland National Life Insurance Company included in this prospectus should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

prosp3vul3edgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt

ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt




VARIABLE UNIVERSAL LIFE 4


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700


Variable Universal Life 4 is an individual variable life insurance policy issued by Midland National Life
Insurance Company. Variable Universal Life 4:
	provides insurance coverage with flexibility in
   death benefitDeath Benefit    s and
premiums;
	pays a    death benefitDeath Benefit     if the
insured person dies while the policy is still    in
forceIn force    ;
	can provide substantial    Policy Fundpolicy
fund     build-up on a tax-deferred basis.
However, there is no guaranteed    Policy
FundPolicy fund     for amounts you allocate to
the    Investment DivisionInvestment
division    s. You bear the risk of poor investment
performance for those amounts.
	lets you borrow against your policy, withdraw part
of the    net Cash Surrender ValueNet cash
surrender value    , or completely surrender your
policy.. l   LL    oans and withdrawals affect
the    Policy Fundpolicy fund    , and may
affect the    death benefitDeath Benefit    .
After the first premium, you may decide how much
your premiums will be and how often you wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may
or may not be a    Modified Endowment Contract ("
MEC")     . If it is a MEC, then loans and
withdrawals may have    negative more adverse
tax consequences    than otherwise    .
You have a limited right to examine your policy and
return it to us for a refund.
You may allocate your    Policy Fundpolicy
fund     to our General Account    or and     up
to ten    investment divisioninvestment
division    s.  Each division invests in a specified
mutual fund portfolio.  You can choose among the
following    twenty-fivethirty investment
divisioninvestment division    s:
	VIP Money Market Portfolio
	VIP High Income Portfolio
	VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	VIP Mid Cap Portfolio
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II Contra   fund     Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
	American Century VP Capital Appreciation
Portfolio
	American Century VP Value Portfolio
	American Century VP Balanced Portfolio
	American Century VP International Portfolio
	American Century VP Income & Growth Portfolio
	MFS VIT Emerging Growth Series
	MFS VIT Research Series
	MFS VIT    Growth with Income Investors Trust
    Series
	MFS VIT New Discovery Series
	Lord Abbett Series Fund, Inc. VC Growth and
Income Portfolio (hereinafter referred to as Lord
Abbett VC Growth and Income Portfolio)
	Lord Abbett Series Fund, Inc. Mid-Cap Value
Portfolio (hereinafter referred to as Lord Abbett VC
Mid-Cap Value Portfolio)
	Lord Abbett Series Fund, Inc. International Portfolio (hereinafter referred to as Lord Abbett VC
International Portfolio)
	Alger American Small Capitalization Portfolio
	Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged AllCap Portfolio
Your    Policy Fundpolicy fund     in the
   investment divisioninvestment division    s will
increase or decrease based on investment performance.
You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.


Prospectus: May 1, 2001.




Table of Contents



   PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 4	4
Death Benefit Options	4
Policy Changes	4
Flexible Premium Payments	4
Additional Benefits	5
INVESTMENT CHOICES	5
YOUR POLICY FUND	6
Transfers	6
Policy Loans	6
Withdrawing Money	6
Surrendering Your Policy	7
DEDUCTIONS AND CHARGES	7
Deductions From Your Premiums	7
Deductions From Your Policy Fund	7
Surrender Charges	7
Portfolio Expenses	8
ADDITIONAL INFORMATION ABOUT THE
POLICIES	10
Your Right To Examine This Policy	10
Your Policy Can Lapse	10
Tax Effects of Variable Universal Life 4	10
Illustrations	10
Correspondence and Inquiries	11
State Variations	11
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 4	11
INSURANCE FEATURES	11
How the Policies Differ From Whole Life Insurance	11
Application for Insurance	12
Death Benefit	12
We pay the Death Benefit to the Beneficiary when the
insured person dies (outstanding indebtedness will be
deducted from the proceeds).	12
Notice and Proof of Death	13
Payment of Death Benefits	13
Maturity Benefit	13
Changes In Variable Universal Life 4	13
Changing The Face Amount of Insurance	14
Changing Your Death Benefit Option	14
When Policy Changes Go Into Effect	15
Flexible Premium Payments	15
Allocation of Premiums	16
Additional Benefits	16
Extended Maturity Option	17
Automatic Benefit Increase Provision	18
SEPARATE ACCOUNT INVESTMENT CHOICES	18
Our Separate Account And Its Investment divisions	18
The Funds	19
Investment Policies Of The Portfolios	19
USING YOUR POLICY FUND	22
The Policy Fund	22
Amounts In Our Separate Account	22
How We Determine The Accumulation Unit Value	22
Policy Fund Transactions	23
Transfers Of Policy Fund	23
Dollar Cost Averaging	24
Portfolio Rebalancing	24
Policy Loans	25
Withdrawing Money From Your Policy Fund	27
Surrendering Your Policy	28
THE GENERAL ACCOUNT	28
DEDUCTIONS AND CHARGES	29
Deductions From Your Premiums	29
Charges Against The Separate Account	29
Deductions From Your Policy Fund	29
Transaction Charges	31
How Policy Fund Charges Are Allocated	31
Surrender Charge	31
Charges In The Funds	33
ADDITIONAL INFORMATION ABOUT THE
POLICIES	33
Your Right To Examine The Policy	33
Your Policy Can Lapse	3433
You May Reinstate Your Policy	34
Policy Periods And Anniversaries	34
Maturity Date	34
We Own The Assets Of Our Separate Account	35
Changing the Separate Account	35
Limits On Our Right To Challenge The Policy	35
Your Payment Options	36
Lump Sum Payments	36
Optional Payment Methods	36
Your Beneficiary	37
Assigning Your Policy	37
When We Pay Proceeds From This Policy	37
TAX EFFECTS	38
Policy Proceeds	38
Possible Charge for Midland's Taxes	40
Other Tax Considerations	40
PART 3: ADDITIONAL INFORMATION	40
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	40
YOUR VOTING RIGHTS AS AN OWNER	41
OUR REPORTS TO POLICY OWNERS	41
DIVIDENDS	42
MIDLAND'S SALES AND OTHER AGREEMENTS	42
REGULATION	42
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	43
LEGAL MATTERS	43
FINANCIAL MATTERS	43
ADDITIONAL INFORMATION	43
MANAGEMENT OF MIDLAND	44
ILLUSTRATIONS	47
DEFINITIONS	54
PERFORMANCE	56
FINANCIAL STATEMENTS	57
PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 4	4
Death Benefit Options	4
Policy Changes	4
Flexible Premium Payments	4
Additional Benefits	5
INVESTMENT CHOICES	5
YOUR POLICY FUND	6
Transfers	6
Policy Loans	6
Withdrawing Money	6
Surrendering Your Policy	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your Policy Fund	6
Surrender Charges	7
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
POLICYS	8
Your Right To Examine This Policy	8
Your Policy Can Lapse	9
Tax Effects of Variable Universal Life 4	9
Illustrations	9
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 4	9
INSURANCE FEATURES	9
How the Policys Differ From Whole Life Insurance	9
Application for Insurance	10
Death Benefit	10
Maturity Benefit	11
Changes In Variable Universal Life 4	11
Changing The Face Amount of Insurance	11
Changing Your Death Benefit Option	12
When Policy Changes Go Into Effect	12
Flexible Premium Payments	12
Allocation of Premiums	13
Additional Benefits	14
Extended Maturity Option	15
Automatic Benefit Increase Provision	15
SEPARATE ACCOUNT INVESTMENT CHOICES	16
Our Separate Account And Its Investment Divisions	16
The Funds	16
Investment Policies Of The Portfolios	16
USING YOUR POLICY FUND	19
The Policy Fund	19
Amounts In Our Separate Account	19
How We Determine The Accumulation Unit Value	19
Policy Fund Transactions	20
Transfers Of Policy Fund	20
Dollar Cost Averaging	20
Portfolio Rebalancing	21
Policy Loans	21
Withdrawing Money From Your  Policy Fund	22
Surrendering Your Policy	23
THE GENERAL ACCOUNT	23
DEDUCTIONS AND CHARGES	24
Deductions From Your Premiums	24
Charges Against The Separate Account	24
Deductions From Your Policy Fund	24
Transaction Charges	25
How Policy Fund Charges Are Allocated	26
Surrender Charges	26
Charges In The Funds	27
ADDITIONAL INFORMATION ABOUT THE
POLICYS	27
Your Right To Examine The Policy	27
Your Policy Can Lapse	27
You May Reinstate Your Policy	28
Policy Periods And Anniversaries	28
Maturity Date	28
We Own The Assets Of Our Separate Account	28
Changing the Separate Account	29
Limits On Our Right To Challenge The Policy	29
Your Payment Options	30
Your Beneficiary	31
Assigning Your Policy	31
When We Pay Proceeds From This Policy	31
TAX EFFECTS	31
Policy Proceeds	31
Possible Charge for Midland's Taxes	33
Other Tax Considerations	34
PART 3: ADDITIONAL INFORMATION	34
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	34
YOUR VOTING RIGHTS AS AN OWNER	34
OUR REPORTS TO POLICY OWNERS	35
DIVIDENDS	35
MIDLAND'S SALES AND OTHER AGREEMENTS	35
REGULATION	35
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	36
LEGAL MATTERS	36
FINANCIAL MATTERS	36
ADDITIONAL INFORMATION	36
MANAGEMENT OF MIDLAND	37
ILLUSTRATIONS	40
DEFINITIONS	46
PERFORMANCE	48
FINANCIAL STATEMENTS	49






This prospectus generally describes only the variable portion of the Policy, except where the General Account is specifically mentioned.
Buying this policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance policy. You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company.
"You" and "Your" mean the owner of the policy. We
refer to the person who is covered by the policy as the
"Insured" or "Insured Person", because the insured
person and the owner may not be the same.
There is a list of definitions at the end of this
prospectus, explaining many words and phrases used
here and in the actual insurance policy.
The detailed information appearing later in this
prospectus further explains the following summary.
This summary must be read along with that
detailed information. Unless otherwise indicated,
the description of the policy in this prospectus
assumes that the policy is    in forceIn force
and that there is no outstanding policy loan.
FEATURES OF VARIABLE UNIVERSAL LIFE 4
   Death BenefitDeath Benefit     Options
Variable Universal Life 4 is life insurance on the
insured person.  If the policy is    in forceIn
force     we will pay a    death benefitDeath
Benefit     when the insured person dies.  You can
choose between two    death benefitDeath
Benefit     options:
	Option 1:    death benefitDeath Benefit
equals the face amount  ("Specified Amount") of
the insurance policy.  This is sometimes called a
"level"    death benefitDeath Benefit    .
	Option 2:    death benefitDeath Benefit
equals the face amount plus the    Policy
FundPolicy fund    .  This is sometimes called a
"variable"    death benefitDeath Benefit    .
The    death benefitDeath Benefit     may be even
greater in some circumstances. See "   Death
Benefit    " on page    121210    .
We deduct any outstanding loans and unpaid charges
before paying any benefits.  The
   beneficiarybeneficiary     can take the    death
benefitDeath Benefit     in a lump sum or under a
variety of payment plans.
Whether your policy lapses or remains    in forcein
force     can depend on the amount of your
   Policy Fundpolicy fund     (less any outstanding
loans and    surrender chargesurrender charge    ).
The    Policy Fundpolicy fund    , in turn, depends
on the investment performance of the    investment
divisionInvestment division    s you select.  (The
   Policy Fundpolicy fund     also depends on the
premiums you pay and the charges we deduct.)
However, during the    Minimum Premium
Periodminimum premium period    , you can keep
your policy    in forcein force     by paying a
certain level of premiums.
The minimum face amount is generally $50,000.
However, for:
	insured persons, age 0 to 14 at issue, the minimum
face amount is $25,000; and
	insured persons, age 20 to 44 at issue which are in
the preferred non-smoker rate class, the minimum
face amount is $100,000.
   Death Benefit-Midland Access Account
Unless otherwise requested, prohibited by law, or
otherwise ineligible, when a death benefit is paid in a
lump sum, an interest bearing account, "Midland
Access Account" is established for the Beneficiary in
which monies may be withdrawn.  The monies in the
Midland Access Account are part of Midland National
Life's General Account.  The monies are not FDIC
insured and are subject to the claims of our creditors.
Midland National Life receives a benefit from monies
invested in the General Account.
 Policy Changes
You may change the    death benefitDeath
Benefi    t option you have chosen. You may also
increase or decrease the face amount of your policy,
within limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever
amount you want, within certain limits.  We require an
initial minimum premium based on the policy's face
amount and the insured person's age and sex.
You choose a planned periodic premium.  But
payment of the planned premiums does not ensure
that your policy will remain    in forcein
force    .  Additional premiums may be required to
keep your policy from lapsing.  You need not pay
premiums according to the planned schedule.
However, you can ensure that your policy stays    in
forcein force     during the    Minimum Premium
Periodminimum premium period     by paying
premiums    at least     equal to the accumulated
minimum premium amounts. See "Flexible Premium
Payments" on page    151512    .
Additional Benefits
You may choose to include additional benefits in the
policy by rider. These benefits may include:
	a disability waiver benefit (to waive the cost of
monthly deductions)
	a monthly disability benefit
	an accidental    death benefitdeath benefit
	life insurance for children
	family life insurance coverage
	life insurance for additional insured persons
	an accelerated    death benefitdeath benefit
in the event of a terminal illness.
We deduct any costs of additional benefits from your
   Policy Fundpolicy fund     monthly. See
"Additional Benefits" on page    161614    .
INVESTMENT CHOICES
You may allocate your    Policy Fundpolicy
fund     to up to ten of the following    investment
divisioninvestment division    s:
1.	Fidelity's Variable Insurance Products Fund (VIP)
Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund (VIP)
High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund (VIP)
Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund (VIP)
Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund (VIP)
Overseas Portfolio
6.	Fidelity Variable Insurance Products Fund (VIP)
Mid Cap Portfolio
7.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager Portfolio
8.	Fidelity's Variable Insurance Products Fund II
(VIP II) Investment Grade Bond Portfolio
9.	Fidelity's Variable Insurance Products Fund II
(VIP II) Contrafund Portfolio
10.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager: Growth Portfolio
11.	Fidelity's Variable Insurance Products Fund II
(VIP II) Index 500 Portfolio
12.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth & Income Portfolio
13.	Fidelity's Variable Insurance Products Fund III
(VIP III) Balanced Portfolio
14.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth Opportunities Portfolio
15.	American Century VP Capital Appreciation
Portfolio
16.	American Century VP Value Portfolio
17.	American Century VP Balanced Portfolio
18.	American Century VP International Portfolio
19.	American Century VP Income & Growth Portfolio
20.	MFS VIT Emerging Growth Series
21.	MFS VIT Research Series
22.	MFS VIT Investors Trust Series
23.	MFS VIT New Discovery Series
24.	Lord Abbett VC Growth and Income Portfolio
25.	Lord Abbett VC Mid-Cap Value Portfolio
26.	Lord Abbett VC International Portfolio
27.	 Alger American Small Capitalization Portfolio
28.	Alger American Mid Cap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
You bear the complete investment risk for all amounts
allocated to any of these    investment
divisioninvestment division    s.  You may also
allocate your    Policy Fundpolicy fund     to our
General Account, where we guarantee the safety of
principal and a minimum interest rate.  See the
"General Account" on page 24.
For more information, see "The Funds" on page 16.
YOUR    POLICY FUNDPOLICY FUND
Your    Policy Fundpolicy fund     begins with
your first premium payment.  From your premium we
deduct a premium charge and any per premium
expenses.  The balance of the premium is your
beginning    Policy Fundpolicy fund    .
Your    Policy Fundpolicy fund     reflects:
	the amount and frequency of premium payments,
	deductions for the cost of insurance and expenses,
	the investment performance of your chosen
   investment divisioninvestment division    s,
	interest earned on amounts allocated to the General
Account,
	loans, and
	partial withdrawals.
There is no guaranteed    Policy Fundpolicy
fund     for amounts allocated to the    investment
divisioninvestment division    s.
See "   The The Policy FundThe Policy
Fund    " on page    222219    .
Transfers
You may transfer your    Policy Fundpolicy
fund     among the    investment
divisioninvestment division    s and between the
General Account and the various    investment
divisioninvestment division    s.     Transfers take
effect when we receive your request.       We require
a minimum amount for each transfer, usually $200.
Currently, we allow an unlimited number of transfers.
We reserve the right to charge a $25 fee after the 12th
transfer in a policy year. There are other limitations on
transfers to and from the General Account. See
"   Transfers Of Transfers Of Policy FundTransfers
Of Policy Fund" on page 232320.  Transfer
requests received before 3:00 p.m. Central Standard
Time will take effect on the same day if that day is a
business day. Otherwise, the transfer request will take
eaffect on the business day following the day we
receive your request. Transfers are effected at unit
values determined at the close of business on the day
the transfer takes effect.
Policy Loans
You may borrow up to 92% of your    Cash
Surrender Valuecash surrender value     (the
   Policy Fundpolicy fund     less the
   surrender chargesurrender charge    ).  Your
policy will be the sole security for the loan.  Your
policy states a minimum loan amount, usually $200.
Policy loan interest accrues daily at an annually
adjusted rate. See  "Policy Loans" on page 22.  Policy
loan interest is not tax deductible on polic   yie    s
owned by an individual.  There may be federal tax
consequences for taking a policy loan. See "TAX
EFFECTS" on page    383831    .
Withdrawing Money
You may make a partial withdrawal from your
   Policy Fundpolicy fund    . The current
minimum withdrawal amount is $200.  The maximum
partial withdrawal you can make    in any policy
years     is 50% of the    nn    et    Cash
Surrender Valuecash surrender value    .  The
   net Cash Surrender Valuenet cash surrender
value     is the    Policy Fundpolicy fund
minus any    surrender chargesurrender charge
minus any outstanding loan and loan interest due.
Withdrawals are subject to other requirements.  If you
make more than one withdrawal in a policy year, then
we deduct a service charge (no more than $25). See
"   Withdrawing Money From Your
Withdrawing Money From Your Withdrawing
Money From Your Withdrawing Money From Your
Withdrawing Money From Your  Policy Fund    "
on page    272722    . Withdrawals and surrenders
may have negative tax effects. See "TAX EFFECTS"
on page    383831.  Requests received before 3:00
p.m. Central Standard Time will take effect on the
same day if that day is a business day. Otherwise, the
withdrawal request will take eaffect on the business
day following the day we receive your request.
Withdrawals are effected at unit values determined at
the close of business on the day the withdrawal takes
effect.
Surrendering Your Policy
You can surrender your policy for cash and then we
will pay you the    net Cash Surrender Valuenet cash
surrender value    .  A    surrender
chargesurrender charge     may be deducted, and
taxes and a tax penalty may apply. See "Surrendering
Your Policy" on page 23.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a 6.5% premium charge from each premium payment. Currently, we intend to eliminate this premium charge after 15 policy years. (This is not guaranteed.) This charge partially reimburses us for the selling and distributing costs of this policy and for premium taxes we pay. If you elect to pay premiums by Civil Service Allotment, we also deduct a $.46 service charge from each premium payment. See
"Deductions From Your Premiums" on page 24.

Deductions From Your    Policy FundPolicy
Fund
Certain amounts are deducted from your    Policy
Fundpolicy fund     each month.
These are:
	an expense charge of $7.00.
	a cost of insurance charge.  The amount of this
charge is based on the insured person's attained age,
sex, risk class, and the amount of insurance under
your policy; and
	charges for additional benefits.
In addition, we deduct fees when you make:
	a partial withdrawal of    Net Cash Surrender
Valuenet cash surrender value     more than once
in a policy year; or
	more than twelve transfers a year between
   investment divisioninvestment division    s.
(We currently waive this charge).
See "   Deductions From Your Deductions From
Your Policy FundDeductions From Your Policy
Fund    " on page 25.
We also deduct a daily charge at an annual rate of
0.90% of the assets in every    investment
divisioninvestment division    .  We currently intend
to reduce this charge to 0.25% after the 10th policy
year.  (This is not guaranteed.)  This charge is for
certain mortality and expense risks.
   Surrender ChargeSurrender Charge    s
We deduct a    surrender chargesurrender
charge     only if you surrender your policy for its
   net Cash Surrender Valuenet cash surrender
value     or let your policy lapse during the
   surrender chargesurrender charge     period
(This period is the earlier of 15 years or attained age
95).  If you keep this policy    in forcein force
for the    surrender chargesurrender charge
period, then you will not incur a    surrender
chargesurrender charge    .
The    surrender chargesurrender charge     varies
by the issue age, sex and class of the insured at the
time of issue.  The per $1,000 of face amount
   surrender chargesurrender charge     is highest
in the first year of your policy and decreases to $0.00
after the end of the    surrender chargesurrender
charge     period (this period is the earlier of 15
policy years or attained age 95).  For example, a male
with an issue age of 35 and a class of preferred
nonsmoker will have a first year    surrender
chargesurrender charge     of $19.00 per $1,000, but
a male issue age 65 and a class of preferred nonsmoker
will have a first year    surrender chargesurrender
charge     of $50.00 per $1,000.  The maximum first
year    surrender chargesurrender charge     for all
issue ages, sexes, and classes is $52.50 per $1,000.
The $52.50 per $1,000    surrender chargesurrender
charge     occurs for males issued at a smoker class
with issue ages at 58 or older.
The    surrender chargesurrender charge     at the
time of surrender is determined by multiplying the
   surrender chargesurrender charge     listed in
your policy form, for the appropriate policy year, times
the appropriate face amount of insurance and dividing
by 1,000.  If you change your face amount of insurance
after your policy is issued, the face amount used in the
   surrender chargesurrender charge     calculation
is the highest face amount which exists during the time
from the issue to the time of surrender of your policy.
See "   Surrender ChargeSurrender Charge    s" on
page 27 for samples of the per $1,000 charge for
various issue ages, sexes and classes.
Portfolio Expenses
Each    investment divisioninvestment division
invests exclusively in a corresponding mutual fund
portfolio.  Each portfolio pays an investment advisory
fee, and may also incur other operating expenses. The
total expenses for each portfolio (as a percentage of
assets) for the year ending December 31, 2000 are
shown in the table below.
   PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expense
offsets.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES      EXPENSES(2)
VIP Money Market (8)
  Portfolio	0.27%	0.08%	0.35%
VIP High Income
  Portfolio	0.58%	0.10%	0.68%
VIP Equity-Income (3)
  Portfolio 	0.48%	0.08%	0.56%
VIP Growth (3)
  Portfolio	0.57%	0.08%	0.65%
VIP Overseas (3)
  Portfolio	0.72%	0.17%	0.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager
  Portfolio 	0.53%	0.08%	0.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.57%	0.09%	0.66%
VIP II Asset Manager: Growth (3)
   Portfolio	0.58%	0.11%	0.69%
VIP II Index 500 (4)
   Portfolio	%0.24	0.04%	0.28%
VIP III Growth & Income (3)
   Portfolio	0.48%	0.10%	0.58%
VIP III Balanced (3)
  Portfolio 	0.43%	0.15%	0.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.10%	0.68%
American Century VP Capital Appreciation
  Portfolio	0.98% 	0.00%	0.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.23%	0.00%	1.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Research(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Investors Trust(5)
  Series	0.75%	0.12%	0.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.16%	1.06%
Lord Abbett VC Growth & Income(7)
  Portfolio	0.50%	0.53%	1.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International(7)
  Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American Mid Cap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%

(1) The fund data was provided by the Funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for 2000 except as noted for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio. The expenses shown for Fidelity's VIP,
VIP II and VIP III Portfolios are those applicable to the Initial
Class.
(3) Actual annual class operating expenses were lower because a portion of
the brokerage commissions that the fund paid was used to reduce the fund's
expenses, and/or because through arrangements with the fund's custodian,
credits realized as a result of uninvested cash balances were used to reduce
a portion of the fund's custodian expenses.   Including these
reductions,
total operating expenses would have been as follows:
VIP Equity-Income Portfolio		0.55%
VIP Growth Portfolio			0.64%
VIP Overseas Portfolio			0.87%
VIP MidCap Portfolio			0.69%
VIP II Contrafund Portfolio		0.63%
VIP II Asset Manager: Growth Portfolio	0.68%
VIP III Growth & Income Portfolio		0.57%
VIP III Balanced Portfolio		0.56%
VIP III Growth Opportunities Portfolio		0.66%
(4)  Fidelity Management and Research agreed to reimburse a portion of the
VIP II Index 500 expenses during 2000. Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.33%. This arrangement may be discontinued by the fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series
may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.  Including these reductions, the total expenses would have been as
follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
0.19% and 1.09% for the MFS VIT New Discovery.
This arrangement may be discontinued by the fund's manager at any time.
(7)	For the year 2000, Lord Abbett & Co. voluntarily waived its
management fees from the VC Mid-Cap Value and VC
International portfolios and reimbursed a portion of each
portfolio's expenses.  Without these waivers and
reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International
Portfolios.  For the year 2001, Lord, Abbett & Co has agreed formally to continue to reimburse a portion of each of those Portfolio's expenses to the extent necessary to maintain its
"Other Expenses" at 0.35 of its average net assets. This
agreement may be discontinued by Lord Abbett & Co. at any
time.
(8)	The annual class operating expenses provided are based on
historical expenses, adjusted to reflect the current management fee structure.


PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers after expenses reimbursement but before any
reductions for custodian and transfer agent expenses.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
VIP Money Market
  Portfolio	%	%	%
VIP High Income
  Portfolio	%	%	%
VIP Equity-Income
  Portfolio 	%	%	%
VIP Growth
  Portfolio	%	%	%
VIP Overseas
  Portfolio	%	%	%
VIP MidCap
  Portfolio	%	%	%
VIP II Asset Manager
  Portfolio 	%	%	%
VIP II Investment Grade Bond
  Portfolio	%	%	%
VIP II Contrafund
   Portfolio	%	%	%
VIP II Asset Manager: Growth
   Portfolio	%	%	%
VIP II Index 500
   Portfolio	%	%	%
VIP III Growth & Income
   Portfolio	%	%	%
VIP III Balanced(
  Portfolio 	%	%	%
VIP III Growth Opportunities
  Portfolio	%	%	%
American Century VP Capital Appreciation
  Portfolio	% 	%	%
American Century VP Value
  Portfolio	%	%	%
American Century VP Balanced
  Portfolio	%	%	%
American Century VP International
  Portfolio	%	%	%
American Century VP Income & Growth
  Portfolio	%	%	%
MFS VIT Emerging Growth
  Series	%	%	%
MFS VIT Research
  Series	%	%	%
MFS Investors Trust
  Series	%	%	%
MFS VIT New Discovery
  Series	%	%	%
Lord Abbett VC Growth & Income
  Portfolio	%	%	%
Lord Abbett VC Mid-Cap Value
  Portfolio	%	%	%
Lord Abbett VC International
  Portfolio	%	%	%

(1) The fund data was provided by the funds or their managers.
Midland has not independently verified the accuracy of the Fund data.

ADDITIONAL INFORMATION ABOUT THE
POLIC   IEY    S
Your Right To Examine This Policy
You have a right to examine and cancel the policy.
Your cancellation request must be postmarked by the
latest of the following 3 dates:
	10 days after you receive your policy,
	   10 days after we mail you a written notice
telling you about your rights to cancel (Notice of
Withdrawal Right); or
	45 days after you sign the policy application.
If you cancel your policy during this period, then we
will return your    Policy Fundpolicy fund     plus
all of the charges we have deducted from premiums or
from the    investment divisionInvestment
division    s or the    Policy Fundpolicy fund    .
Expenses of the portfolios are not returned.
See "Your Right To Examine The Policy" on page
   333327    .
Your Policy Can Lapse
Your policy remains    in forcein force     if the
   nn    et    Cash Surrender Valuecash
surrender value     can pay the monthly charges.  In
addition, during the    Minimum Premium
Periodminimum premium period    , your policy will
remain    in forcein force     as long as you meet
the applicable minimum premium requirements.
However, the policy can lapse after the    Minimum
Premium Periodminimum premium period     no
matter how much you pay in premiums, if the    net
Cash Surrender Valuenet cash surrender value     is
insufficient to pay the monthly charges (subject to the
grace period). See "Your Policy Can Lapse" on page
   343327    .
Tax Effects of Variable Universal Life 4
We believe that a policy issued on the basis of a
standard rate class should quality as a life insurance
policy for federal income tax purposes.  It is unclear
whether a policy issued on a substandard basis would
qualify as a life insurance policy, particularly if you
pay the full amount of premiums permitted under the
policy.  If a policy does not satisfy Section 7702 of the
Internal Revenue code (defining life insurance for tax
purposes), we will take appropriate and reasonable
steps to try to get the policy to comply with Section
7702.
If a policy qualifies as a life insurance policy for
federal income tax purposes, then the    death
benefitDeath Benefit     payment is not subject to
federal income tax. In addition, under current federal
tax law, you do not have to pay income tax on any
increases in your    Policy FundPolicy fund     as
long as they remain in your policy.
A policy may be treated as a "Modified Endowment
Contract   " ("MEC")     depending upon the
amount of premiums paid in relation to the    death
benefitDeath Benefit    . If the policy is a MEC, then
all pre-death distributions, including policy loans, will
be treated first as distributions of taxable income and
then as a return of your investment in the policy.  In
addition, prior to age 59 1/2, such distributions
generally will be subject to a 10% penalty tax.
If the policy is not a MEC, distributions generally will
be treated first as a return of your investment in the
policy and then as a distribution of taxable income.
Moreover,    generally     loans will not be treated
as distributions. Finally, distributions and loans from a
policy that is not a MEC are not subject to the 10%
penalty tax. See "TAX EFFECTS" on page
   383831    .
Illustrations
This prospectus includes sample projections of
hypothetical    death benefitDeath Benefit    s and
   Cash Surrender Valuecash surrender value    s,
beginning on page 41.  These are only hypothetical
figures and are not indications of either past or
anticipated future investment performance.  These
hypothetical value projections may be helpful in
understanding the long-term effects of different levels
of investment performance, charges and deductions.
They may help in comparing this policy to other life
insurance policies. They indicate that if the policy is
surrendered in the early policy years, the    net Cash
Surrender Valuenet cash surrender value     may be
low compared to never purchasing the policy and
investing the money used as premiums at 5% per year.
This demonstrates that this policy should not be
purchased as a short-term investment.
   Correspondence and Inquiries
You can write to us at our Executive Office to pay
premiums, send correspondence or take any other
action, such as transfers between investment division,
or changes in Specified Amount, regarding your
policy.  Our Executive Office is located at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls SD  57193
You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures we follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the Policy Owner by name, social security number, date of birth of the Owner or the Insured, or other identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that we believe are genuine.
There are risks associated with requests made by facsimile or telephone when the original request is not sent to our Executive Office. You bear these risks.
State Variations
Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact our Executive Office for additional information that may be applicable to your state.

PART 2: DETAILED INFORMATION
ABOUT VARIABLE UNIVERSAL LIFE 4
INSURANCE FEATURES
This prospectus describes our Variable Universal Life
4 policy. There may be policy variances because of
requirements of the state where your policy is issued.
How the Policies Differ From Whole Life Insurance
Variable Universal Life 4 (VUL-4) provides insurance
coverage with flexibility in    death benefitDeath
Benefit    s and premium payments.  It enables you
to respond to changes in your life and to take
advantage of favorable financial conditions.  VUL-4
differs from traditional whole life insurance because
you may choose the amount and frequency of premium
payments, within limits.
In addition, VUL-4 has two types    of death
benefitDeath Benefit     options.  You may switch
back and forth between these options.  Variable
Universal Life 4 also allows you to change the face amount without purchasing a new insurance policy.
However, evidence of insurability may be required.
   VUL-4 is "variable" life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions that you select. You bear the risk of poor investment performance, but you get the benefit of good performance.

Application for Insurance
To apply for a policy you must submit a completed
application.  We decide whether to issue a policy based
on the information in the application and our standards
for issuing insurance and classifying risks. If we decide
not to issue a policy, then we will return the sum of
premiums paid plus interest credited.  The maximum
issue age is 80.
   Death BenefitDeath Benefit
We pay the    death benefitDeath Benefit     to
the    beneficiaryBeneficiary     when the
insured person dies (outstanding indebtedness will
be deducted from the proceeds).
 As the owner, you may choose between two    death
benefitDeath Benefit     options:
	Option 1 provides a benefit that equals the face
amount of the policy.  This "level"    death
benefitDeath Benefit     is for owners who prefer
insurance coverage that does not vary in amount and
has lower insurance charges.  Except as described
below, the option 1    death benefitDeath
Benefit     is level or fixed at the face amount.
	Option 2 provides a benefit that equals the face
amount of the policy plus the    Policy Fundpolicy
fund     on the day the insured person dies.  This
"variable"    death benefitDeath Benefit     is
for owners who prefer to have investment
performance reflected in the amount of their
insurance coverage.  Under Option 2, the value of
the    death benefitDeath Benefit     fluctuates
with your    Policy FundPolicy fund    .
Under both options, Federal tax law may require a
greater benefit.  This benefit is a percentage multiple of
your    Policy Fundpolicy fund    .  The percentage
declines as the insured person gets older (this is
referred to as the "corridor" percentage).  The
minimum    death benefitDeath Benefit     will be
your    Policy Fundpolicy fund     on the day the
insured person dies multiplied by the percentage for his
or her age.  For this purpose, age is the attained age
(last birthday) at the beginning of the policy year of the
insured person's death.
The percentages are shown below:
Table of    Death BenefitDeath Benefit    s
Based on    Policy FundPolicy fund
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Insured	This Percent	Insured	This Percent
	Person's	of The	Person's	of The
	Age Is	   Policy FundPolicy fund	    Age Is	   Policy
FundPolicy fund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
			95-99	100%
These percentages are based on federal income tax law
which require a minimum    death benefitDeath
Benefit    , in relation to    Policy Fundpolicy
fund    , for your policy to qualify as life insurance.
For example, assume the insured person is 55 years old
and the face amount is $100,000.  The "corridor
percentage" at that age is 150%.  Under Option 1, the
   death benefitDeath Benefit     will generally be
$100,000. However, when the    Policy Fundpolicy
fund     is greater than $66,666.67, the corridor
percentage applies and the    death benefitDeath
Benefit     will be greater than $100,000 (since 150%
of $66,666.67 equals $100,000).  In this case, at age
55, we multiply the    Policy Fundpolicy fund
by a factor of 150%.  So if the    Policy Fundpolicy
fund     were $70,000, then the    death
benefitDeath Benefit     would be $105,000.
Under Option 2, the    death benefitDeath
Benefit     is the face amount plus the    Policy
Fundpolicy fund    .  In this example, if a 55 year-old
had a face amount of $100,000 and a    Policy
Fundpolicy fund     of $200,000, then the    death
benefitDeath Benefit     would be $300,000.  This
figure results from either: (a) adding the face amount to
the    Policy Fundpolicy fund     or (b) multiplying
the    Policy Fundpolicy fund     by the corridor
percentage.  For all    Policy Fundpolicy fund    s
higher than this level, the corridor percentage would
apply.  Therefore, for every $1.00 added to the
   Policy Fundpolicy fund     above $200,000, the
   death benefitDeath Benefit     would increase by
$1.50 (at that age).
Under either option, the length of time your policy
remains    in forcein force     depends on the
   net Cash Surrender Valuenet cash surrender
value     of your policy and whether you meet the
   Minimum Premium Periodminimum premium
period     requirements.  Your coverage lasts as long
as your    net Cash Surrender Valuenet cash
surrender value     can cover the monthly deductions
from your    Policy Fundpolicy fund    .  In
addition, during the    Minimum Premium
Periodminimum premium period    , your policy
remains    in forceIn force     if the sum of your
premium payments (minus any loans or withdrawals) is
greater than the sum of the monthly minimum
premiums for all of the policy months since the policy
was issued.
The investment performances of the    investment
divisioninvestment division    s and the interest
earned in the General Account affect your    Policy
Fundpolicy fund    .  Therefore, the returns from
these investment options can affect the length of time
your policy remains    in forcein force    .
The minimum initial face amount generally is $50,000.
For issue ages 0 to 14, the minimum is $25,000. For
   insured persons issue     age   s     20 to 44
   at issue and     in the preferred non-smoker rate
class, the minimum face amount is $100,000.
   Notice and Proof of Death
We require satisfactory proof of the insured person's death before we pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum we will pay the death benefit by establishing an interest bearing account, called the "Midland Access
Account", for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply be writing a check for all or any part of the amount of the death benefit. The Midland Access
Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Midland Access
Account.

Maturity Benefit
If the insured person is still living on the maturity date,
we will pay the    beneficiarybeneficiary     the
   Policy Fundpolicy fund     minus any
outstanding loans.  The policy will then end.  The
maturity date is the policy anniversary after the insured person's 100th birthday. In certain circumstances, you may extend the maturity date (doing so may have tax consequences). See "Maturity Date" on page
   343428    .
Changes In Variable Universal Life 4
Variable Universal Life 4 gives you the flexibility to choose from a variety of strategies that enable you to increase or decrease your insurance protection.
A reduction in face amount lessens the emphasis on a policy's insurance coverage by reducing both the
   death benefitDeath Benefit     and the amount of
pure insurance provided.  The amount of pure
insurance is the difference between the    Policy
Fundpolicy fund     and the    death benefitDeath
Benefit    .  This is the amount of risk we take.  A
reduced amount at risk results in lower cost of
insurance deductions from your    Policy Fundpolicy
fund    .
A partial withdrawal reduces the    Policy
Fundpolicy fund     and may reduce the    death
benefitDeath Benefit    , while providing you with a
cash payment, but generally does not reduce the
amount at risk. Choosing not to make premium
payments may have the effect of reducing the
   Policy Fundpolicy fund    .  Under    death
benefitDeath Benefit     option 1, reducing the
   Policy Fundpolicy fund     increases the amount
at risk (thereby increasing the cost of insurance
deductions) while leaving the    death benefitDeath
Benefit     unchanged; under    death benefitDeath
Benefit     option 2, it decreases the    death
benefitDeath Benefit     while leaving the amount at
risk unchanged.
Increases in the face amount have the exact opposite
effect of decreases.
Changing The Face Amount of Insurance
You may change the face amount of your policy by
sending a written request to our Executive Office.  You
can only change the face amount twice each policy
year.  All changes are subject to our approval and to
the following conditions.
For increases:
	Increases in the face amount must be at least
$25,000.
	To increase the face amount, you must provide satisfactory evidence of insurability. If the insured person has become a more expensive risk, then we charge higher cost of insurance fees for the
additional amounts of insurance (we may change
this procedure in the future).
	Monthly cost of insurance deductions from your
   Policy Fundpolicy fund     will increase.
There will also be a    surrender chargesurrender
charge     increase.  These begin on the date the
face amount increase takes effect.
	The right to examine this policy does not apply to face amount increases. (It only applies when you first buy the policy.)
	   There will be an increase in the minimum
premium requirement.
For decreases:
	You cannot reduce the face amount below the
minimum we require to issue this policy at the time
of the reduction.
	Monthly cost of insurance deductions from your
   Policy Fundpolicy fund     will decrease.
	The federal tax law may limit a decrease in the face
amount.     If that limit applies, then your new
death benefit will be your policy fund multiplied by
the corridor percentage the federal tax law specifies
for the insured's age at the time of the change.
	If you request a face amount decrease after you have already increased the face amount at substandard
(i.e., higher) cost of insurance charges, and the
original face amount was at standard cost of
insurance charges, then we will first decrease the
face amount that is at substandard higher cost of
insurance charges.  We may change this procedure.
   Changing the face amount may have tax
consequences, you should consult a tax adviser before
making any change.
Changing Your    Death BenefitDeath
Benefit     Option
You may change your    death benefitDeath
Benefit     option by sending a written request to our
Executive Office. We require satisfactory evidence of insurability to make this change.
If you change from option 1 to option 2, the face
amount decreases    the amount of by     your
   Pp    olicy    Ff    und on the date of the
change.  This keeps the    death benefitDeath
Benefit     and amount at risk the same as before the
change.  We may not allow a change in    death
benefitDeath Benefit     option if it would reduce the
face amount below the minimum we require to issue
this policy at the time of the reduction.
If you change from option 2 to option 1, then the face
amount increases by the amount of your    Policy
FundPolicy fund     on the date of the change. These
increases and decreases in face amount are made so
that the amount of the    death benefitDeath
Benefit     remains the same on the date of the
change. When the    death benefitDeath Benefit
remains the same, there is no change in the net amount
at risk.  This is the amount on which the cost of
insurance charges are based.
   Changing the death benefit option may have tax consequences, you should consult a tax adviser before making any change.
When Policy Changes Go Into Effect
Any changes in the face amount or the    death
benefitDeath Benefit     option will go into effect on
the monthly anniversary after the date we approved
your request. After your request is approved, you will receive a written notice showing each change. You should attach this notice to your policy.  We may also
ask you to return your policy to us at our Executive
Office so that we can make a change.  We will notify
you if we do not approve a change you request.  For
example, we might not approve a change that would
disqualify your policy as life insurance for income tax
purposes.
Policy changes may have negative tax consequences.
See "TAX EFFECTS" on page    383831    .
Flexible Premium Payments
You may choose the amount and frequency of
premium payments, within the limits described below.
Even though your premiums are flexible, your policy
   specifications information     page will show a
"planned" periodic premium.  You determine the
planned premium when you apply and can change it at
any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-
authorized check.  Premiums may be bi-weekly if paid
by Civil Service Allotment. The planned premiums
may not be enough to keep your policy    in forceIn
force    .
The insurance goes into effect when we receive your
initial minimum premium payment (and approve your application). We determine the initial minimum premium based on:
1)	the age, sex, and premium class of the insured
person,
2)	the initial face amount of the policy, and
3)	any additional benefits selected.
All premium payments should be payable to
"Midland". After your first premium payment, all
additional premiums should be sent directly to our
Executive Office.
We will send you premium reminders based on your
planned premium schedule.  You may make the
planned payment, skip the planned payment, or change
the frequency or the amount of the payment. Generally,
you may pay premiums at any time.  Amounts must be
at least $50, unless made by a pre-authorized check.
   Under current Company practice, Aa    mounts
made by a pre-authorized check can be as low as $30.
Payment of the planned premiums does not guarantee
that your policy will stay    in forceIn force    .
Additional premium payments may be necessary.  The
planned premiums increase when the face amount of
insurance increases.  This includes increases resulting
from the Automatic Benefit Increase provision. (See "Automatic Benefit Increase Provision" on page
   181815     for details on how and when the
increases are applied.)
If you send us a premium payment that would cause
your policy to cease to qualify as life insurance under Federal tax law, we will notify you and return that portion of the premium that would cause the
disqualification.
Premium Provisions During The    Minimum
Premium PeriodMinimum Premium Period    .
During the    Minimum Premium Periodminimum
premium period    , you can keep your policy    in
forceIn force     by meeting a minimum premium
requirement.  In most states, the    Minimum
Premium Periodminimum premium period     lasts
until the later of the 5th policy anniversary or the insured's 70th birthday. A monthly minimum premium is shown on your policy information page.  (This is not
the same as the planned premiums.)  The minimum
premium requirement will be satisfied if the sum of
premiums you have paid, less your loans or
withdrawals, is more than the sum of the monthly
minimum premiums required to that date.  The
minimum premium increases when the face amount
increases.
During the    Minimum Premium Periodminimum
premium period    , your policy will enter a grace
period and lapse if:
	the    Net Cash Surrender Valuenet cash surrender
value     cannot cover the monthly deductions
from your    Policy Fundpolicy fund    ; and
	the premiums you have paid, less your loans or withdrawals, are less than the total monthly minimum premiums required to that date.
   Remember that the new cash surrender value is
your policy fund minus the surrender charge and minus
any outstanding loan and loan interest.
This policy lapse can occur even if you pay all of the
planned premiums.
Premium Provisions After The    Minimum Premium
PeriodMinimum Premium Period    .  After the
   Minimum Premium Periodminimum premium
period    , your policy will enter a grace period and
lapse if the    Net Cash Surrender Valuenet cash
surrender value     cannot cover the monthly
deductions from your    Policy Fundpolicy
fund    .  Paying your planned premiums may not be
sufficient to maintain your policy because of
investment performance, charges and deductions,
policy changes or other factors. Therefore, additional
premiums may be necessary to keep your policy    in
forcein force    .
Allocation of Premiums
Each net premium will be allocated to the
   investment divisioninvestment division    s or to
our General Account on the day we receive it (except
that any premium received before we issue the policy
will not be allocated or invested until we issue the
policy    the "Record Date"     ).  The
   nn    et    pp    remium is the premium
minus a premium charge and any expense charges.
Each premium is put into your    Policy Fundpolicy
fund     according to your instructions.  Your policy
application may provide directions to allocate net
premiums to our General Account or the
   investment divisioninvestment division    s.
You may not allocate your    Policy Fundpolicy
fund     to more than 10    investment
divisioninvestment division    s at any one point in
time. Your allocation instructions will apply to all of your premiums unless you write to our Executive
Office with new instructions.  Allocation percentages
may be any whole number from 10 to 100   . (10 is
the minimum per the VUL4 policy).      The sum of
the allocation percentages must equal 100.  Of course,
you may choose not to allocate a premium to any
particular    investment divisioninvestment
division    . See "THE GENERAL ACCOUNT" on
page 282823.     Any premium received before the
record date will be held and earn interest in the General Account until the day after the record date. When this period ends your instructions will dictate how we allocate it.
Additional Benefits
You may include additional benefits in your policy.
Certain benefits result in an additional monthly
deduction from your    Policy Fundpolicy fund    .
You may cancel these benefits at any time.
   However, canceling these benefits may have
adverse tax consequences and you should consult a tax
adviser before doing so.      The following briefly
summarizes the additional benefits that are currently
available:
(1)  Disability Waiver Benefit:  With this benefit, we
waive monthly charges from the    Policy
Fundpolicy fund     if the insured person becomes
totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the insured person's 60th birthday, then we will waive
monthly deductions for as long as the disability
continues.
(2)  Monthly Disability Benefit:  With this benefit, we
pay a set amount into your    Policy Fundpolicy
fund     each month (the amount is on your policy
information page).  The benefit is payable when the
insured person becomes totally disabled on or after
their 15th birthday and the disability continues for at least 6 months. The disability must start before the policy anniversary following the insured person's 60th birthday. The benefit will continue until the insured person reaches age 65. If the amount of benefit paid
into the    Policy Fundpolicy fund     is more than
the amount allowed under the income tax code, the
monthly benefit will be paid to the insured person.
(3)  Accidental    Death BenefitDeath
Benefit    :  We will pay an additional benefit if the
insured person dies from a physical injury that results
from an accident, provided the insured person dies
before the policy anniversary that is within a half year
of his or her 70th birthday.
(4)  Children's Insurance Rider:  This benefit
provides term life insurance on the lives of the insured person's children. This includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 21 years.  They are covered until
the insured person reaches age 65 or the child reaches
age 25.
(5) Family Insurance Rider:  This benefit provides
term life insurance on the insured person's children as
does the Children's Insurance. It also provides
decreasing term life insurance on the insured's spouse.
(6)  Additional Insured Rider:  You may provide
term insurance for another person, such as the insured person's spouse, under your policy. A separate charge will be deducted for each additional insured.
(7)  Guaranteed Insurability Rider:  This benefit
provides for additional amounts of insurance without
further evidence of insurability.
(8)  Living Needs Rider:  This benefit provides an
accelerated    death benefitDeath Benefit     as
payment of an "Advanced Sum," in the event the
insured person is expected to die within 12 months.
You can choose the amount of the    death
benefitDeath Benefit amount     to accelerate at the
time of the claim. The maximum advanced sum is 50%
of the eligible    death benefitDeath Benefit
(which is the    death benefitDeath Benefit     of
the policy plus the sum of any additional    death
benefitDeath Benefit    s on the life of the insured
person provided by any eligible riders). Currently,
there is a maximum of $250,000 and a minimum of
$5,000.
There is no charge for this benefit prior to the time of a payment. The amount of the advanced sum is reduced by expected future interest and may be reduced by a
charge for administrative expenses.
On the day we pay the accelerated benefit, we will
reduce the following in proportion to the reduction in
the eligible    death benefitDeath Benefit    :
a.	the    death benefitDeath Benefit     of the
policy and of each eligible rider
b.	the face amount
c.	any    Policy Fundpolicy fund    s
d.	any outstanding loan
When we reduce the    Policy Fundpolicy fund    ,
we allocate the reduction based on the proportion that
your unloaned amounts in the General Account and
your amounts in the    investment divisioninvestment
division    s bear to the total unloaned portion of
your    Policy Fundpolicy fund    .
Pursuant to the Health Insurance Portability and Accountability Act of 1996, we believe that for federal income tax purposes an advanced sum
payment made under the living needs rider should
be fully excludable from the gross income of the
   beneficiaryBeneficiary    , as long as the
   beneficiaryBeneficiary     is the insured
person under the policy. However, you should
consult a qualified tax advisor about the
consequences of adding this rider to a policy or
requesting an advanced sum payment under this
rider.
Extended Maturity Option
This option allows the maturity date to be extended indefinitely, or as long as allowed by the IRS. If the insured is alive on the maturity date and this policy is
still    in forcein force     and not in the grace
period, this option may be elected.  In order to elect
this option, all of the    Policy Fundpolicy fund
must be transferred to either the General Account or
the Money Market    Investment Divisioninvestment
division     and the    death benefitDeath
Benefit     option must be elected as Option 1.  Once
your policy is extended beyond the Maturity Date,
there will be no further monthly deductions and we will
only allow transfers to the General Account or the
Money Market    Investment Divisioninvestment
division    .  Furthermore, we will not allow any of
the following to occur:
   Increase in the Specified Amount of Insurance
   Changes in the    Death BenefitDeath Benefit
Options
   Premium Payments
The Extended Maturity Option may have tax
consequences.  Consult your tax advisor before
   tm    aking this election.
Automatic Benefit Increase Provision
The Automatic Benefit Increase (ABI) provision is a
policy rider that allows for face amount increases to
keep pace with inflation.  All standard issues of
regularly underwritten policies issued after May 1,
1998,  include the ABI provision, except where the
issue age of the primary insured is older than 55. In addition, the ABI provision is not included where the billing mode is military government allotment,
   cC    ivil    sS    ervice
   aA    llotment or list bill.
The ABI can automatically increase your face amount
every two years, based on increases in the Consumer
Price Index.  The increases will occur on the 2nd
policy anniversary and every two years thereafter,
unless you reject an increase.  The increases continue
until the rider terminates.  We send you a notice about
the increase amounts at least 30 days before the
increase date.  You have the right to reject any increase
in face amount by sending us a notice before it takes effect. If you reject an increase, then the ABI provision terminates. (See your ABI rider for exact
details.)
We calculate each face amount increase under the ABI
provision as follows:
(a)	The eligible face amount, multiplied by
(b)	The Consumer Price Index 5 months before the
increase date, divided by
(a)	The Consumer Price Index 29 months before the
increase date, minus
(b)	The eligible face amount from part (a).
The eligible face amount is the sum of the portions of
the face amount of insurance that are in the non-
smoker, ordinary or preferred premium class.
The maximum increase is the lesser of $50,000 or 20%
of the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount.  The
Consumer Price Index is the U.S. Consumer Price
Index for all urban consumers as published by the U.S. Department of Labor. (See your policy form for more details on this index.)
The ABI provision does not require separate monthly
charges, but it does affect the amount of your monthly
cost of insurance charge by increasing your face
amount. (See "   Deductions From Your
Deductions From Your Deductions From Your
Deductions From Your Deductions From Your Policy
Fund    " on page    292924    .)
ABI increases also increase the planned and minimum premiums. (See Your ABI Rider and Your Base Policy
   Policy     Form for exact details.)
The Automatic Benefit Increase Provision may have
tax consequences.  Consult your tax advisor for
questions.
SEPARATE ACCOUNT INVESTMENT
CHOICES
Our Separate Account And Its    Investment
DivisionInvestment division    s
The "Separate Account" is our Separate Account A, established under the insurance laws of the State of
Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its
management or investment policies.  The Separate
Account meets the definition of a "Separate Account"
under the federal securities laws.  The Separate
Account has a number of    investment
divisioninvestment division    s, each of which
invests in the shares of a corresponding portfolio of the Funds. You may allocate part or all of your
   nn    et    pp    remiums to    no more
than     ten of the    twenty-five thirty investment
divisionInvestment division    s of our Separate
Account    at any one time    .
The Funds
Each of the 30 portfolios available under the policy is a "series" of one of the following investment companies:
1.	Fidelity's Variable Insurance Products Fund Initial
Class,
2.	Fidelity's Variable Insurance Products Fund II
Initial Class,
3.	Fidelity's Variable Insurance Products Fund III
Initial Class,
4.	American Century Variable Portfolios, Inc.,
5.	MFS Variable Insurance Trusts, and
6.	Lord Abbett Series Fund, Inc.
7.	Alger American Fund
The Funds' shares are bought and sold by our Separate Account at net asset value. More detailed information about the Funds and their investment objectives,
policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.
Midland may from time to time receive revenue from
the Funds and/or from their managers.  The amounts of
the revenue, if any, may    be substantial and
may     vary between funds and portfolios and may
be based on the amount of Midland's investments in
the Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and
risks. Each    investment divisioninvestment
division    's performance depends on the experience
of the corresponding portfolio. The objectives of the portfolios are as follows:
Portfolio
Objective
VIP Money Market
Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-
denominated money market
securities.
VIP High Income
Portfolio
Seeks a high level of current
income by investing
primarily in income-
producing debt securities
while also considering
growth of capital. Policy
owners should understand
that the fund's unit price
may be volatile due to the
nature of the high yield bond
marketplace.
VIP Equity-Income
Portfolio
Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the investment
manager will consider the
potential for capital
appreciation. The Portfolio's
goal is to achieve a yield
which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.
VIP Overseas Portfolio



VIP Mid Cap Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
Seeks long term growth of
capital.
VIP II Asset Manager
Portfolio
Seeks high total return with
reduced risk over the long
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.
VIP II Investment
Grade Bond Portfolio
Seeks as high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-
grade bonds.
VIP II Contrafund
Portfolio
Seeks to achieve capital
appreciation over the long
term by investing in
common stocks and
securities of companies
whose value the manager
believes is not fully
recognized by the public.
VIP II
Asset Manager: Growth
Portfolio
Seeks to maximize total
return by allocating its assets
among stocks, bonds, short-
term instruments, and other
investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.

VIP III Balanced
Portfolio

Seeks both income and
growth of capital. When the
investment manager's
outlook is neutral, it will
invest approximately 60% of
the fund's assets in equity
securities and will always
invest at least 25% of the
fund's assets in fixed-
income senior securities.
VIP III Growth
Opportunities Portfolio
Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century
VP Capital
Appreciation Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century
VP Value Portfolio
Seeks long-term capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century
VP Balanced Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.
American Century
VP International
Portfolio
Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential for
appreciation.
American Century
VP Income & Growth
Portfolio
Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.
MFS VIT Research
Series
Seeks to provide long-term
growth of capital and future
income.
MFS Investors Trust
Series
Seeks to provide reasonable
current income and long-
term growth of capital and
income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth and Income
Portfolio


Lord Abbett VC Mid-
Cap Value Portfolio




Lord Abbett VC
International Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.

Seeks capital appreciation
through investments,
primarily in equity securities
which are believed to be
undervalued in the
marketplace.

Seeks long-term capital
appreciation. Invests
primarily in equity securities
of non-U.S. issuers.
Alger American Small
Capitalization Portfolio
Seeks long   -
    term capital
appreciation by
focusing on small, fast
growing companies that
offer innovative
products, services or
technologies to a
rapidly expanding
marketplace.
Alger American
MidCap Growth
Portfolio
Seeks long   -
    term capital
appreciation by
focusing on midsize
companies with
promising growth
potential.
Alger American
Growth Portfolio
Seeks long   -
    term capital
appreciation by
focusing on growing
companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
Alger American
Leveraged AllCap
Portfolio
Seeks long   -
    term capital
appreciation by
investing, under normal
circumstances, in the
equity securities of
companies of any size
which demonstrate
promising growth
potential.

Fidelity Management & Research Company manages
the VIP, VIP II and VIP III portfolios.  American
Century Investment Management, Inc. manages the
American Century VP Portfolios. MFS Services
Company manages the MFS Variable Insurance Trusts.
Lord Abbett & Co, manages the Lord Abbett Series
Fund, Inc. Fred Alger Management, Inc. manages the
Alger American Portfolios.
The Fund portfolios available under these
polic   iey    s are not available for purchase
directly by the general public, and are not the same as
the mutual funds with very similar or nearly identical
names that are sold directly to the public. However, the
investment objectives and policies of the portfolios are
very similar to the investment objectives and policies
of other (publicly available) mutual fund portfolios that
have very similar or nearly identical names and that are
or may be managed by the same investment advisor or
manager. Nevertheless, the investment performance
and results of any of the Funds' portfolios that are
available under the polic   yie    s may be lower,
or higher, than the investment results of such other
(publicly available) portfolios. There can be no
assurance, and no representation is made, that the
investment results of any of the available portfolios
will be comparable to the investment results of any
other portfolio or mutual fund, even if the other
portfolio or mutual fund has the same investment
advisor or manager and the same investment objectives
and policies and a very similar or nearly identical
name.
USING YOUR    POLICY FUNDPOLICY
FUND
The    Policy FundPolicy Fund
Your    Policy Fundpolicy fund     is the sum of
your amounts in the various    investment
divisioninvestment division    s and in the General
Account (including any amount in our General
Account securing a policy loan).  Your    Policy
Fundpolicy fund     reflects various charges. See
"DEDUCTIONS AND CHARGES" on page
   292924    . Monthly deductions are made on the
policy date and on the first day of each policy month.
Transaction and    surrender chargesurrender
charge    s are made on the effective date of the
transaction.  Charges against our Separate Account are
reflected daily.
We guarantee amounts allocated to the General
Account.  There is no guaranteed minimum    Policy
Fundpolicy fund     for amounts allocated to the
   investment divisioninvestment division    s of
our Separate Account.  You bear that investment risk.
An    investment divisioninvestment division    's
performance will cause your    Policy Fundpolicy
fund     to go up or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the    investment
divisioninvestment division    s are used to purchase
accumulation units.  Accumulation units of an
   investment divisioninvestment division     are
purchased when you allocate premiums, repay loans or
transfer amounts to that division.  Accumulation units
are redeemed when you make withdrawals    or
    when you transfer amounts from an
   investment divisioninvestment division
(including transfers for loans), when we make monthly
deductions and charges, and when we pay the
   death benefitDeath Benefit    .  The number of
accumulation units purchased or redeemed in an
   investment divisioninvestment division     is
calculated by dividing the dollar amount of the
transaction by the division's accumulation unit value at
the end of that day.  The value you have in an
   investment divisioninvestment division     is the
accumulation unit value times the number of
accumulation units credited to you.  The number of
accumulation units credited to you will not vary
because of changes in accumulation unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the
   investment divisioninvestment division    s at
the end of each    business daybusiness day    .
Accumulation unit values fluctuate with the investment
performance of the corresponding portfolios of the
Funds.  They reflect investment income, the portfolio's
realized and unrealized capital gains and losses, the
Funds' expenses, and our deductions and charges.  The
accumulation unit value for each    investment
divisioninvestment division     is set at $10.00 on the
first day there are policy transactions in our Separate
Account associated with these polic   yie    s.
After that, the accumulation unit value for any
   business daybusiness day     is equal to the
accumulation unit value for the previous    business
daybusiness day     multiplied by the net investment
factor for that division on that    business
daybusiness day    .
We determine the net investment factor for each
   investment divisioninvestment division     every
   business daybusiness day     as follows:
	We take the value of the shares belonging to the
division in the corresponding Fund portfolio at the
close of business that day (before giving effect to
any policy transactions for that day, such as
premium payments or surrenders). We use the share
value reported to us by the Fund.
	We add any dividends or capital gains distributions
paid by the portfolio on that day.
	We divide this amount by the value of the amounts
in the    investment divisioninvestment
division     at the close of business on the
preceding    business daybusiness day     (after
giving effect to any policy transactions on that day).
	We subtract a daily asset charge for each calendar
day between    business daybusiness day    s
(for example, a Monday calculation may include
charges for Saturday and Sunday). The daily charge
is .0024547%, which is an effective annual rate of
0.90%.  We currently intend to reduce this charge to
0.25% after the 10th policy year.  (This reduction is
not guaranteed.)  (See "Mortality and Expense
Risks" on page 25.)
	We may subtract any daily charge for taxes or
amounts set aside as tax reserves.
   Policy FundPolicy Fund     Transactions
The transactions described below may have different
effects on your    Policy Fundpolicy fund, death
benefitDeath Benefit    , face amount or cost of
insurance changes.  You should consider the net effects
before making any    Policy Fundpolicy fund
transactions.  Certain transactions have fees.
Remember that upon completion of these transactions,
you may not have your    Policy Fundpolicy
fund     allocated to more than 10    investment
divisioninvestment division    s.
Transfers Of    Policy FundPolicy Fund
You may transfer amounts among the    investment
divisioninvestment division    s and between the
General Account and any    investment
divisioninvestment division    s.  To make a transfer
of    Policy Fundpolicy fund    , write to our
Executive Office.  Currently, you may make an
unlimited number of transfers of    Policy
Fundpolicy fund     in each policy year.  But we
reserve the right to assess a $25 charge after the 12th
transfer in a policy year.  If we charge you for making
a transfer, then we will allocate the charge as described
under "Deductions and Charges     How  Policy
Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are Allocated" on page
313126    .  Although a single transfer request
may include multiple transfers, it will be considered a
single transfer for fee purposes.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take affect on the same
day if that day is a business day. Otherwise, the
transfer request will take affect on the business day
following the day we receive your request. Transfers
are effected at unit values determined at the close of
business on the day the transfer takes effect.      The
minimum transfer amount is $200.  The minimum
amount does not have to come from or be transferred to
just one    investment divisioninvestment
division    .  The only requirement is that the total
amount transferred that day equals the transfer
minimum.
The total amount that can be transferred from the
General Account to the Separate Account, in any
policy year, cannot exceed the larger of:
1.	25% of the unloaned amount in the General
Account at the beginning of the policy year, or
2.	$25,000.  (We reserve the right to decrease this to
$1,000.)
These limits do not apply to transfers made in a Dollar
Cost Averaging program that occurs over a time period
of 12 or more months.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take aeffect on the same
day if that day is a business day. Otherwise, the
transfer request will take aeffect on the business day
following the day we receive your request. Transfers
are eeffected at unit values determined at the close of
business on the day the transfer takes eeffect.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables
you to make monthly transfers of a predetermined
dollar amount from the DCA source account (any
   investment divisioninvestment division     or the
General Account) into one or more of the
   investment divisioninvestment division    s.  By
allocating monthly, as opposed to allocating the total
amount at one time, you may reduce the impact of
market fluctuations.  This plan of investing does not
insure a profit or protect against a loss in declining
markets.  The minimum monthly amount to be
transferred using DCA is $200.
You can elect the DCA program at any time.  You must
complete the proper request form, and there must be a
sufficient amount in the DCA source account.  The
minimum amount required in the DCA source account
for DCA to begin is the sum of $2,400 and the
minimum premium.  You can get a sufficient amount
by paying a premium with the DCA request form,
allocating premiums, or transferring amounts to the
DCA source account.  The DCA election will specify:
a.	The DCA source account from which DCA
transfers will be made,
b.	That any money received with the form is to be
placed into the DCA source account,
c.	The total monthly amount to be transferred to the
other    investment divisioninvestment
division    s, and
d.	How that monthly amount is to be allocated among
the    investment divisioninvestment
division    s.
The DCA request form must be received with any
premium payments you intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending
them in with a DCA request form.  All amounts in the
DCA source account will be available for transfer
under the DCA program.
Any premium payments received while the DCA
program is in effect will be allocated using the
allocation percentages from the DCA request form,
unless you specify otherwise.  You may change the
DCA allocation percentages or DCA transfer amounts
twice during a policy year.
If it is requested when the policy is issued, then DCA
will start at the beginning of the 2nd policy month.  If it
is requested after issue, then DCA will start at the
beginning of the 1st policy month which occurs at least
30 days after the request is received.
DCA will last until the    value in the DCA source
account falls below the allowable limit total monies
allocated for DCA are exhausted     or until we
receive your written termination request.  DCA
automatically terminates on the maturity date.
Midland does not charge any specific fees for you to
participate in a DCA program.  However, transfers
made through a DCA program which only extends for
fewer than 12 months will be included in counting the
number of transfers of    Policy Fundpolicy
fund    .  While we currently allow an unlimited
number of free transfers, we do reserve the right to
charge for each transfer after the 12th one in any policy
year.
We reserve the right to end the DCA program by
sending you one month's notice.
Portfolio Rebalancing
The Portfolio Rebalancing Option allows
policyowners, who are not participating in a Dollar
Cost Averaging program, to have the Company
automatically reset the percentage of    Policy
FundPolicy fund     allocated to each    investment
divisionInvestment division     to a pre-set level.  For
example, you may wish to specify that 30% of your
   Policy Fundpolicy fund     be allocated to the
VIP Growth    Investment DivisionInvestment
division    , 40% in the VIP High Income
   Investment DivisionInvestment division     and
30% in VIP II Overseas    Investment
DivisionInvestment division    .  Over time, the
variations in the    investment divisionInvestment
division    's investment results will shift the
percentage allocations of your    Policy Fundpolicy
fund    .  If you elect this option, then at each policy
anniversary, We will transfer amounts needed to "re-
balance" the    Policy Fundpolicy fund     to the
specified percentages selected by you.  Rebalancing is
not available to amounts in the General Account.
Rebalancing may result in transferring amounts from
an    investment divisioninvestment division
earning a relatively high return to one earning a
relatively low return.
Even with a Portfolio Rebalancing Option, you can
only allocate your total    Policy Fundpolicy
fund     in up to at most 10    investment
divisioninvestment division    s.  We reserve the
right to end the Portfolio Rebalancing Option by
sending you one month's notice.  Contact us at our
Executive Office to elect the Portfolio Rebalancing
Option.
Midland does not charge any specific fees for you to
participate in a portfolio rebalancing program.
However, transfers made through a portfolio
rebalancing program which only extends for fewer than
12 months will be included in counting the number of
transfers of    Policy Fundpolicy fund    .  While
we currently allow an unlimited number of free
transfers, we do reserve the right to charge for each
transfer after the 12th one in any policy year.
   Policy Loans
You may borrow up to 92% of the net cash surrender
value using only your policy as security for the loan.  If
you request an additional loan, then the outstanding
loan and loan interest will be added to the additional
loan amount and the original loan will be canceled.
Thus, you will only have one outstanding loan.
A loan taken from, or secured by, a policy may have
federal income tax consequences. See "TAX
EFFECTS" on page 38.
You may request a loan by contacting our Executive
Office. You should tell us how much of the loan you
want taken from your unloaned amount in the General
Account or from the Separate Account investment
divisions.  If you do not tell us how to allocate your
loan, the loan will be allocated according to your
deduction allocation percentages as described under
"How    Policy Fund     Charges Are Allocated"
on page 31. If the loan cannot be allocated this way, then we will allocate it in proportion to the unloaned amounts of your Policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division
(and transfer these amounts to the General Account).
Interest Credited on Policy Loans: The portion of the
General Account that is equal to the policy loan will be credited at a rate of 3.5%.
Contract Loan Interest Charged: After the 10th policy year, we will offer preferred loans. Preferred loans are guaranteed to be available for the portion of the loan that is from earnings (the earnings are equal to the policy fund less the premiums paid). The annual interest rate charged on preferred loans is guaranteed to be 3.5% (which is the same rate we guarantee to credit on preferred loans).
Currently, the annual interest rate we charge on non-preferred loans is 5.5%. We guarantee that the rate charged on non-preferred loans will not exceed 8% per year.

Interest is due on each policy anniversary. If you do not pay the interest when it is due, then it will be added to your outstanding loan and allocated based on the deduction allocation percentages for your policy fund.
This means we make an additional loan to pay the interest and will transfer amounts from the General
Account or the investment divisions to make the loan.
If we cannot allocate the interest based on these percentages, then we will allocate it as described above.
Repaying The Loan. You may repay all or part of a policy loan while your policy is in force. While you have a policy loan, we assume that any money you send us is meant to repay the loan. If you wish to have any of these payments serve as premium payments, then you must tell us in writing.
You may choose how you want us to allocate your repayments. If you do not give us instructions, we will allocate your repayments based on your premium allocation percentages.
The Effects Of A Policy Loan On Your Policy Fund. A loan against your policy will have a permanent effect on your policy fund and benefits, even if the loan is repaid. When you borrow on your policy, we transfer your loan amount into our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.5% annual interest we credit on the portion of the General Account securing the loan.

   Your Policy May Lapse.  Your loan may affect the
amount of time that your policy remains in force.  For
example, your policy may lapse because the loaned
amount cannot be used to cover the monthly
deductions that are taken from your policy fund.  If
these deductions are more than the net cash surrender
value of your policy, then the policy's lapse provisions
may apply. Since the policy permits loans up to 92% of
the cash surrender value, loan repayments or additional
premium payments may be required to keep the policy
in force, especially if you borrow the maximum.
Policy Loans
Whenever your policy has a net Cash Surrender Value,
you may borrow up to 92% of the Cash Surrender
Value using only your policy as security for the loan.
If you request an additional loan, then the outstanding
loan and loan interest will be added to the additional
loan amount and the original loan will be canceled.
Thus, you will only have one outstanding loan.
We pay you interest on this loaned amount, currently at
an annual rate of 3.5%.  (We charge you interest on the
loaned amount at a higher rate, see below).  A loan
taken from, or secured by, a policy may have federal
income tax consequences. See "TAX EFFECTS" on
page 31.
You may request a loan by contacting our Executive
Office. You should tell us how much of the loan you
want taken from your unloaned amount in the General
Account or from the Separate Account investment
divisions.  If you do not tell us how to allocate your
loan, the loan will be allocated according to your
deduction allocation percentages as described under
"How Policy Fund Charges Are Allocated" on page
26.  If the loan cannot be allocated this way, then we
will allocate it in proportion to the unloaned amounts
of your Policy Fund in the General Account and each
investment division.  We will redeem units from each
investment division equal in value to the amount of the
loan allocated to that investment division (and transfer
these amounts to the General Account).
Policy Loan Interest. After the 10th policy year, you
may be able to take preferred loans provided your
policy's Policy Fund is large enough.  Preferred loans
are loans up to the Policy Fund less the total premiums
paid.  We guarantee that the annual rate of interest paid
on preferred loans will be equal to the interest rate
charged on such loans.  At the current time, we are
charging 3.5% on preferred loans and thus preferred
loans are being credited an annual interest rate of 3.5%.
If you request an additional loan, then the outstanding
loan and loan interest will be added to the additional
loan amount and the original loan will be cancelled.
Thus, you will only have one outstanding loan.
Interest is due on each policy anniversary.  If you do
not pay the interest when it is due, then it will be added
to your outstanding loan and allocated based on the
deduction allocation percentages for your Policy Fund.
This means we make an additional loan to pay the
interest and will transfer amounts from the General
Account or the investment divisions to make the loan.
If we cannot allocate the interest based on these
percentages, then we will allocate it as described above
for allocating your loan.
Repaying The Loan.  You may repay all or part of a
policy loan while your policy is in force.  While you
have a policy loan, we assume that any money you
send us is meant to repay the loan.  If you wish to have
any of these payments serve as premium payments,
then you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we will
allocate your repayments based on your premium
allocation percentages.
The Effects Of A Policy Loan On Your Policy Fund.  A
loan against your policy will have a permanent effect
on your Policy Fund and benefits, even if the loan is
repaid.  When you borrow on your policy, we transfer
your loan amount into our General Account where it
earns a declared rate of interest.  You cannot invest that
loan amount in any Separate Account investment
divisions.  You may earn more or less on the loan
amount, depending on the performance of the
investment divisions and whether they are better or
worse than the rates declared for the unloaned portion
of the General Account.
Your Policy May Lapse.  Your loan may affect the
amount of time that your policy remains in force.  For
example, your policy may lapse because the loaned
amount cannot be used to cover the monthly
deductions that are taken from your Policy Fund.  If
these deductions are more than the net Cash Surrender
Value of your policy, then the policy's lapse provisions
may apply. Since the policy permits loans up to 92% of
the Cash Surrender Value, loan repayments or
additional premium payments may be required to keep
the policy in force, especially if you borrow the
maximum.
Withdrawing Money From Your     Policy
FundPolicy Fund
You may request a partial withdrawal of your
   nn    et    Cash Surrender Valuecash
surrender value     by writing to our Executive
Office.  There is no    surrender chargesurrender
charge     on partial withdrawals.  Partial
withdrawals are subject to certain conditions.  They
must:
	be at least $200,
	total no more than 50% of the    nn    et
   Cash Surrender Valuecash surrender value
in any policy year,
	allow the    death benefitDeath Benefit     to
remain above the minimum for which we would
issue the policy at that time,
	allow the policy to still qualify as life insurance
under applicable tax law.
You may specify how much of the withdrawal you
want taken from each    investment
divisionInvestment division    .  If you do not tell us,
then we will make the withdrawal as described in
"Deductions and Charges     How Policy
Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
AllocatedHow Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are Allocated" on page
313126    .
   Requests received before 3:00 p.m. Central
Standard Time will take effect on the same day if that
day is a business day. Otherwise, the withdrawal
request will take effect on the business day following
the day we receive your request. Withdrawals are
effected at unit values determined at the close of
business on the day the withdrawal takes effect.
Withdrawal Charges.  When you make a partial
withdrawal more than once in a policy year, a charge
of $25 (or 2% of the amount withdrawn, whichever is
less), will be deducted from your    Policy
Fundpolicy fund    .  If you do not give us
instructions for deducting the charge, then it will be
deducted as described under "Deductions and Charges   How Policy
Fund
Charges Are
AllocatedHow Policy Fund Charges Are AllocatedHow
Policy Fund Charges Are AllocatedHow Policy Fund
Charges Are AllocatedHow Policy Fund Charges Are
Allocated" on page 313126    .
In general, we do not permit you to make a withdrawal
on monies for which your premium check has not
cleared your bank.
The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in your    Policy
Fundpolicy fund    , the    Cash Surrender
Valuecash surrender value     and generally the
   death benefitDeath Benefit     on a dollar-for-
dollar basis.  If the    death benefitDeath
Benefit     is based on the corridor percentage
multiple, then the    death benefitDeath Benefit
reduction could be greater.  If you have    death
benefitDeath Benefit     option 1, then we will also
reduce the face amount of your policy so that there will
be no change in the net amount at risk.  We will send
you a new policy information page to reflect this
change.  Both the withdrawal and any reductions will
be effective as of the date we receive your request at
our Executive Office.
A policy loan might be better than a partial withdrawal
if you need temporary cash.       A withdrawal may
have tax consequences.  See TAX EFFECTS on 38.

Surrendering Your Policy
You may surrender your policy for its    net Cash
Surrender Valuenet cash surrender value     while
the insured person is living.  You do this by sending
both a written request and the policy to our Executive
Office.  The    net Cash Surrender Valuenet cash
surrender value     equals the    Cash Surrender
Valuecash surrender value     minus any loan
outstanding (including loan interest).  During the
   surrender chargesurrender charge     period
(This period of time is the earlier of 15 policy years or
attained age 95), the    Cash Surrender Valuecash
surrender value     is the    Policy Fundpolicy
fund     minus the    surrender chargesurrender
charge    .  After the    surrender chargesurrender
charge     period, the    Cash Surrender Valuecash
surrender value     equals the    Policy Fundpolicy
fund    .  We will compute the    net Cash
Surrender Valuenet cash surrender value     as of the
date we receive your request and policy at our Executive Office. All of your insurance coverage will end on that date.
   Surrendering your policy may have tax
consequences.  See TAX EFFECTS on 38.

THE GENERAL ACCOUNT
You may allocate all or some of your    Policy
Fundpolicy fund     to the General Account.  The
General Account pays interest at a declared rate.  We
guarantee the principal after deductions. The General
Account supports our insurance and annuity
obligations.  Because of applicable exemptive and
exclusionary provisions, interests in the General
Account have not been registered under the
Securities Act of 1933, and the General Account has
not been registered as an investment company
under the Investment Company Act of 1940.
Accordingly, neither the General Account nor any
interests therein are generally subject to regulation
under the 1933 Act or the 1940 Act.  We have been
advised that the staff of the SEC has not made a
review of the disclosures which are included in this
prospectus for your information and which relate to
the General Account.
You may accumulate amounts in the General Account
by:
	allocating net premium and loan payments,
	transferring amounts from the    investment
divisioninvestment division    s,
	securing any policy loans, or
	earning interest on amounts you already have in the
General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all your amounts in the General
Account. The annual interest rates will never be less
than 3.5%.  We may, at our sole discretion, credit
interest in excess of 3.5%.  You assume the risk that
interest credited may not exceed 3.5%.  We may pay
different rates on unloaned and loaned amounts in the
General Account.  Interest compounds daily at an
effective annual rate that equals the annual rate we
declared.
You may request a transfer between the General
Account and one or more of the    investment
divisionInvestment division    s, within limits.  See
"Transfers of    Policy FundPolicy Fund"..
The General    A    ccount may not be available
in all states.  Your state of issue will determine if the
General Account is available on your policy.  Please
check your policy form to see if the General Account is
available on your policy.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a premium charge, and in some cases a
service charge from each premium.  The rest of each
premium (called the    Nn    et
   pP    remium) is placed in your    Policy
Fundpolicy fund    .
Since this charge is a percentage of paid premiums, the
amount of the charge will vary with the amount of
premium.
Premium Charge.  We deduct a 6.5% premium charge
from each premium payment. Currently we plan to
eliminate  this charge after 15 policy years-this is not
guaranteed.  This charge partially reimburses us for
premium taxes we incur and for the selling and
distributing costs of this policy.  These include
commissions and the costs of preparing sales literature
and printing prospectuses.  (We also deduct a
   surrender chargesurrender charge     if you
surrender your policy for its    net Cash Surrender
Valuenet cash surrender value     or let your policy
lapse during the    surrender chargesurrender
charge     period. See "   Surrender
ChargeSurrender ChargeSurrender ChargeSurrender
ChargeSurrender Charges    " on page
   313126    .)
Service Charge.  If you have chosen the Civil Service
Allotment Mode, then we deduct $.46 from each
premium payment.  The $.46 covers the extra expenses
we incur in processing bi-weekly premium payments.
Charges Against The Separate Account
Fees and charges allocated to the    investment
divisioninvestment division    s reduce the amount in
your    Policy Fundpolicy fund    .
Mortality and Expense Risks.  We charge for assuming
mortality and expense risks.  We guarantee that
monthly administrative and insurance deductions from
your    Policy Fundpolicy fund     will never be
greater than the maximum amounts shown in your
policy.  The mortality risk we assume is that insured
people will live for shorter periods than we estimated.
When this happens, we have to pay a greater amount of
   death benefitDeath Benefit    s than we
expected.  The expense risk we assume is that the cost
of issuing and administering polic   yie    s will be
greater than we expected.  We    deduct a
    charge for mortality and expense risks at an
effective annual rate of 0.90% of the value of the assets
in the Separate Account attributable to    Variable
Universal Life-3VUL-4    .  We currently intend to
reduce this charge to 0.25% after the 10th policy year
(this is not guaranteed).  The    investment
divisioninvestment division    s' accumulation unit
values reflect this charge. See "Using Your    Policy
FundPolicy Fund    How We Determine The
Accumulation Unit Value" on page    222219    .
If the money we collect from this charge is not needed,
then we profit.  We expect to make money from this
charge.  To the extent sales expenses are not covered
by the premium    load charge     and
   surrender chargesurrender charge,      our
General Account funds, which may include amounts
derived from this mortality and expense risk charge,
will be used to cover sales expenses.
Tax Reserve.  We reserve the right to charge for taxes
or tax reserves, which may reduce the investment
performance of the    investment divisioninvestment
division    s.  Currently, no such charge is made.
Deductions From Your    Policy FundPolicy
Fund
At the beginning of each policy month (including the
policy date), the following three deductions are taken
from your    Policy Fundpolicy fund:
1.	Expense Charge:  This charge is $7.00 per month.
This charge covers the continuing costs of
maintaining your policy, such as premium billing
and collections, claim processing, policy
transactions, record keeping, communications with
owners and other expense and overhead items.
2.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits.  We may change these charges, but your
policy contains tables showing the guaranteed
maximum rates for all of these insurance costs.
3.	Cost of Insurance Charge:  The cost of insurance
charge is our current monthly cost of insurance rate
times the amount at risk at the beginning of the
policy month. The amount at risk is the difference
between your    death benefitDeath Benefit
and your    Policy Fundpolicy fund    .  If the
current    death benefitDeath Benefit     for the
month is increased due to the requirements of
Federal tax law, then your amount at risk for the
month will also increase.  For this purpose, your
   Policy Fundpolicy fund     amount is
determined before deduction of the cost of
insurance charge, but after all of the other
deductions due on that date.  The amount of the
cost of insurance charge will vary from month to
month with changes in the amount at risk.
The cost of insurance rate is based on the sex, attained
age, and rating class of the insured person at the time
of the charge.  We place the insured person that is a
standard risk in the following rate classes: preferred
non-smoker, non-smoker, and smoker.  The insured
person may also be placed in a rate class involving a
higher mortality risk, known as a substandard class.
We may change the cost of insurance rates, but they
will never be more than the guaranteed maximum rates
set forth in your policy.  The maximum charges are
based on the charges specified in the Commissioner's
1980 Standard Ordinary Mortality Table. The table
below shows the current and guaranteed maximum
monthly cost of insurance rates per $1,000 of amount
at risk for a male, preferred, nonsmoker, standard risk
at various ages.  (In Montana, there are no distinctions
based on sex.)
   If Variable Universal Life 4 is purchased in
connection with an employment-related insurance or
benefit plan, employers and employee organizations
should consider, in consultation with counsel, the
impact of Title VII of the Civil Rights Act of 1964.  In
1983, the United States Supreme Court held that under
Title VII, optional annuity benefits under a deferred
compensation plan could not vary on the basis of sex.

Illustrative Table of Monthly Cost of Insurance Rates
(Rounded) per $1,000 of Amount at Risk
	Male	Guaranteed	Current
	Attained	Maximum	(Preferred Non-Smoker)
	Age	Rate	Rate
	5	$.07	$.05
	15	.11	.10
	25	.13	.09
	35	.14	.10
	45	.29	 .19
	55	.69	.35
	65	1.87	.81
   For a male preferred non-smoker, age 35, with a $100,000 face amount option 1 policy and an initial premium of $1,000, the cost of insurance for the first month will be $9.91. This example assumes the current cost of insurance rate ($.10 per $1,000).
For example, for a male preferred non-smoker, age 35
with a $100,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $16.91. This example assumes the current monthly expense charge of $7.00 and the current cost of insurance charge of $9.91. The $9.91 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.10) times the amount at risk
($100,000 face less the initial Cash Value of $928 which is $1,000 of premium less the $65 for the premium charge less the $7.00 expense charge). This example assumes that there are no riders or other additional benefits.
The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habits.
The reduced cost of insurance rates depends on such variables as the attained age and sex of the insured.
The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the insured person must be age 20 or over and meet certain underwriting requirements.
   If Variable Universal Life 4 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In
1983, the United States Supreme Court held that under
Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.


Changes in Monthly Charges.  Any changes in the cost
of insurance, charges for additional benefits or expense
charges will be by class of insured and will be based on
changes in future expectations of investment earnings,
mortality, the length of time polic   yie    s will
remain in effect, expenses and taxes.
Automatic Benefit Increase Charges.  There is no
separate charge for the Automatic Benefit Increase
(ABI) provision. However, as the automatic increases
are applied (see page    181815     for exact
details) the face amount of insurance will increase. The
face amount increase will cause an increase in the
amount at risk and the monthly cost of insurance
charge.
Transaction Charges
In addition to the deductions described above, we
charge fees for certain policy transactions:
	Partial Withdrawal of    Net Cash Surrender
Valuenet cash surrender value    .  You may make
one partial withdrawal during each    pP    olicy
   yY    ear without a charge.  There is an
administrative charge of $25 or 2 percent of the
amount withdrawn, whichever is less, each time You
make a partial withdrawal if more than one
withdrawal is made during a year.
	Transfers.  Currently, we do not charge when You
make transfers of    Policy Fundpolicy fund
among    investment divisionInvestment
division    s.  We reserve the right to assess a $25
charge after the twelfth transfer in a
   pP    olicy    yY    ear.
How    Policy FundPolicy Fund     Charges Are
Allocated
Generally, deductions from your    Policy
Fundpolicy fund     for monthly or partial
withdrawal charges are made from the    investment
divisioninvestment division    s and the unloaned
portion of the General Account.  They are made in
accordance with your specified deduction allocation
percentages unless you instruct us otherwise.  Your
deduction allocation percentages may be any whole
numbers (from 0 to 100)          which add up to
100.  You may change your deduction allocation
percentages by writing to our Executive Office.
Changes will be effective as of the date we receive
them.
If we cannot make a deduction in accordance with
these percentages, we will make it based on the
proportion of (a) to (b) where (a) is your unloaned
amounts in the General Account and your amounts in
the    investment divisionInvestment division    s
and (b) is the total unloaned amount of your    Policy
Fundpolicy fund    .
Deductions for transfer charges are made equally
between the    investment divisioninvestment
division    s from which the transfer was made. For
example, if the transfer is made from two
   investment divisioninvestment division    s, then
the transfer charge assessed to each of the
   investment divisioninvestment division    s will
be $12.50.
   Surrender ChargeSurrender Charges
We incur various sales and promotional expenses in
selling Variable Universal Life 4.  These include
commissions, the cost of preparing sales literature,
promotional activities and other distribution expenses.
We also incur expenses for underwriting, printing
policy forms and prospectuses, and entering
information in our records.
The    surrender chargesurrender charge is the
difference between the amount in your Policy
Fundpolicy fund     and your policy's    Cash
Surrender Valuecash surrender value     for the
   surrender chargesurrender charge     period (this
period of time is the earlier of 15 policy years or
attained age 95).  It is a contingent charge designed to
partially recover our expenses in distributing and
issuing polic   iey    s which are terminated by
surrender    or lapse     in their early years (the
premium charge is also designed to partially reimburse
us for these expenses).   It is a contingent load because
you pay it only if you surrender your policy (or let it
lapse) during the    surrender chargesurrender
charge     period.  The amount of the charge in a
policy year is not necessarily related to our actual sales
expenses in that year.  We anticipate that the premium
charge and    surrender chargesurrender charge
will not fully cover our sales expenses. If sales
expenses are not covered by the premium charge and
   surrender chargesurrender charge    s, we will
cover them with other funds.  The    net Cash
Surrender Valuenet cash surrender value    , the
amount we pay you if you surrender your policy for
cash, equals the    Cash Surrender Valuecash
surrender value     minus any outstanding loan and
loan interest.      The cash surrender value is the
policy fund minus the surrender charge.
The first year    surrender chargesurrender
charge     varies by the issue age, sex and class of the
insured at the time the policy is issued.  The maximum
charge for your policy per $1,000 of face amount is the
first year charge.  The first year charge, on a per
$1,000 of face amount basis, gradually decreases over
the    surrender chargesurrender charge     period
(this period of time is the earlier of 15 policy years or
attained age 95) and is $0.00 after the    surrender
chargesurrender charge     period expires.
The following table provides some examples of the
first year    surrender chargesurrender charge    .
The maximum first year    surrender chargesurrender
charge     for all issue ages, sexes, and classes is
$52.50 per $1,000.  The $52.50 per $1,000
   surrender chargeSurrender charge     occurs for
males issued at a smoker class with issue ages at 58 or
older.  Your policy will specify the actual
   surrender chargesurrender charge     rate, per
$1,000 of face amount, for all duration   '    s in
the    surrender chargesurrender charge     period.
The table below is only provided to give you an idea of
the level of first year    surrender chargesurrender
charge    s for a few sample issue ages, sexes and
classes.

Table of First Year    Surrender
ChargeSurrender Charge    s
Per $1,000 of Face Amount

			   Surrender ChargeSurrender
charge
			Per $1,000 of
Issue Age	Sex	Class	Face Amount
15	Male	Preferred Non-Smoker	$14.00
15	Female	Preferred Non-Smoker	$13.00

35	Male	Non-Smoker	$19.00
35	Male	Smoker	$22.50

55	Female	Non-Smoker	$31.00
55	Female	Smoker	$36.00

65	Male	Smoker	$52.50
65	Female	Smoker	$50.00

   If there has been a change in face
amount during the life of the policy,
then the surrender charge is applied
against the highest face amount in
force during the time from the issue
date until the time of surrender.
Your policy will specify your actual
surrender charge rates per $1,000 of
face amount.
A face amount decrease will not reduce the surrender charge. If the face amount is increased, the surrender charge will increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)	The initial face amount set equal to the face
amount increase
b)	The insured's policy age on the policy date
equal to the policy age on the date of the face
amount increase; and
c)	The premium class for the face amount
increase

Suppose you bought your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000. During the 10th policy year, you decided to increase your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

a)	face amount of $100,000
b)	A policy age of 44 (the increase was effective
during the 10th policy year before the policy
anniversary at which you attained age 45).
c)	A premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective We will send You an endorsement to your policy which states the surrender charge criteria and surrender charge amounts.


Charges In The Funds
The Funds charge for managing investments and
providing services.  Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have an
annual management fee.  That    fee     is the sum
of an individual fund fee rate and a group fee rate
based on the monthly average net assets of Fidelity
Management & Research Company's mutual funds.  In
addition, each of these portfolios' total operating
expenses includes fees for management and
shareholder services and other expenses (custodial,
legal, accounting, and other miscellaneous fees). The
fees for the Fidelity Portfolios are based on the Initial Class. See the VIP, VIP II and VIP III prospectuses for additional information on how these charges are determined and on the minimum and maximum
charges allowed.
The American Century Variable Portfolios   , the
MFS Portfolios, the Lord Abbett Portfolios and Alger
American Funds     have annual management fees
that are based on the monthly average of the net assets
in each of the portfolios.  See the    American
Century Variable Portfolios
    prospectus   es     for details.
   The MFS Portfolios have annual management fees
that are based on the monthly average of the net assets
in each of the portfolios. See the MFS Portfolios
prospectus for details.
The Lord Abbett Portfolios have annual management
fees that are based on the monthly average of the net
assets in the portfolio. See the Lord Abbett Portfolio
prospectus for details.
See the Portfolio Expense    Ss    ection on
page 78 for a complete listing of the portfolio
expenses during     19992000.
ADDITIONAL INFORMATION ABOUT THE
   POLICYSPOLICIES
Your Right To Examine The Policy
You have a right to examine the policy.  If for any
reason you are not satisfied with it, then you may
cancel the policy.  You cancel the policy by sending it
to our Executive Office along with a written
cancellation request.  Your cancellation request must
be postmarked by the late   stst     of the
following    three     dates:
	10 days after you receive your policy,;
	   10 days after we mail you a written notice
telling you about your rights to cancel (Notice of
Withdrawal Right); or
10 days after we mail you a written notice telling you
about your rights to cancel (Notice of Withdrawal
Right), or
?	45 days after you sign Part 1 of the policy
pplication.
If you cancel your policy, then we will return all of the charges deducted from your paid premiums and
   Policy Fundpolicy fund    , plus the    Policy
Fundpolicy fund    .
Insurance coverage ends when you send your request.
Your Policy Can Lapse
Your Variable Universal Life 4 insurance coverage
continues as long as the    net Cash Surrender
Valuenet cash surrender value     of your policy is
enough to pay the monthly deductions that are taken
out of your    Policy Fundpolicy fund    .  During
the    Minimum Premium PeriodMinimum premium
period    , coverage continues if your paid premiums
exceed the schedule of required minimum premiums.
If neither of these conditions is true at the beginning of
any policy month, we will send written notification to
you and any assignees on our records that a 61-day
grace period has begun.  This will tell you the amount
of premium payment that is needed to satisfy the
minimum requirement for two months.
If we receive payment of this amount before the end of
the grace period, then we will use that amount to pay
the overdue deductions.  We will put any remaining
balance in your    Policy FundPolicy fund     and
allocate it in the same manner as your previous
premium payments.
If we do not receive payment within 61 days, then your
policy will lapse without value.  We will withdraw any
amount left in your    Policy Fundpolicy fund    .
We will apply this amount to the deductions owed to
us, including any applicable    surrender
chargesurrender charge    .  We will inform you and
any assignee that your policy has ended without value.
If the insured person dies during the grace period, we
will pay the insurance benefits to the
   beneficiarybeneficiary    , minus any loan, loan
interest, and overdue deductions.
You May Reinstate Your Policy
You may reinstate the policy within five years after it
lapses if you did not surrender the policy for its    net
Cash Surrender Valuenet cash surrender value    .
To reinstate the policy, you must:
	complete an application for reinstatement,
	provide satisfactory evidence of insurability for the person who is to be insured.
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the    Policy Fundpolicy fund     so that
the    Policy Fundpolicy fund     minus any
policy debt equals or exceeds the    surrender
chargesurrender charges    ,
	cover the next two months' deductions, and
	pay or restore any policy debt.
The policy date of the reinstated policy will be the
beginning of the policy month that coincides with or
follows the date that we approve your reinstatement application. Previous loans will not be reinstated.
Policy Periods And Anniversaries
We measure policy years, policy months, and policy anniversaries from the policy date shown on your policy information page.  Each policy month begins on
the same day in each calendar month.   The calendar
days of 29, 30, and 31 are not used.  Our right to
challenge a policy and the suicide exclusion are
measured from the policy date. See "Limits On Our
Right To Challenge The Policy" on page
   353529    .
Maturity Date
The maturity date is the first policy anniversary after
the insured person's 100th birthday. The policy ends
on that date if the insured person is still alive and the maturity benefit is paid.
If the insured person survives to the maturity date and
you would like to continue the policy, we will extend
the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue
Service and your state.
In order to extend the maturity date, all of the
following conditions must be satisfied:
(a)	The policy can not be in the grace period;
(b)	All of the    Policy Fundpolicy fund     must
be transferred to either the General Account or the
Money Market    Investment Divisioninvestment
division    ;
(c)	The    death benefitDeath Benefit     option
must be elected as Option 1
(See the Extended Maturity Option section on page 15
for further details about this option).
If the maturity date is extended, the policy may not
qualify as life insurance and there may be tax
consequences.  A tax advisor should be consulted
before you elect to extend the maturity date.
We Own The Assets Of Our Separate Account
We own the assets of our Separate Account and use
them to support your policy and other variable life
polic   iey    s.  We may permit charges owed
to us to stay in the Separate Account.  Thus, we may
also participate proportionately in the Separate
Account. These accumulated amounts belong to us and
we may transfer them from the Separate Account to
our General Account.  The assets in the Separate
Account generally are not chargeable with liabilities
arising out of any other business we conduct.  Under
certain unlikely circumstances, one    investment
divisioninvestment division     of the Separate
Account may be liable for claims relating to the
operations of another division.
Changing the Separate Account
We have the right to modify how we operate our
Separate Account.  We have the right to:
	add    investment divisionInvestment
division    s to, or remove investment  divisions
from, our Separate Account;
	combine two or more divisions within our Separate
Account;
	withdraw assets relating to Variable Universal Life 4
from one    investment divisionInvestment
division     and put them into another;
	eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company.  This may happen if
the shares of the portfolio are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the
purposes of Separate Account A;
	register or end the registration of our Separate Account under the Investment Company Act of
1940;
	operate our Separate Account under the direction of
a committee or discharge such a committee at any
time (the committee may be composed entirely of
interested parties of Midland);
	disregard instructions from policy owners regarding
a change in the investment objectives of the
portfolio or the approval or disapproval of an
investment advisory policy. (We would do so only if
required by state insurance regulatory authorities or
otherwise pursuant to insurance law or regulation);
and
	operate our Separate Account or one or more of the
   investment divisioninvestment division    s in
any other form the law allows, including a form that
allows us to make direct investments.  In choosing
these investments, we will rely on our own or
outside counsel for advice.  In addition, we may
disapprove of any change in investment advisors or
in investment policies unless a law or regulation
provides differently.
Limits On Our Right To Challenge The Policy
We can challenge the validity of your insurance policy
(based on material misstatements in the application) if
it appears that the insured person is not actually
covered by the policy under our rules.  There are limits
on how and when we can challenge the policy:
	We cannot challenge the policy after it has been in effect, during the insured person's lifetime, for two years from the date the policy was issued or
reinstated. (Some states may require us to measure
this in some other way.)
   We cannot challenge any policy change that
requires evidence of insurability (such as an increase
in face amount) after the change has been in effect
for two years during the insured person's lifetime.
(this restriction not in the policy)
	We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the insured person in the event
that the insured person becomes totally disabled.
If the insured person dies during the time that we may challenge the validity of the policy, then we may delay payment until we decide whether to challenge the
policy.
If the insured person's age or sex is misstated on any
application, then the    death benefitDeath
Benefit     and any additional benefits will be
changed.  They will be those which would be
purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the insured person's correct age and sex.
If the insured person commits suicide within two years
after the date on which the policy was issued or
reinstated, then the    death benefitDeath
Benefit     will be limited to the total of all paid
premiums minus the amount of any outstanding policy
loan and loan interest minus any partial withdrawals of
   net Cash Surrender Valuenet cash surrender
value    .  If the insured person commits suicide
within two years after the effective date of your
requested face amount increase, then we will pay the
face amount which was in effect before the increase,
plus the monthly cost of insurance deductions for the
increase (Some states require us to measure this time
by some other date).
Your Payment Options
You may choose for policy benefits and other
payments (such as the    net Cash Surrender
Valuenet cash surrender value     or    death
benefitDeath Benefit    ) to be paid immediately in
one lump sum or in another form of payment.
Payments under these options are not affected by the
investment performance of any    investment
divisioninvestment division    .  Instead, interest
accrues pursuant to the option chosen.  If you do not
arrange for a specific form of payment before the
insured person dies, then the
   beneficiarybeneficiary     will have this choice.
However, if you do make an arrangement with us for
how the money will be paid, then the
   beneficiarybeneficiary     cannot change your
choice.  Payment options will also be subject to our
rules at the time of selection.
   Lump Sum Payments
In most cases, when a death benefit is paid in a lump
sum, we will pay the death benefit by establishing an
interest bearing checking account, called the "Midland
Access Account" for the beneficiary in the amount of
the death benefit.  We will send the beneficiary a
checkbook, and the beneficiary will have access to the
account simply by writing a check for all or any part of
the amount of the death benefit.  The Midland Access
Account is part of our general account. It is not a bank account and it is not insured by the FDIC pr any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Midland Access
Accounts.
Optional Payment Methods
  Our consent is required when an optional payment is
selected and the payee is either an assignee or not a
natural person (i.e., a corporation). Currently, these alternate payment options are only available if the
proceeds applied are more than $   1,000 5,000
    and periodic payments are at least
$   2050    .
You have the following payment options:
1.	Deposit Option: The money will stay on deposit
with us for a period that we agree upon. You will
receive interest on the money at a declared interest
rate.
2.	 Installment Options: There are two ways that we
pay installments:
a.	Fixed Period: We will pay the amount applied in
equal installments plus applicable interest, for a
specified time, up to 30 years.
b.	Fixed Amount: We will pay the sum in
installments in an amount that we agree upon.
We will continue to pay the installments until we
pay the original amount, together with any
interest you have earned.
3.	Monthly Life Income Option: We will pay the
money as monthly income for life.  You may
choose from 1 of    54     ways to receive the
income. We will guarantee payments for:
(1)	at least 5 years (called "5 Years Certain");
(2)	    (2)	at least 10 years (called "10
Years Certain");
(3)	at least 15 years (called "15 Years
Certain")
(43)	at least 20 years (called "20 Years
Certain"); or
(54)	payment for life. With a life only payment
option, payments will only be made as long
as the payee is alive.  Therefore, if the
payee dies after the first payment, only
one payment will be made.
4.	Other: You may ask us to apply the money under
any option that we make available at the time the
benefit is paid.
We guarantee interest under the deposit and installation options at 2.75% a year, but we may allow a higher rate of interest.
The    beneficiarybeneficiary    , or any other
person who is entitled to receive payment, may name a
successor to receive any amount that we would
otherwise pay to that person's estate if that person died.
The person who is entitled to receive payment may
change the successor at any time.
We must approve any arrangements that involve more
than one of the payment options, or a payee who is a
fiduciary or not a natural person.  Also, the details of
all arrangements will be subject to our rules at the time
the arrangements take effect.  These include:
	rules on the minimum amount we will pay under an
option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment),
	the naming of people who are entitled to receive payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later
changes) and your choice will take effect in the same
way as it would if you were changing a
   beneficiaryBeneficiary.      (See "Your
   BeneficiaryBeneficiary    " below).  Any
amounts that we pay under the payment options will
not be subject to the claims of creditors or to legal
process, to the extent that the law provides.
Your    BeneficiaryBeneficiary
You name your    beneficiarybeneficiary     in
your policy application.  The
   beneficiarybeneficiary     is entitled to the
insurance benefits of the policy.  You may change the
   bbeneficiaryeneficiary     during the insured
person's lifetime by writing to our Executive Office.  If
no    beneficiarybeneficiary     is living when the
insured person dies, we will pay the    death
benefitDeath Benefit     to the    insured person's
owner's     estate.
Assigning Your Policy
You may assign your rights in this policy.  You must
send a copy of the assignment to our Executive Office.
We are not responsible for the validity of the
assignment or for any payment we make or any action
we take before we receive notice of the assignment.
An absolute assignment is a change of ownership.
There may be tax consequences.
When We Pay Proceeds From This Policy
We will generally pay any    death benefitDeath
Benefit    s,    nn    et    Cash Surrender
Valuecash surrender value    , or loan proceeds
within seven days after receiving the required form(s)
at our Executive Office.     Death benefitDeath
Benefit    s are determined as of the date of the
insured person's death and will not be affected by
subsequent changes in the accumulation unit values of
the    investment divisioninvestment division    s.
We pay interest from the date of death to the date of
payment.
We may delay payment for one or more of the
following reasons:
(1)	We contest the policy.
(2)	We cannot determine the amount of the payment
because the New York Stock Exchange is closed,
the SEC has restricted trading in securities, or the
SEC has declared that an emergency exists.
(3)	The SEC, by order, permits us to delay payment to
protect our policy owners.
We may also delay any payment until your premium
checks have cleared your bank.  We may defer
payment of any loan amount, withdrawal, or surrender
from the General Account for up to six months after we
receive your request.
TAX EFFECTS
Policy Proceeds
The Internal Revenue Code of 1986 ("Code"), Section
7702, defines life insurance for tax purposes. The Code
places limits on certain policy charges used in
determining the maximum amount of premiums that
may be paid under Section 7702.  There is limited
guidance as to how to apply Section 7702.
Midland believes that a standard rate class policy
should meet the Section 7702 definition of a life
insurance policy (although there is some uncertainty).
For a policy issued on a substandard basis (i.e., a rate
class involving higher than standard mortality risk),
there may be more uncertainty whether it meets the
Section 7702 definition of a life insurance policy.  It is
not clear whether such a policy would satisfy Section
7702, particularly if the policy owner pays the full
amount of premiums permitted under the policy.
If it is subsequently determined that only a lower
amount of premiums may be paid for a policy to satisfy
Section 7702, then Midland may take appropriate and
reasonable steps to cause the policy to comply with
Section 7702.  These may include refunding any
premiums paid which exceed that lower amount
(together with interest or such other earnings on any
such premiums as is required by law).
If a policy's face amount changes, then the applicable
premium limitation may also change.  During the first
15 policy years, there are certain events that may create taxable ordinary income for you if at the time of the event there has been a gain in the policy.  These events
include:
	A decrease in the face amount;
	A partial withdrawal;
	A change from    death benefitDeath Benefit
option 2 to option 1; or,
	Any change that otherwise reduces benefits under
the policy and that results in a cash distribution in
order for the policy to continue to comply with
Section 7702 relating to premium and    Policy
Fundpolicy fund     limitations.
Such income inclusion may result with respect to cash distributions made in anticipation of reductions in benefits under the policy.
Code Section 7702A affects the taxation of
distributions (other than    death benefitDeath
Benefit    s) from certain Variable Life insurance
   policyspolicies     as follows:
1.	If premiums are paid more rapidly than the rate
defined by a 7-Pay Test, then the policy will be
treated as a "MEC."
2.	Any policy received in exchange for a policy
classified as a MEC will be treated as a MEC
regardless of whether the policy received in the
exchange meets the 7-Pay Test.
3.	Loans (including unpaid loan interest), surrenders
and withdrawals from a MEC will be considered
distributions.
4.	Distributions (including loans) from a MEC will be
taxed first as a taxable distribution of gain from the
policy (to the extent that gain exists), and then as non-taxable recovery of basis.
5.	The Code imposes an extra "penalty" tax of 10%
on any distribution from a MEC includable in
income, unless such distributions are made (a) after
you attain age 59 1/2, (b) on account of you
becoming disabled, or (c) as substantially equal
annuity payments over your life or life expectancy.
If a policy becomes a MEC, distributions that occur
during the policy year will be taxed as distributions
from a MEC.  In addition, distributions from a policy
within two years before it becomes a MEC will be
taxed in this manner.  This means that a distribution
from a policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.
A policy that is not a MEC may be classified as a MEC
if it is "materially changed" and fails to meet the 7-
Pay Test.  Any distributions from such a policy will be
taxed as explained above.
Material changes include a requested increase in
   death benefitDeath Benefit     or a change from
option 1 to option 2.     A reduction in death benefits
during the first seven policy years could cause a policy
to be treated as a MEC.      Before making any
policyual changes, a competent tax advisor should be
consulted.
Any life insurance polic   yie    s which are treated
as MECs and are issued by Midland or any of its
affiliates:
	with the same person designated as the owner;
	on or after June 21, 1988; and
	within any single calendar year
will be aggregated and treated as one policy for
purposes of determining any tax on distributions.
Even if a policy is not a MEC, loans at very low or no
net cost may be treated as distributions for federal
income tax purposes.
For polic   iey    s not classified as MECs,
distributions generally will be treated first as a return of your investment in the policy, and then taxed as ordinary income to the extent that they exceed your
investment in the policy (which generally is the total
premiums paid    plus any policy debt less any
amounts distributed that were not taxed).
However, certain distributions which must be made in
order to enable the policy to continue to qualify as a
life insurance policy for Federal income tax purposes if
policy benefits are reduced during the first 15 policy
years may be treated in whole or in part as ordinary
income subject to tax.  Loans from or secured by a
policy that it'is not a MEC are not treated as
distributions.  Neither distributions from nor loans
from or secured by a policy that us not a MEC are
subject to the 10% "penalty" tax.
The Code (Section 817(h)) also authorizes the
Secretary of the Treasury to set standards, by
regulation or otherwise, for the investments of Variable
Life insurance Separate Accounts to be "adequately
diversified" in order for the polic   yie    s to be
treated as life insurance polic   iey    s for federal
tax purposes. We believe Separate Account A, through
its investments in the Funds, will be adequately
diversified, although we do not control the Funds.
Owners of Variable Life insurance polic   iey    s
may be considered, for Federal income tax purposes,
the owners of the assets of the Separate Account used
to support their polic   iey    s.  In those
circumstances, income and gains from the Separate
Account assets are included in the Variable policy
owner's gross income.
The ownership rights under Variable Universal Life 4
are similar to, but different from those described by the
IRS in rulings in which it was determined that policy
owners were not owners of Separate Account assets.
For example, the owner has additional flexibility in
allocating premium payments and policy values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of Separate Account A. Midland does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue.
Midland therefore reserves the right to modify the
policy as necessary to attempt to prevent an owner
from being considered the owner of a pro rata share of
the assets of Separate Account A or to otherwise
qualify Variable Universal Life 4 for favorable tax
treatment.
Assuming a policy is a life insurance policy for federal
income tax purposes, the policy should receive the
same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under either benefit option should be
excludable from the gross income of the
   beneficiarybeneficiary     under Section 101 of
the Code, and you should not be deemed to be in
constructive receipt of the    pPolicy Fundolicy
fund    s under a policy until actual distribution.
Surrenders, withdrawals, and policy changes may have
tax consequences. These include a change of owners,
an assignment of the policy, a change from one
   death benefitDeath Benefit     option to another,
and other changes reducing future    death
benefitDeath Benefit    s.  Upon complete surrender
or when maturity benefits are paid, if the amount
received plus the policy debt is more than    the total
premiums paid that are not treated as previously
withdrawn by you your investment in the policy    ,
then the excess generally will be treated as ordinary
income.
Federal, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy
owner or    beneficiarybeneficiary    .
Interest on policy loans is generally not tax deductible.
A policy may be used in various arrangements,
including:
	nonqualified deferred compensation or salary
continuance plans,
	split dollar insurance plans,
	executive bonus plans, or
	retiree medical benefit plans,
	and others.
The tax consequences of such plans may vary
depending on the particular facts and circumstances of
each individual arrangement. Therefore, if you are contemplating the use of a policy in which the value depends in part on its tax consequences, then you
should be sure to consult a qualified tax advisor
regarding the tax attributes of the particular
arrangement.
In recent years, Congress has adopted new rules
relating to corporate owned life insurance.  Any
business contemplating the purchase of a new life
insurance policy or a change in an existing policy
should consult a tax advisor.
Although the likelihood of legislative changes is
uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means.  It is also  possible that any change could
be retroactive (that is, effective prior to the date of the change). A tax advisor could be consulted with respect to actual and prospective changes in taxation.
Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes
that it incurs which may be attributable to such account
or to the polic   iey    s.  Midland reserves the
right to make a charge for any such tax or other
economic burden resulting from the application of the
tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which we would keep in the
   ae    ffected division rather than in our General
Account.
Other Tax Considerations
The foregoing discussion is general and is not intended
as tax advice. If you are concerned about these tax implications, you should consult a competent tax advisor. This discussion is based on our understanding
of the Internal Revenue Service's current interpretation
of the present federal income tax laws.  No
representation is made as to the likelihood of
continuation of these current laws and interpretations,
and we do not make any guarantee as to the tax status
of the policy. It should be further understood that the foregoing discussion is not complete and that special rules not described in this prospectus may be
applicable in certain situations.  Moreover, no attempt
has been made to consider any applicable state or other
tax laws.
PART 3: ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was organized,
in 1906, in South Dakota, as a mutual life insurance
company at that time named "The Dakota Mutual Life
Insurance Company". We were reincorporated as a
stock life insurance company in 1909. Our name
"Midland" was adopted in 1925.  We    were
redomisticated to Iowa in 1999.  We are licensed to do
business in 49 states, the District of Columbia, and
Puerto Rico.  Our officers and directors are listed
beginning on page    3844    .
Midland is a subsidiary of Sammons Enterprises, Inc.,
Dallas, Texas. Sammons has controlling or substantial
stock interests in a large number of other companies
engaged in the areas of insurance, corporate services,
and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of our Separate Account divisions
in shares of the Funds' portfolios.  Midland is the legal
owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for the
Funds, and
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.
Even though we own the shares, we give you the
opportunity to tell us how to vote the number of shares
that are allocated to your policy.  We will vote at
shareholder meetings according to your instructions.
The Funds will determine how often shareholder
meetings are held.  As we receive notice of these
meetings, we will ask for your voting instructions.  The
Funds are not required to hold a meeting in any given
year.
If we do not receive instructions in time from all policy owners, then we will vote those shares in the same proportion as we vote shares for which we have
received instructions in that portfolio.  We will also
vote any Fund shares that we alone are entitled to vote
in the same proportions that policy owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares
of the Fund in our own right or to restrict policy owner voting, then we may do so.
You may participate in voting only on matters
concerning the Fund portfolios in which your
Policy Fundpolicy fund     has been invested. We
determine your voting shares in each division by
dividing the amount of your    Policy Fundpolicy
fund     allocated to that division by the net asset
value of one share of the corresponding Fund portfolio.
This is determined as of the    record dateRecord
Date     set by the Funds' Board for the shareholders
meeting.  We count fractional shares.
If you have a voting interest, we will send you proxy
material and a form for giving us voting instructions.
In certain cases, we may disregard instructions relating
to changes in the Funds' advisor or the investment
policies of its portfolios.  We will advise you if we do.
Other insurance companies own shares in the Funds to
support their Variable insurance products.  We do not
foresee any disadvantage to this.  Nevertheless, the
Funds' Board of Directors will monitor events to
identify conflicts that may arise and determine
appropriate action.  If we disagree with any Fund
action, then we will see that appropriate action is taken
to protect our policy owners.
OUR REPORTS TO POLICY OWNERS
Shortly after the end of the third, sixth, ninth, and
twelfth policy months, we will send you reports that
show:
	the current    death benefitDeath Benefit     for
your policy,
	your    Policy Fundpolicy fund    ,
	information about    investment
divisioninvestment division    s,
	the    Cash Surrender Valuecash surrender
value     of your policy,
	the amount of your outstanding policy loans,
	the amount of any interest that you owe on the loan,
and
	information about the current loan interest rate.
The annual report will show any transactions involving
Your    Policy Fundpolicy fund     that occurred
during the year. Transactions include your premium allocations, our deductions, and your transfers or
withdrawals.     The annual or other periodic
statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions).
Confirmations will be sent to you for transfers of amounts between Investment divisions and certain other policy transactions.

We will send you semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.
Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

Notices will be sent to you for transfers of amounts between investment divisions and certain other policy transactions.We will send you semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

DIVIDENDS
We do not pay any dividends on the policy described in
this prospectus.
MIDLAND'S SALES AND OTHER
AGREEMENTS
The policy will be sold by individuals who, in addition
to being licensed as life insurance agents for Midland
National Life, are registered representatives of Walnut
Street Securities (WSS) or broker-dealers who have
entered into written sales agreements with WSS.  WSS,
the principal underwriter of the polic   iey    s, is
registered with the SEC as a broker-dealer under the
Securities Exchange Act of 1934 and is a member of
the National Association of Securities Dealers, Inc.
    (NASD)     .  The address for Walnut Street
Securities is 670 Mason Ridge Center Drive, Suite 301,
St. Louis, Missouri 63141.
During the first policy year, we will pay agents a
commission of up to 70% of premiums paid.  For
subsequent years, the commission allowance may equal
an amount up to 5% of premiums paid.  After the 15th
policy year, we pay no commission.  Certain
persistency and production bonuses may be paid.
We may sell our polic   yie    s through broker-
dealers registered with the Securities and Exchange
Commission         under the Securities Exchange
Act of 1934 that enter into selling agreements with us.
The commission for broker-dealers will be no more than that described above.
To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria.
Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training or personnel, production of promotional literature and similar services.
We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:
	the premium load;
	the surrender charge;
	the mortality and expense charge;
	the cost of insurance charge;
	revenues, if any, received from the Funds or their managers; and
	investment earnings on amounts allocated under policies to the general account.
Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.
Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

REGULATION
We are regulated and supervised by the Iowa Insurance
Department.  We are subject to the insurance laws and
regulations in every jurisdiction where we sell
polic   yie    s. This policy has been filed with and
approved by insurance officials in those states.  The
provisions of this policy may vary somewhat from
jurisdiction to jurisdiction.
We submit annual reports on our operations and
finances to insurance officials in all the jurisdictions
where we sell polic   iey    s.  The officials are
responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.
We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums.
Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's policy during the first year. All other policy provisions will apply.
LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain matters relating to federal securities laws.
We are not involved in any material legal proceedings.
FINANCIAL MATTERS
The financial statements of Midland National Life
Separate Account A and Midland National Life
Insurance Company, included in this prospectus and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement. The address for PricewaterhouseCoopers LLP is IBM Park
Building, Suite 1300, 650 Third Avenue South,
Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the Variable Life insurance policy described in this prospectus with the Securities and Exchange Commission. The Registration
Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, then you may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.


Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to
present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life
John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
   and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior Vice
President and Chief Financial Officer (October 1993 to
1998), Midland National Life Insurance Company;
Treasurer (January 1996 to present), Briggs ITD Corp.;
Treasurer (March 1996 to present), Sammons Financial
Holdings, Inc.; Treasurer (November 1993 to present),
CH Holdings; Treasurer (November 1993 to present),
Consolidated Investment Services, Inc.; Treasurer
(November 1993 to present), Richmond Holding
Company, L.L.C.; Partner (prior thereto), Ernst and
Young
Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior
thereto), Penn Mutual Life Insurance
Stephen P. Horvat, Jr.
Midland National Life One
Midland Plaza      Sioux
Falls, SD
57193-0001

Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company

Donald J. Iverson
Midland National Life One
Midland Plaza
Sioux Falls, SD
57193-0001
Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Senior Vice President and
Corporate Actuary


Board of Directors
Member,     Vice
President
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President   Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.

President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company


Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One
Midland
Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years
Jon P. Newsome   Midland
National Life Annuity
Division         7755
Office Plaza Drive  N.
#105
    West Des Moines, IA
50266
E John Fromelt
Midland National Life

Executive Vice President Annuity Division




Senior Vice President,
Chief Investment Officer
Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Caualty Ins. Co.

Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health
Thomas M. Meyer
Midland National Life

Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company

Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929
Senior Vice President &
Chief Information Officer
Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Jack L. Briggs
Midland National Life
Vice President, Secretary,
and General Counsel
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company
Gary W. Helder
Midland National Life

Vice President Policy
Administration
Vice President Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life



Timothy A. Reuer Midland
National Life
Vice President    Marketing
ServicesNew Business and
Underwriting


Vice President Product
Development
Vice President Marketing Services (March 1996 to present), Second Vice President Sales Development
(prior thereto), Midland National Life Insurance
Company

Vice President Product Development (January 2000
To Present); Actuary Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insurance Company




Esfandyar Dinshaw
Midland National Life Annuity Division
   7755 Office Plaza
Drive N. #105
    West Des Moines, IA
50266
   Julia B. Roper
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-5929

Vice President Annuity
Division




   Vice President & Chief
Compliance Officer

Vice President Annuity Division (April 1999 to
Present); Vice President Actuarial (September 1996 to
April 1999), Conseco; Vice President Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.

   Vice President & Chief Compliance Officer
(August 1998 to present), Midland National Life
Insurance Company; Vice President & Chief
Compliance Officer (September 1997 to present), North
American Company for Life & Health Insurance;
Assistant Vice President (prior thereto), CNA Insurance
Companies
   Meg J. Taylor
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606 5929
   Chief Compliance
Officer
   Chief Compliance Officer (2000present)
Midland National Life and the North American
Companies; Assistant Vice President Compliance
(1998 2000) Midland National Life and the North
American Companies; Director Product and Market
Services (1997 1998) Transamerica Reinsurance;
Assistant Vice President (1987 997) John Alden Life
Insurance Company





Illustrations


Following are a series of tables that illustrate how the
   Policy Fundpolicy fund    s,    Cash
Surrender Valuecash surrender value    s, and
   death benefitDeath Benefit    s of a policy
change with the investment performance of the
Funds. The tables show how the    Policy
Fundpolicy fund    s,    Cash Surrender
Valuecash surrender value    s, and    death
benefitDeath Benefit    s of a policy issued to an
insured of a given age and given premium would vary
over time if the return on the assets held in each
Portfolio of the Funds were a constant gross, after tax
annual rate of 0%, 6%, or 12%. The tables on pages
43 through 45 illustrate a policy issued to a male, age
35, under a standard rate preferred non-smoker
underwriting risk classification. The    Policy
Fundpolicy fund    s,    Cash Surrender
Valuecash surrender value    s, and    death
benefitDeath Benefit    s would be different from
those shown if the returns averaged 0%, 6%, and 12%
over a period of years, but fluctuated above and
below those averages for individual policy years.
The amount of the    Policy Fundpolicy fund
exceeds the    Cash Surrender Valuecash surrender
value     during the    surrender chargesurrender
charge     period due to the    surrender
chargesurrender charge    . For policy years sixteen
and after, the    Policy Fundpolicy fund     and
   Cash Surrender Valuecash surrender value
are equal, since the surrender chargesurrender
charge     has reduced to zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the    Policy
Fundpolicy fund    s and the fourth and seventh
columns illustrate the    Cash Surrender Valuecash
surrender value    s of the policy over the
designated period. The    Policy Fundpolicy
fund    s shown in the third column and the
   Policy Fundpolicy fund    s shown in the fourth
column assume the monthly charge for cost of
insurance is based upon the current cost of insurance
rates. The    Policy Fundpolicy fund    s shown
in the sixth column and the    Cash Surrender
Valuecash surrender value    s shown in the
seventh column assume the monthly charge for cost
of insurance is based upon the cost of insurance rates
that we guarantee. The maximum cost of insurance
rates allowable under the policy are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
   death benefitDeath Benefit     of a policy over
the designated period. The illustrations of    death
benefitDeath Benefit    s reflect the same
assumptions as the    Policy Fundpolicy fund
and    Cash Surrender Valuecash surrender
value    s. The    death benefitDeath Benefit
    values also vary between tables, depending upon
whether Option 1 or Option 2    death benefitDeath
Benefit    s are illustrated.
The amounts shown for the    death benefitDeath
Benefit, Policy Fundpolicy fund    s, and    Cash
Surrender Valuecash surrender value    s reflect the
fact that the net investment return of the divisions of our Separate Account is lower than the gross, after-tax return on the assets in the Funds, as a result of expenses paid by the Funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 6.5% premium load (for the first 15 years on a current basis) deduction from each premium, and the $7.00 per month expense charge as well as current and guaranteed cost of insurance charges.
   The policy values shown assume daily
investment advisory fees and operating expenses equivalent to an annual rate of 0.73% of the aggregate average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period ending December 31, 2000). The actual fees and expenses associated with the policy may be more or less than 0.73% and will depend on how allocations are made to each investment division The MFS VIT
New Discovery, the Lord Abbett VC Mid-Cap Value,
The Lord Abbett VC International and the VIP II
Index 500 portfolios contain an expense
reimbursement arrangement whereby the portfolio expenses have a limit. Without this arrangement, expenses would be higher and the average of 0.73% would be higher. This would result in lower values than what are shown in the illustrations. Midland cannot predict whether such arrangements will continue. See footnotes (1) through (8) on page
7__for further details on the limits on these and other expenses. The policy values also take into account a daily charge to each investment division of Separate
Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of .90% (.25% after year 10 on a current basis) of the average net assets of the divisions of Separate Account A. After deductions of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.63%, 4.37% and 10.37%
respectively (-0.98%, 5.02%, 11.02% after year 10 on a current basis)

The policy values shown assume daily investment
advisory fees and operating expenses equivalent to an
annual rate of .79% of the aggregate average daily net
assets of the Portfolios of the Funds (the average rate
of the Portfolios for the period ending December 31,
1999). The actual fees and expenses associated with
the policy may be more or less than .79% and will
depend on how allocations are made to each
investment division. (The MFS VIT New Discovery,
The Lord Abbett VC Mid-Cap Value, The Lord
Abbett VC International and the VIP II Index 500
portfolios contain an expense reimbursement
arrangement whereby the portfolios expenses have a
limit.  Without this arrangement, expenses would be
higher and the average of 0.79% would be higher.
This would result in lower values than what are shown
in the illustrations.  Midland cannot predict whether
such arrangements will continue. See footnotes (2) and
(5) on page 8 for further information on the limits on
other expenses).  The policy values also take into
account a daily charge to each division of Separate
Account A for assuming mortality and expense risks
and administrative charges which is equivalent to a
charge at an annual rate of .90% .25% after year 10 on
a current basis) of the average net assets of the
divisions of Separate Account A. (After reductions for
the mortality and expense risk charge and average
portfolio expenses, the assumed gross investment rates
of) 0%, 6%, and 12% correspond to approximate net
annual rates of -1.69%, 4.31%, and 10.31%
respectively (-1.04%, 4.96%, 10.96%, after year 10 on
a current basis).
The approximate net annual rates do not include
premium charges, cost of insurance charges,
   surrender chargeSurrender charge    s, expense
charges nor any charges for additional benefits.
The hypothetical values shown in the tables do not
reflect any charges for federal income taxes against
Separate Account A since Midland is not currently
making such charges. However, if, in the future, such
charges are made, the gross annual investment rate of
return would have to exceed the stated investment
rates by a sufficient amount to cover the tax charges
in order to produce the    Policy Fundpolicy
fund    s,    Cash Surrender Valuecash surrender
value    s, and    death benefitDeath
Benefit    s illustrated.
The tables illustrate the policy values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the policy owner varied the amount or frequency of premium payments. The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.




















MIDLAND NATIONAL LIFE INSURANCE COMPANY  VUL 4
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

   DEATH BENEFITDEATH BENEFIT     OPTION 1	ASSUMED HYPOTHETICAL
GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 0%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1500
ASSUMING CURRENT COSTS		        ASSUMING GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHPOLICY	SURRENDER	DEATH
	CASHPOLICY
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE (2)	VALUE(2)	BENEFIT(2)

FUNDVALUE(2    )	VALUE(2)	BENEFIT(2)
   1	1,575	1,155	0	100,000	1,132	0	100,000
2	3,229	2,282	382	100,000	2,236	336	100,000
3	4,965	3,381	1,481	100,000	3,312	1,412	100,000
4	6,788	4,452	2,647	100,000	4,361	2,556	100,000
5	8,703	5,496	3,786	100,000	5,385	3,675	100,000
6	10,713	6,525	4,910	100,000	6,371	4,756	100,000
7	12,824	7,518	6,045	100,000	7,333	5,860	100,000
8	15,040	8,485	7,155	100,000	8,259	6,929	100,000
9	17,367	9,429	8,241	100,000	9,152	7,964	100,000
10	19,810	10,348	9,303	100,000	10,011	8,966
	100,000
11	22,376	11,309	10,406	100,000	10,838	9,935
	100,000
12	25,069	12,242	11,482	100,000	11,633
	10,873
	100,000
13	27,898	13,148	12,578	100,000	12,386
	11,816
	100,000
14	30,868	14,028	13,648	100,000	13,110
	12,730
	100,000
15	33,986	14,872	14,682	100,000	13,795
	13,605
	100,000
16	37,261	15,767	15,767	100,000	14,431
	14,431
	100,000
17	40,699	16,628	16,628	100,000	15,020
	15,020
	100,000
18	44,309	17,465	17,465	100,000	15,562
	15,562
	100,000
19	48,099	18,268	18,268	100,000	16,039
	16,039
	100,000
20	52,079	19,058	19,058	100,000	16,461
	16,461
	100,000
21	56,258	19,816	19,816	100,000	16,811
	16,811
	100,000
22	60,646	20,542	20,542	100,000	17,090
	17,090
	100,000
23	65,253	21,209	21,209	100,000	17,297
	17,297
	100,000
24	70,091	21,819	21,819	100,000	17,416
	17,416
	100,000
25	75,170	22,353	22,353	100,000	17,445
	17,445
	100,000
30	104,641	23,899	23,899	100,000	15,754
	15,754
	100,000
35	142,254	23,488	23,488	100,000	9,237	9,237
	100,000
40	190,260	19,998	19,998	100,000	0	0
	100,000
1.	ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY
YEAR.
VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN
DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE    POLICY
FUNDPOLICY FUND, SURRENDER VALUECASH SURRENDER VALUE     AND    DEATH
BENEFITDEATH BENEFIT     FOR A
POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT
RATES OF
RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL
POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE
FUND THAT
THIS ASSUMED INVESTMENT
RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF
TIME.




MIDLAND NATIONAL LIFE INSURANCE COMPANY  VUL 4
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

   DEATH BENEFITDEATH BENEFIT     OPTION 1	ASSUMED HYPOTHETICAL
GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 6%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1500
ASSUMING CURRENT COSTS		        ASSUMING GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHPOLICY	SURRENDER	DEATH
	CASHPOLICY
	SURRENDER	DEATH
	YEAR	PER YEAR	 FUND VALUE(2) 	VALUE(2)	BENEFIT(2)
	 FUND
VALUE(2)     	VALUE(2)	BENEFIT(2)
   1	1,575	1,232	0	100,000	1,208	0	100,000
2	3,229	2,508	608	100,000	2,459	559	100,000
3	4,965	3,831	1,931	100,000	3,755	1,855	100,000
4	6,788	5,201	3,396	100,000	5,099	3,294	100,000
5	8,703	6,623	4,913	100,000	6,493	4,783	100,000
6	10,713	8,109	6,494	100,000	7,928	6,313	100,000
7	12,824	9,642	8,169	100,000	9,419	7,946	100,000
8	15,040	11,233	9,903	100,000	10,957	9,627
	100,000
9	17,367	12,888	11,700	100,000	12,544
	11,356
	100,000
10	19,810	14,608	13,563	100,000	14,185
	13,140
	100,000
11	22,376	16,490	15,587	100,000	15,883
	14,980
	100,000
12	25,069	18,453	17,693	100,000	17,640
	16,880
	100,000
13	27,898	20,500	19,930	100,000	19,452
	18,882
	100,000
14	30,868	22,638	22,258	100,000	21,331
	20,951
	100,000
15	33,986	24,863	24,673	100,000	23,272
	23,082
	100,000
16	37,261	27,275	27,275	100,000	25,270
	25,270
	100,000
17	40,699	29,793	29,793	100,000	27,330
	27,330
	100,000
18	44,309	32,433	32,433	100,000	29,458
	29,458
	100,000
19	48,099	35,195	35,195	100,000	31,642
	31,642
	100,000
20	52,079	38,103	38,103	100,000	33,895
	33,895
	100,000
21	56,258	41,152	41,152	100,000	36,209
	36,209
	100,000
22	60,646	44,351	44,351	100,000	38,591
	38,591
	100,000
23	65,253	47,692	47,692	100,000	41,049
	41,049
	100,000
24	70,091	51,187	51,187	100,000	43,576
	43,576
	100,000
25	75,170	54,840	54,840	100,000	46,182
	46,182
	100,000
30	104,641	76,085	76,085	100,000	60,496
	60,496
	100,000
35	142,254	103,821	103,821	120,432	77,801
	77,801
	100,000
40	190,260	139,078	139,078	148,813	100,811
	100,811
	107,868

1.	ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY
YEAR.
VALUES WOULD BE
DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN
DIFFERENT
AMOUNTS.
2.	ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE
LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE    POLICY
FUNDPOLICY FUND, SURRENDER VALUECASH SURRENDER VALUE     AND    DEATH
BENEFITDEATH BENEFIT     FOR A
POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT
RATES OF
RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL
POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE
FUND THAT
THIS ASSUMED INVESTMENT
RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF
TIME.



MIDLAND NATIONAL LIFE INSURANCE COMPANY  VUL 4
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

   DEATH BENEFITDEATH BENEFIT     OPTION 1	ASSUMED HYPOTHETICAL
GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 12%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1500
ASSUMING CURRENT COSTS		        ASSUMING GUARANTEED COSTS
		PREMIUMS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	   CASHPOLICY	SURRENDER	DEATH
	CASHPOLICY	SURRENDER	DEATH
	YEAR	PER YEAR	VALUEFUND (2)	VALUE(2)	BENEFIT(2)
	VALUEFUND (2) 	VALUE(2)	BENEFIT(2)
1,575
1,309
0
100,000
1,284
0
100,000
2
3,229
2,744
844
100,000
2,692
792
100,000
3
4,965
4,318
2,418
100,000
4,236
2,336
100,000
4
6,788
6,047
4,242
100,000
5,932
4,127
100,000
5
8,703
7,946
6,236
100,000
7,796
6,086
100,000
6
10,713
10,046
8,431
100,000
9,834
8,219
100,000
7
12,824
12,346
10,873
100,000
12,078
10,605
100,000
8
15,040
14,879
13,549
100,000
14,539
13,209
100,000
9
17,367
17,671
16,483
100,000
17,242
16,054
100,000
10
19,810
20,750
19,705
100,000
20,213
19,168
100,000
11
22,376
24,280
23,377
100,000
23,484
22,581
100,000
12
25,069
28,191
27,431
100,000
27,087
26,327
100,000
13
27,898
32,529
31,959
100,000
31,052
30,482
100,000
14
30,868
37,343
36,963
100,000
35,430
35,050
100,000
15
33,986
42,685
42,495
100,000
40,259
40,069
100,000
16
37,261
48,719
48,719
100,000
45,584
45,584
100,000
17
40,699
55,429
55,429
100,000
51,467
51,467
100,000
18
44,309
62,890
62,890
107,543
57,974
57,974
100,000
19
48,099
71,156
71,156
116,696
65,155
65,155
106,854
20
52,079
80,326
80,326
126,112
73,060
73,060
114,704
21
56,258
90,494
90,494
135,740
81,756
81,756
122,635
22
60,646
101,755
101,755
148,563
91,310
91,310
133,312
23
65,253
114,216
114,216
162,187
101,811
101,811
144,571
24
70,091
128,011
128,011
176,655
113,351
113,351
156,424
25
75,170
143,278
143,278
191,993
126,044
126,044
168,899
30
104,641
247,844
247,844
302,370
210,944
210,944
257,351
35
142,254
421,557
421,557
489,006
345,880
345,880
401,221
40
190,260
711,502
711,502
761,307
561,555
561,555
600,864

1.	ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY
YEAR.
VALUES WOULD BE
DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN
DIFFERENT
AMOUNTS.
2.	ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE
LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE
ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
INVESTMENT
RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING
THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND
SERIES. THE    POLICY
FUNDPOLICY FUND,  SURRENDER VALUECASH SURRENDER VALUE     AND    DEATH
BENEFITDEATH BENEFIT     FOR A
POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT
RATES OF
RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL
POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE
FUND THAT
THIS ASSUMED INVESTMENT
RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF
TIME.


Definitions
Accumulation Unit means the units credited to each    investment
divisioninvestment division     in the
Separate Account.
Age means the age of the Insured Person on his/her birthday which immediately
precedes the Policy Date.
Attained Age means the age of the Insured Person on his/her birthday preceding a
Policy Anniversary date.
   BeneficiaryBeneficiary     means the person or persons to whom the
policy's
   death benefitDeath
Benefit     is paid when the Insured Person dies.
   Business DayBusiness Day     means any day    we are open and
    the New
York Stock Exchange is
open for trading.
   The holidays which we are closed but the New York Stock Exchange is open are
the day after Thanksgiving,
and December 26, 2000. These days along with the days the New York
Stock
Exchange is not open for trading will
not be counted as Business Days.
   Cash Surrender ValueCash Surrender Value     means the    Policy
FundPolicy
Fund     on the date
of surrender, less any    ssurrender Chargeurrender charges.
Policy Fund means the total amount of monies in our Separate Account A attributable to your in force contact plus any monies in our General Account for your Contact.
Policy Anniversary: The same month and day of the Policy Date in each year
following the Policy Date.
Policy Date means the date from which Policy Anniversaries and Policy
Years are
determined.
Policy Month means a month that starts on a Monthly Anniversary and ends on the
following Monthly
Anniversary.
Policy Year means a year that starts on the Policy Date or on each anniversary
thereafter.
Death BenefitDeath Benefit     means the amount payable under your
policy when
the Insured Person dies.
Evidence of Insurability means evidence, satisfactory to us, that the insured
person is insurable and meets our
underwriting standards.
Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate
Account A on the Policy Date or as later changed by us.
Executive Office means where you write to us to pay premiums or take other
action, such as transfers between
   investment divisionInvestment division    s, changes in Specified
Amount, or
other such action regarding
your policy. The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
   In ForceIn Force     means the Insured Person's life remains insured
under
the terms of the policy.
   Investment DivisionInvestment Division     means a division of
Separate
Account A which invests
exclusively in the shares of a specified Portfolio of the Fund.
   Minimum Premium PeriodMinimum premium period    : For all
polic   iey    s
except those issued
in Massachusetts or Pennsylvania, this is the period of time beginning on the
Policy Date and ending on the later of
attained age 70 or five years from the Policy Date. For
polic   iey    s issued
in Pennsylvania where the issue
age is 50 or younger, this period of time is for 20 years from the
Policy Date.
For polic   iey    s issued in
Massachusetts, this period of time is for 5 years from the Policy Date.
M   odified     E   ndowment     C   ontract     is a policy where
premiums are
paid more rapidly
than the rate defined by a 7-Pay Test.
Monthly Anniversary means the day of each month that has the same numerical date
as the Policy Date.
   Net Cash Surrender ValueNet Cash Surrender Value     means the
   cCash
Surrender Valueash
surrender value     less any outstanding policy loan.
Net Premium means the premium paid less a deduction the premium load and less any per premium expenses.
Policy Anniversary: The same month and day of the Policy Date in each year following the Policy Date.
Policy Date means the date from which Policy Anniversaries and Policy Years are determined.
Policy Fund means the total amount of monies in our Separate Account A attributable to your in force policy plus any monies in our General Account for your policy.
Policy Month means a month that starts on a Monthly Anniversary and ends on the following Monthly
Anniversary.
Policy Year means a year that starts on the Policy Date or on each anniversary thereafter.

   Record DateRecord Date     means the date the policy is recorded on
   oO    ur books as an    In
ForceIn force     policy.
Separate Account means Our Separate Account A which receives and invests your
net premiums under the policy.
   Surrender ChargeSurrender Charges     means a charge made only upon
surrender
of the policy. It
includes a charge for sales related expenses and issue related expenses.



Performance
Performance information for the    investment divisionInvestment
division    s
may appear in reports and
advertising to current and prospective owners. We base the performance information on the investment experience
of the    investment divisionInvestment division     and the Funds.
The
information does not indicate or
represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic
reinvestment by the Separate Account
of all distributions and the deduction of the mortality and expense risk charge.
The quotations will not reflect
deductions from premiums (the sales charge, premium tax charge, and any per
premium expense charge), the
monthly deduction from the    Policy FundPolicy fund     (the expense
charge,
the cost of insurance charge, and
any charges for additional benefits), the    surrender chargeSurrender
charge    , or other transaction charges.
Therefore, these returns do not show how actual investment performance will
affect policy benefits.
A cumulative total return reflects performance over a stated period of time. An
average annual total return reflects
the hypothetical annually compounded return that would have produced the same
cumulative total return if the
performance had been constant over the entire period.  Average annual total
returns tend to smooth out variations in
an    investment divisionInvestment division    's returns and are not
the same
as actual year-by-year results.
Midland may advertise performance figures for the    investment
divisionInvestment division    s based on the
performance of a portfolio before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of    Policy
FundPolicy fund, Cash Surrender
ValueCash surrender value    , and    death benefitDeath Benefit    s
based on
the Funds' historical
investment returns.  These illustrations will reflect the deduction of expenses
in the Funds and the deduction of
policy charges, including the mortality and expense risk charge, the deductions
from premiums, the monthly
deduction from the    Policy FundPolicy fund     and the    surrender
chargeSurrender charge    . The
illustrations do not indicate what policy benefits will be in the future.



Financial Statements
The financial statements of Midland National Life Insurance Company included in
this prospectus should be
distinguished from the financial statements of the Midland National
Life
Separate Account A and should be
considered only as bearing upon the ability of Midland to meet its obligations
under the Polic   iesys    . They
should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

prosp3vul4edgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt

ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt








                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.txt

REPRESENTATION PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract (Policy), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORMVEL.TXT

                      CONTENTS OF REGISTRATION STATEMENT
                      ----------------------------------

This Registration Statement comprises the following Papers and
Documents:

    The facing sheet.

    The prospectus consisting of 53 pages.

    The undertaking to file reports.

    Representation pursuant to Section 26(e) of the Investment
       Company Act.

    The signatures.

    Written consents of the following persons:

    (a) Jack L. Briggs  2

    (b)  Timothy A. Reuer 10

    (c)  Sutherland Asbill & Brennan L L P   10

    (d)  PricewaterhouseCoopers  L L P   10

    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to the exhibits in Form N-8B-2:

    (1)  Resolution of the Board of Directors of Midland National Life

         establishing the Separate Account A.   4

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement.   2

         (b)  Selling Agreement.   2

         (c)  Commission schedule.   8

    (4)  Not applicable.
    (5) Form of Contract.   8

    (6)  (a)  Articles of Incorporation of Midland National Life.    4

         (b)  By-Laws of Midland National Life.   4

    (7)  Not applicable.

    (8)  (a)  Participation Agreements for Fidelity Distributors

              Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   3

         (b)  Amendments to Participation Agreements for Fidelity

              Distributors Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II.   3

         (c)  Participation Agreement for Fidelity Distributors

              Corporation/Variable Insurance Products Fund III.   4

         (d)  Participation Agreement for American Century Investment

              Services, Inc.   3

         (e)  Participation Agreement for Lord Abbett Series Funds, Inc.
5

         (f) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. 6

         (g)  Participation Agreement for Massachusetts Financial
Variable

              Insurance Trusts.    5

         (h)  Participation Agreement for Fred Alger Management, Inc.  9

         (i)  Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  9

    (9)  Not applicable.

   (10)  Application Form.   7

   (11) Memorandum describing Midland National Life's issuance, transfer

         and redemption procedures for the Contract.   1

2.  See Exhibit 1(5).
    ---

3.  Opinion and Consent of Jack L. Briggs.   2

4.  No financial statements are omitted from the Prospectus pursuant to

     Instruction 1(b) or (c) or Part I.

5.  Not applicable.

6.  Opinion and Consent of Timothy A. Reuer.  10

7.  Consent of Sutherland Asbill & Brennan L L P   10

8.  Consent of PricewaterhouseCoopers  L L P   10


1      Filed previously in Post-Effective Amendment No. 4 on April 30,
1990
         for Form S-6 File No. 33-16354.
2      Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on January 31, 1997.
3      Filed previously in Pre-Effective Amendment No. 2 for Form S-6
File
         No. 333-14061 on April 23, 1997.
4      Filed previously in Post Effective Amendment No. 1 for Form S-6
File
         No. 333-14061 on April 28, 1998.
5      Filed previously in Post Effective Amendment No. 3 for Form S-6
File
         No. 333-14061 on April 29, 1999.
6      Filed previously in Pre-Effective Amendment No. 1 for Form S-6
File
         No. 333-80975 on August 31, 1999.
7      Filed previously in Post-Effective Amendment No. 4 for Form S-6
File
         No. 333-14061 on February 17, 2000.
8      Filed previously in Post-Effective Amendment No. 5 for Form S-6
File
         No. 333-14061 on April 28, 2000.
9      Filed previously in Post-Effective Amendment No. 6 for Form S-6
File
         No. 333-14061 on February 15, 2001.
10     Filed herein.


--------------




CONVUL4.txt
CONVEL2.txt

                             SIGNATURES
                             __________

    As required by the Securities Act of 1933, the Registrant, Midland National Life Separate Account A certifies that it meets all the requirements for effectiveness of this registration statement pursuant
    to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of
    Sioux Falls, South Dakota, on the 12th day of April, 2001.

                                    Midland National Life Separate
Account A

   (Seal)                      By:  Midland National Life Insurance
Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
Officers
    and Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

   /s/_ Michael M. Masterson   Director, Chairman of the       April 12,
2001
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

   _/s/ John J. Craig II       Director, Executive Vice        April 12,
2001
   John J. Craig II            President and Chief
                               Operating Officer

   _/s/ Steven C. Palmitier    Director, Senior Vice           April 12,
2001
   Steven C. Palmitier         President and Chief
                               Marketing Officer

   _/s/ Stephen P. Horvat, Jr. Director, Senior Vice           April 12,
2001
   Stephen P. Horvat, Jr.      President - Legal

   _/s/ Thomas M. Meyer        Senior Vice President           April 12,
2001
   Thomas M. Meyer             and Chief Financial
                               Officer

   _____________________       Director                        April 12,
2001
   Robert W. Korba






SigVUL4.txt

                                               Registration No. 333-
14061
                                               POST EFFECTIVE AMENDMENT
NO.7

________________________________________________________________________
________
------------------------------------------------------------------------
--------





                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549



                      ____________________________________


                                    EXHIBITS

                                       TO

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                      AND

                    MIDLAND NATIONAL LIFE INSURANCE COMPANY


                      ____________________________________










________________________________________________________________________
________
------------------------------------------------------------------------
--------

EXHVUL4.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     6. Opinion and Consent of Timothy A. Reuer

     7. Consent of Sutherland Asbill & Brennan L L P

     8. Consent of PricewaterhouseCoopers L L P






IndVUL4.txt

                                   April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

Gentlemen:
    This opinion is furnished in connection with the filing of Post-Effective Amendment No. 7 to Registration Statement No. 333-14061 on Form S-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life 3 Insurance policy and the Variable Universal Life 4 Insurance policy ("Policy") to be offered by Midland National Life Insurance Company.
The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and
Exhibits thereto.  In my opinion:

        The illustrations of death benefits, contract fund and accumulated premiums in Appendix A of the Prospectuses included in
        the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contracts has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be correspondingly more favorable to prospective purchasers of Contracts aged 35 in the underwriting classes illustrated than to prospective purchasers of Contracts at other ages or underwriting classes.

    I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

                                   Sincerely,



                                   /s/ Timothy A. Reuer______________
                                   Timothy A. Reuer, FSA
			                 Vice President - Product Development
TARVUL4.TXT

                        April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Universal Life 3 and 4
          Form S-6, File No. 333-14061


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed by Midland National
Life Insurance Company Separate Account A for certain variable life insurance contracts (File No. 333-14061). In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


ConsentSABVUL4.txt

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 7 to this Registration
Statement of Midland National Life Separate Account A on Form S-6 (File
No. 333-
14061) of our reports dated March 9, 2001, on our audits of the financial statements of
Midland National Life Separate Account A and the financial statements of
Midland
National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.



						PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 24, 2001

PWC Consent for VUL4.txt